UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10509

EQ PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

MAUREEN KANE, ESQ.

Executive Vice President, General Counsel and Secretary

Equitable Investment Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006-1600

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2022 – December 31, 2022

Item 1.	Reports to Stockholders.

Item 1(a):

EQ Premier VIP Trust

Annual Report

December 31, 2022

EQ Premier VIP Trust

Annual Report

December 31, 2022

2022 Market Overview

The past year was one defined by the world’s central banks, as the U.S. Federal Reserve and others boosted the cost of obtaining credit to tamp down burgeoning inflation. Interest rates rose across the yield curve, and then flattened out or inverted — meaning short-term rates generally rose more than their long-term counterparts. At the same time, Russia’s attack on Ukraine triggered higher energy prices in Europe and higher food costs in parts of the world dependent on Ukrainian wheat. China’s zero COVID policy weighed on local productivity and created further supply bottlenecks. Nonetheless, after several rounds of rate hikes, inflationary pressures appeared to have peaked by the third quarter.

Fixed Income

In U.S. fixed-income markets, persistent inflation, rapid central bank rate increases and slowing growth all combined to hurt investment-grade bond returns. Indeed, these factors helped lead the Bloomberg U.S. Aggregate Bond Index to a -13% return. Corporate bonds underperformed the broader market, reflecting the slowdown in economic growth and corporate profits. The ICE BofA Merrill Lynch U.S. High Yield Index generated a total return of -11.2% for the period, mainly due to increased uncertainty following the Federal Reserve’s actions, the Ukraine war, and a prolonged drop in overall risk asset valuations. Flows into the high-yield market were negative for the year, with outflows concentrated in the first three quarters of 2022.

Equity

Throughout 2022, the Cboe Volatility Index, known as the stock market’s “fear” gauge, was very volatile and finished much higher overall. U.S. equity markets entered a bear market (defined as a loss of 20% or more) early in the year, before rallying back in the fourth quarter. Nevertheless, despite the fourth quarter’s gain, the S&P 500 Index declined more than 18% for the year, making 2022 the worst year for stocks since the Great Financial Crisis of 2008. In this environment, mid-cap stocks held up better than large- and small-cap stocks, but all endured double-digit losses as measured by the Russell family of indices. In terms of returns by style, value stocks significantly outperformed growth across all capitalization ranges, as rising rates negatively impacted long-duration growth stocks.

International

International stocks performed better than their U.S. counterparts, but still produced double-digit declines in U.S. dollar terms, with the MSCI EAFE Index returning -14.5%. European stocks benefited from relatively strong earnings reports; nevertheless, investors worried about a potential looming energy crisis and economic slowdown ahead. Non-U.S. value stocks beat growth, aided by investor preference for more durable earnings growth and cash in hand as opposed to growth stocks’ promise for earnings in the future.

NOTES ON PERFORMANCE (Unaudited)

Total Returns

Performance of the EQ Premier VIP Trust Portfolios (each a “Portfolio” and together, the “Portfolios”) as shown on the following pages compares each Portfolio’s performance to that of a broad-based securities index. Each of the Portfolio’s annualized rates of return is net of investment management fees and expenses of the Portfolio. Rates of return are not representative of the actual return you would receive under your variable life insurance policy or annuity contract. No policyholder or contractholder can invest directly in the EQ Premier VIP Trust Portfolios. Changes in policy values depend not only on the investment performance of the EQ Premier VIP Trust Portfolios, but also on the insurance and administrative charges, applicable sales charges, and the mortality and expense risk charge applicable under a policy. These policy charges effectively reduce the dollar amount of any net gains and increase the dollar amount of any net losses. Each of the EQ Premier VIP Trust Portfolios has a separate investment objective it seeks to achieve by following a separate investment policy. There is no guarantee that these objectives will be attained. The objectives and policies of each Portfolio will affect its return and its risk. Keep in mind that past performance is not an indication of future results.

Growth of $10,000 Investment

The charts shown on the following pages illustrate the total value of an assumed investment in Class A, Class B and/or Class K shares of each Portfolio of the EQ Premier VIP Trust, as applicable. The periods illustrated are from the inception dates shown, or for a ten year period if the inception date is prior to December 31, 2012, through December 31, 2022. These results assume reinvestment of dividends and capital gains. The total value shown for each Portfolio reflects management fees and operating expenses of the Portfolios and 12b-1 fees which are applicable to Class A and Class B shares. 12b-1 fees are not applicable to Class K shares. The values have not been adjusted for insurance-related charges and expenses associated with life insurance policies or annuity contracts, which would lower the total values shown. Results should not be considered representative of future gains or losses.

The Benchmarks

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with actively-managed funds. An investment cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings.

Bloomberg U.S. Aggregate Bond Index

An index which covers the U.S. dollar denominated investment- grade, fixed-rate, taxable bond market of securities. The index includes bonds from the Treasury, government-related and corporate securities, agency fixed rate and hybrid adjustable mortgage pass throughs, asset-backed securities and commercial mortgage-backed securities.

Bloomberg U.S. Intermediate Government Bond Index

An unmanaged index of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years.

ICE BofA 3-Month U.S. Treasury Bill Index (“ICE BofA 3 mo T-Bill”)

An index which measures the returns of negotiable debt obligations issued by the U.S. government and backed by its full faith and credit, having a maturity of three months.

Morgan Stanley Capital International (MSCI) EAFE® Index (“MSCI EAFE® Index”)

A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

Russell 2000® Index (“Russell 2000”)

An unmanaged index which measures the performance of approximately 2000 of the smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index. It is market- capitalization weighted.

Standard & Poor’s 500® Composite Stock Index (“S&P 500® Index”)

A weighted index of common stocks of 500 leading companies in leading industries of the U.S. economy, capturing 75% coverage of U.S. equities. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

Standard & Poor’s MidCap 400® Index (“S&P MidCap 400® Index” or “S&P 400® Index”)

A weighted index of 400 domestic stocks chosen for market size, liquidity, and industry group representation. The index captures approximately 7% of the U.S. equities market. The index returns reflect the reinvestment of dividends.

S&P Target Date® Indices

The S&P Target Date® Index Series comprises eleven multi-asset class indices, each corresponding to a

NOTES ON PERFORMANCE (Unaudited)

particular target retirement date. The asset allocation for each index in the series is determined once a year through a survey of large fund management companies that offer target date products. Each index is fully investable, with varying levels of exposure to equities, fixed income and commodities.

The below hypothetical composite benchmarks were created by Equitable Investment Management Group, LLC, the Trust’s investment manager, to show how the performance of certain Portfolios compares with the return of an index or indices. There is no guarantee that any Portfolio will outperform these or any benchmarks. Portions of a hypothetical composite index against which a Portfolio’s performance is measured were created by Equitable Investment Management Group, LLC to show how a Portfolio’s performance compares with the returns of an index.

EQ/Conservative Allocation Index is a hypothetical time-weighted combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. Intermediate Government Bond Index at a weighting of 60%, the MSCI EAFE® Index at a weighting of 5%, the S&P MidCap 400® Index at a weighting of 4%, the S&P 500® Index at a weighting of 10%, the Russell 2000® Index at a weighting of 1%, the ICE BofA 3-Month U.S. Treasury Bill Index at a weighting of 7% and the Bloomberg U.S. Long Government/Credit Bond Index at a weighting of 13%. Prior to January 1, 2022, the weightings of the Bloomberg U.S. Intermediate Government Bond Index, ICE BofA 3-Month U.S. Treasury Bill Index, and Bloomberg U.S. Long Government/Credit Bond Index were 66%, 14% and 0%, respectively.

EQ/Conservative-Plus Allocation Index is a hypothetical time-weighted combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. Intermediate Government Bond Index at a weighting of 43%, the MSCI EAFE® Index at a weighting of 10%, the S&P MidCap 400® Index at a weighting of 8%, the S&P 500® Index at a weighting of 18%, the Russell 2000® Index at a weighting of 4%, the ICE BofA 3-Month U.S. Treasury Bill Index at a weighting of 5% and the Bloomberg U.S. Long Government/Credit Bond Index at a weighting of 12%. Prior to January 1, 2022, the weightings of the Bloomberg U.S. Intermediate Government Bond Index, ICE BofA 3-Month U.S. Treasury Bill Index, and Bloomberg U.S. Long Government/Credit Bond Index were 50%, 10% and 0%, respectively.

EQ/Moderate Allocation Index is a hypothetical time-weighted combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. Intermediate Government Bond Index at a weighting of 35%, the MSCI EAFE® Index at a weighting of 15%, the S&P MidCap 400® Index at a weighting of 9%, the S&P 500® Index at a weighting of 20%, the Russell 2000® Index at a weighting of 6%, the ICE BofA 3-Month U.S. Treasury Bill Index at a weighting of 4% and the Bloomberg U.S. Long Government/Credit Bond Index at a weighting of 11%. Prior to January 1, 2022, the weightings of the Bloomberg U.S. Intermediate Government Bond Index, ICE BofA 3-Month U.S. Treasury Bill Index, and Bloomberg U.S. Long Government/Credit Bond Index were 42%, 8% and 0%, respectively.

EQ/Moderate-Plus Allocation Index is a hypothetical time-weighted combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. Intermediate Government Bond Index at a weighting of 20%, the MSCI EAFE® Index at a weighting of 20%, the S&P MidCap 400® Index at a weighting of 12%, the S&P 500® Index at a weighting of 28%, the Russell 2000® Index at a weighting of 10%, the ICE BofA 3-Month U.S. Treasury Bill Index at a weighting of 2.5% and the Bloomberg U.S. Long Government/Credit Bond Index at a weighting of 7.5%. Prior to January 1, 2022, the weightings of the Bloomberg U.S. Intermediate Government Bond Index, ICE BofA 3-Month U.S. Treasury Bill Index, and Bloomberg U.S. Long Government/Credit Bond Index were 25%, 5% and 0%, respectively.

EQ/Aggressive Allocation Index is a hypothetical time-weighted combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. Intermediate Government Bond Index at a weighting of 6.5%, the MSCI EAFE® Index at a weighting of 25%, the S&P MidCap 400® Index at a weighting of 14%, the S&P 500® Index at a weighting of 39%, the Russell 2000® Index at a weighting of 12%, the ICE BofA 3-Month U.S. Treasury Bill Index at a weighting of 1% and the Bloomberg U.S. Long Government/Credit Bond Index at a weighting of 2.5%. Prior to January 1, 2022, the weightings of the Bloomberg U.S. Intermediate Government Bond Index, ICE BofA 3-Month U.S. Treasury Bill Index, and Bloomberg U.S. Long Government/Credit Bond Index were 8%, 2% and 0%, respectively.

EQ/CONSERVATIVE ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class A Shares	(12.62)%	0.71%	1.80%
Portfolio – Class B Shares	(12.62)	0.71	1.79
Portfolio – Class K Shares	(12.42)	0.96	2.05
EQ/Conservative Allocation Index	(11.29)	1.35	2.35
S&P 500® Index	(18.11)	9.42	12.56
Bloomberg U.S. Intermediate Government Bond Index	(7.73)	0.46	0.69

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned (12.62)% for the year ended December 31, 2022. This compares to the returns of the following benchmarks over the same period: the EQ/Conservative Allocation Index, the S&P 500® Index and the Bloomberg U.S. Intermediate Government Bond Index, which returned (11.29)%, (18.11)% and (7.73)%, respectively.

Portfolio Highlights

In 2022, equities and bonds produced substantial losses, both domestically and internationally. In the equity market, companies with lower valuations and higher dividends did relatively well, and among bonds, short-term government issues and corporate bonds (with bigger coupons) also mitigated some of the losses.

Against this backdrop, the Portfolio underperformed its combination benchmark by a small margin.

What helped performance during the year?

•

From an asset-allocation perspective, with the broad bond market down 13.1% (Bloomberg U.S. Aggregate Bond Index) and the stock market down 18.1% (S&P 500 Index), holding 80% of the assets in fixed-income funds provided a cushion against what would have been bigger losses from an all-stock portfolio. That said, the bond holdings contributed roughly 70% of the Portfolio’s losses.

•

Among individual fund contributions, the Portfolio’s very short-term bond strategy, its high-yield strategy and the opportunistic bond fund hurt the least. Among equity holdings, the equity-income strategy contributed positively, and other value-style holdings were flat for the year.

•

The Portfolio owned a number of actively managed portfolios that outperformed their benchmarks, including 1290 VT High Yield Bond, Multimanager Core Bond and EQ/Core Plus Bond. Equity portfolios that outperformed their benchmarks (as much as 10 percentage points) included 1290 VT Equity Income, EQ/American Century Mid Cap Value, and EQ/Janus Enterprise.

What hurt performance during the year?

•

Among the individual fund contributions, the Portfolio’s long-duration and high-quality bonds provided the most substantial drag on returns. These are the bonds that get hurt the worst by rising interest rates,and have the least cushion from coupons. On the equity side, the contribution to losses was most evident in a number of managed-volatility portfolios that employ a strategy that sometimes results in underperformance when volatility is high, but equities are rising, as happened at several points in the year.

•

Most of the bond strategies hugged their benchmarks this year, however EQ/Quality Bond Plus lagged the broader market. Equity portfolios that struggled against their benchmarks in 2022 included EQ/Morgan Stanley Small Cap Growth, EQ/T. Rowe Price Growth Stock and EQ/ClearBridge Select Equity Managed Volatility.

Table by Asset Class (as a percentage of Total Investments in Securities)

As of December 31, 2022
Fixed Income	79.4%
Equity	20.6

EQ/CONSERVATIVE ALLOCATION PORTFOLIO (Unaudited)

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of December 31, 2022
EQ/Intermediate Government Bond Portfolio	20.1%
EQ/Core Bond Index Portfolio	15.9
EQ/PIMCO Ultra Short Bond Portfolio	9.0
Multimanager Core Bond Portfolio	7.3
EQ/Long-Term Bond Portfolio	7.1
ATM Large Cap Managed Volatility Portfolio	6.1
1290 VT DoubleLine Opportunistic Bond Portfolio	5.7
EQ/Quality Bond PLUS Portfolio	4.8
EQ/Core Plus Bond Portfolio	4.7
1290 Diversified Bond Fund	3.3

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class A
Actual	$1,000.00	$985.40	$2.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.80	2.43
Class B
Actual	1,000.00	985.40	2.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.81	2.43
Class K
Actual	1,000.00	986.80	1.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.07	1.15

* Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratio of 0.48%, 0.48% and 0.23%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (20.5%)
1290 VT Equity Income Portfolio‡	863,840	$4,287,107
1290 VT GAMCO Small Company Value Portfolio‡	21,519	1,339,130
1290 VT Micro Cap Portfolio‡	231,193	1,886,023
ATM International Managed Volatility Portfolio‡	1,340,067	12,409,311
ATM Large Cap Managed Volatility Portfolio‡	3,922,757	49,363,153
ATM Mid Cap Managed Volatility Portfolio‡	2,104,605	14,957,407
ATM Small Cap Managed Volatility Portfolio‡	563,043	5,351,031
EQ/AB Small Cap Growth Portfolio‡	250,612	3,580,819
EQ/American Century Mid Cap Value Portfolio‡	159,672	3,430,968
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	1,015,745	8,234,170
EQ/Global Equity Managed Volatility Portfolio‡	306,961	4,289,745
EQ/International Core Managed Volatility Portfolio‡	301,493	2,927,045
EQ/International Equity Index Portfolio‡	68,367	633,603
EQ/International Value Managed Volatility Portfolio‡	357,086	4,191,333
EQ/Janus Enterprise Portfolio*‡	317,318	6,144,323
EQ/JPMorgan Value Opportunities Portfolio‡	229,742	4,189,291
EQ/Large Cap Core Managed Volatility Portfolio‡	1,284,432	12,201,624
EQ/Large Cap Growth Index Portfolio‡	75,506	1,237,662
EQ/Large Cap Value Managed Volatility Portfolio‡	335,852	5,627,233
EQ/Loomis Sayles Growth Portfolio*‡	719,448	5,393,011
EQ/MFS International Growth Portfolio‡	720,084	4,826,960
EQ/Morgan Stanley Small Cap Growth Portfolio‡	319,953	1,787,250
EQ/T. Rowe Price Growth Stock Portfolio*‡	69,121	3,232,466
EQ/Value Equity Portfolio‡	208,950	3,883,303

Total Equity		165,403,968

Fixed Income (79.4%)
1290 Diversified Bond Fund‡	2,987,390	26,886,513
1290 VT DoubleLine Opportunistic Bond Portfolio‡	5,409,392	45,582,027
1290 VT High Yield Bond Portfolio‡	1,471,991	12,129,835
EQ/Core Bond Index Portfolio‡	14,226,793	127,917,416
EQ/Core Plus Bond Portfolio‡	11,042,108	38,015,592
EQ/Intermediate Government Bond Portfolio‡	17,196,712	161,695,537
EQ/Long-Term Bond Portfolio‡	8,230,052	56,988,194
EQ/PIMCO Ultra Short Bond Portfolio‡	7,507,418	72,017,645
EQ/Quality Bond PLUS Portfolio‡	5,146,584	38,937,327
Multimanager Core Bond Portfolio‡	6,947,967	58,606,390

Total Fixed Income		638,776,476

Total Investments in Securities (99.9%) (Cost $865,170,781)		804,180,444
Other Assets Less Liabilities (0.1%)		705,003

Net Assets (100%)		$804,885,447

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the year ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	863,840	6,120,405	518,351	(2,180,859)	475,496	(646,286)	4,287,107	87,373	232,018
1290 VT GAMCO Small Company Value Portfolio	21,519	729,662	776,154	—	—	(166,686)	1,339,130	10,662	65,492
1290 VT Micro Cap Portfolio	231,193	2,067,112	830,559	(360,286)	(94)	(651,268)	1,886,023	8,370	55,870
ATM International Managed Volatility Portfolio	1,340,067	14,017,941	2,730,225	(2,001,431)	669	(2,338,093)	12,409,311	348,626	—
ATM Large Cap Managed Volatility Portfolio	3,922,757	72,436,698	9,115,782	(15,177,728)	356,830	(17,368,429)	49,363,153	561,013	2,864,132
ATM Mid Cap Managed Volatility Portfolio	2,104,605	19,806,607	2,281,562	(3,522,003)	28,000	(3,636,759)	14,957,407	159,349	437,974
ATM Small Cap Managed Volatility Portfolio	563,043	5,158,352	2,190,286	(720,572)	(1,859)	(1,275,176)	5,351,031	55,572	102,073
EQ/AB Small Cap Growth Portfolio	250,612	3,333,897	1,777,637	(360,286)	4,339	(1,174,768)	3,580,819	14,536	146,782
EQ/American Century Mid Cap Value Portfolio	159,672	3,566,659	722,094	(360,286)	5,454	(502,953)	3,430,968	107,849	347,925

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investments in companies which were affiliates for the year ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/ClearBridge Select Equity Managed Volatility Portfolio	1,015,745	11,284,022	1,447,133	(1,441,145)	(72,690)	(2,983,150)	8,234,170	55,388	26,467
EQ/Global Equity Managed Volatility Portfolio	306,961	5,481,013	781,510	(720,572)	(23,404)	(1,228,802)	4,289,745	27,462	121,410
EQ/International Core Managed Volatility Portfolio	301,493	3,170,529	951,100	(720,572)	(12,792)	(461,220)	2,927,045	44,481	23,981
EQ/International Equity Index Portfolio	68,367	717,461	17,183	—	—	(101,041)	633,603	17,183	—
EQ/International Value Managed Volatility Portfolio	357,086	4,751,051	896,085	(720,572)	2,624	(737,855)	4,191,333	77,628	35,818
EQ/Janus Enterprise Portfolio*	317,318	7,309,281	1,124,349	(720,572)	341	(1,569,076)	6,144,323	—	411,709
EQ/JPMorgan Value Opportunities Portfolio	229,742	6,030,593	583,744	(2,080,859)	250,142	(594,329)	4,189,291	55,380	329,403
EQ/Large Cap Core Managed Volatility Portfolio	1,284,432	17,039,715	1,584,468	(2,261,717)	(134,329)	(4,026,513)	12,201,624	35,562	1,150,987
EQ/Large Cap Growth Index Portfolio	75,506	1,988,951	103,901	(200,000)	7,847	(663,037)	1,237,662	6,617	97,283
EQ/Large Cap Value Managed Volatility Portfolio	335,852	9,272,873	580,638	(2,991,145)	384,305	(1,619,438)	5,627,233	90,206	225,153
EQ/Loomis Sayles Growth Portfolio*	719,448	6,390,074	2,108,261	(720,572)	(1,582)	(2,383,170)	5,393,011	—	675,622
EQ/MFS International Growth Portfolio	720,084	5,801,454	831,455	(720,572)	(13,081)	(1,072,296)	4,826,960	55,091	193,723
EQ/Morgan Stanley Small Cap Growth Portfolio	319,953	2,167,134	1,132,752	(360,286)	1,609	(1,153,959)	1,787,250	238	16,195
EQ/T. Rowe Price Growth Stock Portfolio*	69,121	2,740,281	2,367,586	(360,286)	(8,150)	(1,506,965)	3,232,466	—	101,267
EQ/Value Equity Portfolio	208,950	6,311,160	340,541	(1,780,859)	178,370	(1,165,909)	3,883,303	53,679	87,901
Fixed Income
1290 Diversified Bond Fund	2,987,390	28,614,937	2,786,302	—	—	(4,514,726)	26,886,513	886,301	—
1290 VT DoubleLine Opportunistic Bond Portfolio	5,409,392	59,483,902	3,577,917	(8,286,583)	(407,942)	(8,785,267)	45,582,027	1,599,182	53,378
1290 VT High Yield Bond Portfolio	1,471,991	14,567,333	1,471,478	(1,801,431)	(9,804)	(2,097,741)	12,129,835	689,879	—
EQ/Core Bond Index Portfolio	14,226,793	167,112,266	7,470,752	(30,089,176)	(61,638)	(16,514,788)	127,917,416	2,493,465	358,855
EQ/Core Plus Bond Portfolio	11,042,108	48,693,776	2,891,154	(6,485,152)	(364,543)	(6,719,643)	38,015,592	1,062,308	35,087
EQ/Intermediate Government Bond Portfolio	17,196,712	210,297,173	8,285,186	(39,815,472)	(104,131)	(16,967,219)	161,695,537	1,999,435	158,283
EQ/Long-Term Bond Portfolio	8,230,052	92,916,737	5,026,001	(14,771,735)	(2,630,301)	(23,552,508)	56,988,194	1,962,625	44,261

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investments in companies which were affiliates for the year ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/PIMCO Ultra Short Bond Portfolio	7,507,418	83,730,172	3,099,449	(13,188,014)	118,528	(1,742,490)	72,017,645	1,176,429	66,065
EQ/Quality Bond PLUS Portfolio	5,146,584	46,141,033	4,879,730	(6,845,438)	(168,438)	(5,069,560)	38,937,327	370,921	298,733
Multimanager Core Bond Portfolio	6,947,967	76,021,287	3,904,688	(10,448,300)	(565,357)	(10,305,928)	58,606,390	1,681,413	—

Total		1,045,271,541	79,186,013	(172,214,481)	(2,765,581)	(145,297,048)	804,180,444	15,794,223	8,763,847

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$26,886,513	$777,293,931	$—	$804,180,444

Total Assets	$26,886,513	$777,293,931	$—	$804,180,444

Total Liabilities	$—	$—	$—	$—

Total	$26,886,513	$777,293,931	$—	$804,180,444

The Portfolio held no derivatives contracts during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$79,186,013
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$172,214,481

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,330,128
Aggregate gross unrealized depreciation	(93,797,871)

Net unrealized depreciation	$(62,467,743)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$866,648,187

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $865,170,781)	$804,180,444
Cash	1,219,432
Receivable for securities sold	85,769
Receivable for Portfolio shares sold	14,734
Other assets	3,820

Total assets	805,504,199

LIABILITIES
Payable for Portfolio shares redeemed	227,500
Distribution fees payable – Class B	169,721
Administrative fees payable	90,230
Investment management fees payable	61,367
Distribution fees payable – Class A	2,183
Trustees’ fees payable	24
Accrued expenses	67,727

Total liabilities	618,752

NET ASSETS	$804,885,447

Net assets were comprised of:
Paid in capital	$863,479,054
Total distributable earnings (loss)	(58,593,607)

Net assets	$804,885,447

Class A
Net asset value, offering and redemption price per share, $10,173,312 / 1,301,406 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.82

Class B
Net asset value, offering and redemption price per share, $787,248,557 / 100,643,838 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.82

Class K
Net asset value, offering and redemption price per share, $7,463,578 / 956,978 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.80

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$15,794,223
Interest	11,304

Total income	15,805,527

EXPENSES
Distribution fees – Class B	2,193,071
Administrative fees	1,106,684
Investment management fees	897,935
Custodian fees	199,000
Professional fees	73,605
Printing and mailing expenses	37,354
Distribution fees – Class A	31,951
Trustees’ fees	30,693
Miscellaneous	16,361

Gross expenses	4,586,654
Less: Waiver from investment manager	(305,671)

Net expenses	4,280,983

NET INVESTMENT INCOME (LOSS)	11,524,544

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	(2,765,581)
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	8,763,847

Net realized gain (loss)	5,998,266

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(145,297,048)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(139,298,782)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(127,774,238)

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$11,524,544	$7,953,390
Net realized gain (loss)	5,998,266	55,925,656
Net change in unrealized appreciation (depreciation)	(145,297,048)	(34,568,120)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(127,774,238)	29,310,926

Distributions to shareholders:
Class A	(604,287)	(789,643)
Class B	(43,005,262)	(52,603,580)
Class K	(429,284)	(474,367)

Total distributions to shareholders	(44,038,833)	(53,867,590)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 149,825 and 262,643 shares, respectively ]	1,296,320	2,571,726
Capital shares issued in reinvestment of dividends and distributions [ 76,981 and 82,993 shares, respectively ]	604,287	789,643
Capital shares repurchased [ (545,390) and (348,743) shares, respectively ]	(4,503,489)	(3,419,110)

Total Class A transactions	(2,602,882)	(57,741)

Class B
Capital shares sold [ 11,662,359 and 14,384,905 shares, respectively ]	100,274,302	141,098,256
Capital shares issued in reinvestment of dividends and distributions [ 5,474,341 and 5,525,935 shares, respectively ]	43,005,262	52,603,580
Capital shares repurchased [ (24,600,500) and (25,242,815) shares, respectively ]	(209,909,567)	(247,220,962)

Total Class B transactions	(66,630,003)	(53,519,126)

Class K
Capital shares sold [ 219,238 and 129,820 shares, respectively ]	1,835,559	1,268,845
Capital shares issued in reinvestment of dividends and distributions [ 54,726 and 49,960 shares, respectively ]	429,284	474,367
Capital shares repurchased [ (251,365) and (394,096) shares, respectively ]	(2,131,363)	(3,872,494)

Total Class K transactions	133,480	(2,129,282)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(69,099,405)	(55,706,149)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(240,912,476)	(80,262,813)
NET ASSETS:
Beginning of year	1,045,797,923	1,126,060,736

End of year	$804,885,447	$1,045,797,923

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2022		2021		2020		2019		2018
Net asset value, beginning of year	$9.45		$9.68		$9.41		$8.94		$9.46

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.09		0.08		0.09		0.14		0.13
Net realized and unrealized gain (loss)	(1.29)		0.19		0.58		0.69		(0.28)

Total from investment operations	(1.20)		0.27		0.67		0.83		(0.15)

Less distributions:
Dividends from net investment income	(0.12)		(0.14)		(0.17)		(0.16)		(0.14)
Distributions from net realized gains	(0.31)		(0.36)		(0.23)		(0.20)		(0.23)

Total dividends and distributions	(0.43)		(0.50)		(0.40)		(0.36)		(0.37)

Net asset value, end of year	$7.82		$9.45		$9.68		$9.41		$8.94

Total return	(12.62)%		2.81%		7.24%		9.26%		(1.59)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$10,173		$15,301		$15,719		$19,285		$20,046
Ratio of expenses to average net assets:
After waivers (f)	0.48	%(j)	0.48	%(j)	0.47	%(j)	0.48	%(j)	0.47	%(j)
Before waivers (f)	0.51%		0.50%		0.52%		0.52%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.11%		0.73%		0.97%		1.51%		1.40%
Before waivers (f)(x)	1.07%		0.70%		0.93%		1.48%		1.35%
Portfolio turnover rate^	9%		26%		20%		12%		12%

	Year Ended December 31,
Class B	2022		2021		2020		2019		2018
Net asset value, beginning of year	$9.45		$9.69		$9.41		$8.94		$9.46

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.11		0.08		0.10		0.14		0.12
Net realized and unrealized gain (loss)	(1.31)		0.18		0.58		0.69		(0.27)

Total from investment operations	(1.20)		0.26		0.68		0.83		(0.15)

Less distributions:
Dividends from net investment income	(0.12)		(0.14)		(0.17)		(0.16)		(0.14)
Distributions from net realized gains	(0.31)		(0.36)		(0.23)		(0.20)		(0.23)

Total dividends and distributions	(0.43)		(0.50)		(0.40)		(0.36)		(0.37)

Net asset value, end of year	$7.82		$9.45		$9.69		$9.41		$8.94

Total return	(12.62)%		2.70%		7.35%		9.25%		(1.59)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$787,249		$1,021,690		$1,099,239		$1,009,701		$1,022,384
Ratio of expenses to average net assets:
After waivers (f)	0.48	%(j)	0.48	%(j)	0.47	%(j)	0.48	%(j)	0.47	%(j)
Before waivers (f)	0.51%		0.50%		0.52%		0.52%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.28%		0.73%		1.02%		1.49%		1.33%
Before waivers (f)(x)	1.25%		0.70%		0.97%		1.45%		1.28%
Portfolio turnover rate^	9%		26%		20%		12%		12%

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2022		2021		2020		2019		2018
Net asset value, beginning of year	$9.43		$9.67		$9.39		$8.92		$9.44

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.14		0.09		0.13		0.18		0.16
Net realized and unrealized gain (loss)	(1.32)		0.19		0.58		0.67		(0.28)

Total from investment operations	(1.18)		0.28		0.71		0.85		(0.12)

Less distributions:
Dividends from net investment income	(0.14)		(0.16)		(0.20)		(0.18)		(0.17)
Distributions from net realized gains	(0.31)		(0.36)		(0.23)		(0.20)		(0.23)

Total dividends and distributions	(0.45)		(0.52)		(0.43)		(0.38)		(0.40)

Net asset value, end of year	$7.80		$9.43		$9.67		$9.39		$8.92

Total return	(12.42)%		2.97%		7.63%		9.54%		(1.34)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$7,464		$8,807		$11,102		$10,598		$9,246
Ratio of expenses to average net assets:
After waivers (f)	0.23	%(j)	0.23	%(j)	0.22	%(j)	0.23	%(j)	0.22	%(j)
Before waivers (f)	0.26%		0.26%		0.27%		0.27%		0.27%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.60%		0.89%		1.32%		1.89%		1.69%
Before waivers (f)(x)	1.57%		0.87%		1.27%		1.85%		1.64%
Portfolio turnover rate^	9%		26%		20%		12%		12%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class A, 1.00% for Class B and 0.75% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class A Shares	(14.53)%	1.87%	3.51%
Portfolio – Class B Shares	(14.52)	1.87	3.52
Portfolio – Class K Shares	(14.40)	2.12	3.76
EQ/Conservative-Plus Allocation Index	(12.89)	2.69	4.28
S&P 500® Index	(18.11)	9.42	12.56
Bloomberg U.S. Intermediate Government Bond Index	(7.73)	0.46	0.69

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned (14.52)% for the year ended December 31, 2022. This compares to the returns of the following benchmarks over the same period: the EQ/Conservative-Plus Allocation Index, the S&P 500® Index and the Bloomberg U.S. Intermediate Government Bond Index, which returned (12.89)%, (18.11)% and (7.73)%, respectively.

Portfolio Highlights

In 2022, equities and bonds produced substantial losses, both domestically and internationally. In the equity market, companies with lower valuations and higher dividends did relatively well, and among bonds, short-term government issues and corporate bonds (with bigger coupons) also mitigated some of the losses.

Against this backdrop, the Portfolio underperformed its combination benchmark by a small margin.

What helped performance during the year?

•

From an asset-allocation perspective, with the broad bond market down 13.1% (Bloomberg U.S. Aggregate Bond Index) and the stock market down 18.1% (S&P 500 Index), holding 80% of the assets in fixed-income funds provided a cushion against what would have been bigger losses from an all-stock portfolio. That said, the bond holdings contributed a little more than half the Portfolio’s losses.

•

Among individual bond markets, the Portfolio’s very short-term bonds and its high-yield holdings outperformed the broad market. Among equity markets, holdings in large, middle and small capitalization U.S. equities provided a buffer against more extreme losses in the broad market. An equity-income strategy contributed positively, and other value-style holdings were flat for the year.

•

The Portfolio owned a number of actively managed portfolios that outperformed their benchmarks, including 1290 VT High Yield Bond, Multimanager Core Bond and EQ/Core Plus Bond. Equity portfolios that outperformed their benchmarks (by more than 10 percentage points) included 1290 VT Equity Income, 1290 VT Small Cap Value, EQ/American Century Mid Cap Value, and EQ/Janus Enterprise.

What hurt performance during the year?

•

In the bond markets, the Portfolio’s long-duration and high-quality bonds provided the most substantial drag on returns. These are the bonds that get hurt the worst by rising interest rates and have the least cushion from coupons. On the equity side, the contribution to losses was most evident in a number of managed-volatility portfolios that employ a strategy that sometimes results in underperformance when volatility is high, but equities are rising, as happened at several points in the year.

•

Most of the bond strategies hugged their benchmarks this year, however EQ/Quality Bond Plus lagged the broader market. Equity portfolios that struggled against their benchmarks in 2022 included EQ/Morgan Stanley Small Cap Growth (by a considerable margin), EQ/T. Rowe Price Growth Stock and EQ/ClearBridge Select Equity Managed Volatility.

Table by Asset Class (as a percentage of Total Investments in Securities) As of December 31, 2022
Fixed Income	59.2%
Equity	40.8

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (Unaudited)

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of December 31, 2022
EQ/Intermediate Government Bond Portfolio	13.7%
ATM Large Cap Managed Volatility Portfolio	10.5
EQ/Core Bond Index Portfolio	10.3
EQ/Long-Term Bond Portfolio	7.8
EQ/PIMCO Ultra Short Bond Portfolio	6.1
Multimanager Core Bond Portfolio	5.7
1290 VT DoubleLine Opportunistic Bond Portfolio	4.4
ATM International Managed Volatility Portfolio	4.2
EQ/Quality Bond PLUS Portfolio	3.8
EQ/Core Plus Bond Portfolio	3.7

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class A
Actual	$1,000.00	$997.10	$2.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.58	2.65
Class B
Actual	1,000.00	997.10	2.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.58	2.65
Class K
Actual	1,000.00	998.50	1.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.84	1.38

* Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratio of 0.52%, 0.52% and 0.27%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (40.8%)
1290 VT Equity Income Portfolio‡	1,837,192	$9,117,712
1290 VT GAMCO Small Company Value Portfolio‡	72,572	4,516,207
1290 VT Micro Cap Portfolio‡	538,957	4,396,699
1290 VT Small Cap Value Portfolio‡	437,954	4,848,551
ATM International Managed Volatility Portfolio‡	4,011,687	37,149,090
ATM Large Cap Managed Volatility Portfolio‡	7,484,411	94,182,266
ATM Mid Cap Managed Volatility Portfolio‡	3,307,032	23,503,041
ATM Small Cap Managed Volatility Portfolio‡	2,353,848	22,370,430
EQ/AB Small Cap Growth Portfolio‡	818,491	11,694,825
EQ/American Century Mid Cap Value Portfolio‡	174,217	3,743,516
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	1,804,551	14,628,646
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	232,177	2,965,132
EQ/Global Equity Managed Volatility Portfolio‡	922,235	12,888,122
EQ/International Core Managed Volatility Portfolio‡	950,552	9,228,435
EQ/International Equity Index Portfolio‡	153,298	1,420,717
EQ/International Value Managed Volatility Portfolio‡	1,064,226	12,491,474
EQ/Janus Enterprise Portfolio*‡	546,753	10,586,939
EQ/JPMorgan Value Opportunities Portfolio‡	481,965	8,788,532
EQ/Large Cap Core Managed Volatility Portfolio‡	2,013,623	19,128,664
EQ/Large Cap Growth Index Portfolio‡	93,698	1,535,859
EQ/Large Cap Value Managed Volatility Portfolio‡	716,386	12,003,111
EQ/Loomis Sayles Growth Portfolio*‡	1,209,700	9,067,956
EQ/MFS International Growth Portfolio‡	2,173,653	14,570,702
EQ/Morgan Stanley Small Cap Growth Portfolio‡	1,021,012	5,703,345
EQ/T. Rowe Price Growth Stock Portfolio*‡	133,897	6,261,775
EQ/Value Equity Portfolio‡	472,647	8,784,071

Total Equity		365,575,817

Fixed Income (59.1%)
1290 Diversified Bond Fund‡	2,584,290	23,258,611
1290 VT DoubleLine Opportunistic Bond Portfolio‡	4,638,943	39,089,867
1290 VT High Yield Bond Portfolio‡	1,248,165	10,285,411
EQ/Core Bond Index Portfolio‡	10,231,750	91,996,769
EQ/Core Plus Bond Portfolio‡	9,636,051	33,174,842
EQ/Intermediate Government Bond Portfolio‡	13,099,508	123,170,755
EQ/Long-Term Bond Portfolio‡	10,122,684	70,093,539
EQ/PIMCO Ultra Short Bond Portfolio‡	5,649,529	54,195,164
EQ/Quality Bond PLUS Portfolio‡	4,545,081	34,386,553
Multimanager Core Bond Portfolio‡	6,036,526	50,918,345

Total Fixed Income		530,569,856

Total Investments in Securities (99.9%) (Cost $919,223,424)		896,145,673
Other Assets Less Liabilities (0.1%)		870,086

Net Assets (100%)		$897,015,759

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the year ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	1,837,192	12,174,318	733,144	(3,417,602)	819,505	(1,191,653)	9,117,712	185,653	493,002
1290 VT GAMCO Small Company Value Portfolio	72,572	6,231,919	287,874	(1,108,801)	412,307	(1,307,092)	4,516,207	36,177	224,453
1290 VT Micro Cap Portfolio	538,957	5,365,379	1,376,476	(758,801)	(1,418)	(1,584,937)	4,396,699	19,527	129,704
1290 VT Small Cap Value Portfolio	437,954	5,985,700	470,715	(1,158,801)	95,804	(544,867)	4,848,551	32,289	411,181
ATM International Managed Volatility Portfolio	4,011,687	44,576,438	6,156,070	(6,211,608)	7,164	(7,378,974)	37,149,090	1,040,354	—
ATM Large Cap Managed Volatility Portfolio	7,484,411	136,425,203	13,472,052	(23,463,627)	(54,503)	(32,196,859)	94,182,266	1,071,414	5,401,249

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investments in companies which were affiliates for the year ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM Mid Cap Managed Volatility Portfolio	3,307,032	30,748,913	2,773,841	(4,294,006)	10,599	(5,736,306)	23,503,041	250,688	686,929
ATM Small Cap Managed Volatility Portfolio	2,353,848	29,064,384	6,164,181	(5,673,407)	(3,222)	(7,181,506)	22,370,430	233,028	431,306
EQ/AB Small Cap Growth Portfolio	818,491	13,588,757	4,350,110	(1,897,003)	4,165	(4,351,204)	11,694,825	47,620	484,377
EQ/American Century Mid Cap Value Portfolio	174,217	4,649,379	913,819	(1,279,401)	108,245	(648,526)	3,743,516	118,312	381,884
EQ/ClearBridge Select Equity Managed Volatility Portfolio	1,804,551	21,518,535	1,177,023	(2,276,404)	(213,855)	(5,576,653)	14,628,646	98,478	46,809
EQ/Franklin Small Cap Value Managed Volatility Portfolio	232,177	4,409,077	155,793	(758,801)	(15,654)	(825,283)	2,965,132	21,983	106,567
EQ/Global Equity Managed Volatility Portfolio	922,235	16,692,950	1,884,686	(1,897,003)	(64,257)	(3,728,254)	12,888,122	82,491	359,082
EQ/International Core Managed Volatility Portfolio	950,552	11,081,211	1,317,798	(1,517,602)	(40,143)	(1,612,829)	9,228,435	139,938	73,370
EQ/International Equity Index Portfolio	153,298	1,608,751	38,528	—	—	(226,562)	1,420,717	38,529	—
EQ/International Value Managed Volatility Portfolio	1,064,226	14,301,258	2,668,471	(2,276,404)	(2,828)	(2,199,023)	12,491,474	231,304	105,432
EQ/Janus Enterprise Portfolio*	546,753	12,062,414	3,274,958	(2,138,202)	(10,702)	(2,601,529)	10,586,939	—	734,091
EQ/JPMorgan Value Opportunities Portfolio	481,965	12,154,289	867,043	(3,517,602)	371,219	(1,086,417)	8,788,532	116,079	696,476
EQ/Large Cap Core Managed Volatility Portfolio	2,013,623	32,219,878	2,148,567	(7,674,006)	987,062	(8,552,837)	19,128,664	55,877	1,956,465
EQ/Large Cap Growth Index Portfolio	93,698	2,174,289	128,934	—	—	(767,364)	1,535,859	8,212	120,722
EQ/Large Cap Value Managed Volatility Portfolio	716,386	20,698,836	777,818	(6,705,804)	2,714,824	(5,482,563)	12,003,111	192,594	489,867
EQ/Loomis Sayles Growth Portfolio*	1,209,700	10,881,104	3,745,749	(1,517,602)	(26,584)	(4,014,711)	9,067,956	—	1,116,260
EQ/MFS International Growth Portfolio	2,173,653	18,157,797	2,084,591	(2,276,404)	(59,100)	(3,336,182)	14,570,702	166,632	586,224
EQ/Morgan Stanley Small Cap Growth Portfolio	1,021,012	8,546,815	2,757,596	(1,517,602)	(4,938)	(4,078,526)	5,703,345	770	52,337
EQ/T. Rowe Price Growth Stock Portfolio*	133,897	6,377,477	3,683,422	(758,801)	(9,830)	(3,030,493)	6,261,775	—	181,177
EQ/Value Equity Portfolio	472,647	12,358,818	873,035	(2,367,602)	(195,370)	(1,884,810)	8,784,071	121,252	197,294
Fixed Income
1290 Diversified Bond Fund	2,584,290	24,335,385	2,709,158	—	—	(3,785,932)	23,258,611	759,158	—
1290 VT DoubleLine Opportunistic Bond Portfolio	4,638,943	49,857,463	3,399,364	(6,449,810)	(211,030)	(7,506,120)	39,089,867	1,372,683	45,100
1290 VT High Yield Bond Portfolio	1,248,165	12,597,727	1,015,183	(1,517,602)	(17,463)	(1,792,434)	10,285,411	585,694	—
EQ/Core Bond Index Portfolio	10,231,750	130,312,879	5,496,134	(31,321,828)	464,012	(12,954,428)	91,996,769	1,796,469	259,409
EQ/Core Plus Bond Portfolio	9,636,051	42,900,687	1,799,454	(5,311,608)	(476,849)	(5,736,842)	33,174,842	928,026	30,715
EQ/Intermediate Government Bond Portfolio	13,099,508	169,414,373	6,176,644	(39,003,437)	(183,904)	(13,232,921)	123,170,755	1,525,060	120,614
EQ/Long-Term Bond Portfolio	10,122,684	107,988,865	7,938,395	(15,176,024)	(1,754,442)	(28,903,255)	70,093,539	2,415,234	53,263
EQ/PIMCO Ultra Short Bond Portfolio	5,649,529	67,947,929	1,208,582	(13,688,012)	(65,511)	(1,207,824)	54,195,164	886,359	49,775
EQ/Quality Bond PLUS Portfolio	4,545,081	42,505,520	2,827,852	(6,311,608)	(115,904)	(4,519,307)	34,386,553	327,795	259,343

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investments in companies which were affiliates for the year ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Multimanager Core Bond Portfolio	6,036,526	65,304,645	4,405,285	(9,717,413)	(300,415)	(8,773,757)	50,918,345	1,419,214	—

Total		1,207,219,362	101,258,345	(214,960,238)	2,166,984	(199,538,780)	896,145,673	16,324,893	16,284,477

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$23,258,611	$872,887,062	$—	$896,145,673

Total Assets	$23,258,611	$872,887,062	$—	$896,145,673

Total Liabilities	$—	$—	$—	$—

Total	$23,258,611	$872,887,062	$—	$896,145,673

The Portfolio held no derivatives contracts during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$101,258,345
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$214,960,238

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$75,777,818
Aggregate gross unrealized depreciation	(100,057,089)

Net unrealized depreciation	$(24,279,271)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$920,424,944

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $919,223,424)	$896,145,673
Cash	1,299,328
Receivable for Portfolio shares sold	191,522
Receivable for securities sold	106,538
Other assets	4,313

Total assets	897,747,374

LIABILITIES
Payable for Portfolio shares redeemed	293,933
Distribution fees payable – Class B	186,331
Administrative fees payable	100,829
Investment management fees payable	77,574
Distribution fees payable – Class A	3,111
Trustees’ fees payable	49
Accrued expenses	69,788

Total liabilities	731,615

NET ASSETS	$897,015,759

Net assets were comprised of:
Paid in capital	$910,910,718
Total distributable earnings (loss)	(13,894,959)

Net assets	$897,015,759

Class A
Net asset value, offering and redemption price per share, $14,440,288 / 1,870,349 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.72

Class B
Net asset value, offering and redemption price per share, $861,729,556 / 111,525,827 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.73

Class K
Net asset value, offering and redemption price per share, $20,845,915 / 2,698,921 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.72

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$16,324,893
Interest	11,421

Total income	16,336,314

EXPENSES
Distribution fees – Class B	2,420,721
Administrative fees	1,242,141
Investment management fees	1,008,130
Custodian fees	204,600
Professional fees	77,779
Printing and mailing expenses	71,123
Distribution fees – Class A	41,349
Trustees’ fees	33,365
Miscellaneous	18,388

Total expenses	5,117,596

NET INVESTMENT INCOME (LOSS)	11,218,718

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	2,166,984
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	16,284,477

Net realized gain (loss)	18,451,461

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(199,538,780)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(181,087,319)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(169,868,601)

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$11,218,718	$8,209,439
Net realized gain (loss)	18,451,461	106,932,781
Net change in unrealized appreciation (depreciation)	(199,538,780)	(34,757,421)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(169,868,601)	80,384,799

Distributions to shareholders:
Class A	(1,251,482)	(1,525,373)
Class B	(75,212,485)	(87,587,288)
Class K	(1,863,035)	(2,330,994)

Total distributions to shareholders	(78,327,002)	(91,443,655)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 240,294 and 449,920 shares, respectively ]	2,160,576	4,660,488
Capital shares issued in reinvestment of dividends and distributions [ 161,750 and 153,426 shares, respectively ]	1,251,482	1,525,373
Capital shares repurchased [ (558,658) and (440,877) shares, respectively ]	(4,913,383)	(4,552,775)

Total Class A transactions	(1,501,325)	1,633,086

Class B
Capital shares sold [ 4,920,316 and 8,104,689 shares, respectively ]	43,077,714	83,436,289
Capital shares issued in reinvestment of dividends and distributions [ 9,713,577 and 8,800,573 shares, respectively ]	75,212,485	87,587,288
Capital shares repurchased [ (20,320,188) and (17,530,597) shares, respectively ]	(176,308,212)	(181,096,856)

Total Class B transactions	(58,018,013)	(10,073,279)

Class K
Capital shares sold [ 96,599 and 139,646 shares, respectively ]	853,781	1,448,165
Capital shares issued in reinvestment of dividends and distributions [ 240,285 and 234,175 shares, respectively ]	1,863,035	2,330,994
Capital shares repurchased [ (639,308) and (377,350) shares, respectively ]	(5,729,629)	(3,897,574)

Total Class K transactions	(3,012,813)	(118,415)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(62,532,151)	(8,558,608)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(310,727,754)	(19,617,464)
NET ASSETS:
Beginning of year	1,207,743,513	1,227,360,977

End of year	$897,015,759	$1,207,743,513

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2022		2021		2020		2019		2018
Net asset value, beginning of year	$9.87		$10.00		$9.73		$9.04		$9.95

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.09		0.07		0.09		0.13		0.12
Net realized and unrealized gain (loss)	(1.53)		0.59		0.87		1.08		(0.47)

Total from investment operations	(1.44)		0.66		0.96		1.21		(0.35)

Less distributions:
Dividends from net investment income	(0.11)		(0.22)		(0.20)		(0.16)		(0.15)
Distributions from net realized gains	(0.60)		(0.57)		(0.49)		(0.36)		(0.41)

Total dividends and distributions	(0.71)		(0.79)		(0.69)		(0.52)		(0.56)

Net asset value, end of year	$7.72		$9.87		$10.00		$9.73		$9.04

Total return	(14.53)%		6.66%		10.08%		13.45%		(3.63)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$14,440		$20,012		$18,637		$18,127		$16,418
Ratio of expenses to average net assets:
After waivers (f)	0.51	%(j)	0.50	%(k)	0.52	%(m)	0.52	%(n)	0.53	%(o)
Before waivers (f)	0.51%		0.50%		0.52%		0.52%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.07%		0.72%		0.88%		1.38%		1.18%
Before waivers (f)(x)	1.07%		0.72%		0.88%		1.38%		1.18%
Portfolio turnover rate^	10%		27%		23%		13%		14%

	Year Ended December 31,
Class B	2022		2021		2020		2019		2018
Net asset value, beginning of year	$9.88		$10.00		$9.74		$9.05		$9.96

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.10		0.07		0.09		0.13		0.11
Net realized and unrealized gain (loss)	(1.54)		0.60		0.86		1.08		(0.46)

Total from investment operations	(1.44)		0.67		0.95		1.21		(0.35)

Less distributions:
Dividends from net investment income	(0.11)		(0.22)		(0.20)		(0.16)		(0.15)
Distributions from net realized gains	(0.60)		(0.57)		(0.49)		(0.36)		(0.41)

Total dividends and distributions	(0.71)		(0.79)		(0.69)		(0.52)		(0.56)

Net asset value, end of year	$7.73		$9.88		$10.00		$9.74		$9.05

Total return	(14.52)%		6.76%		9.96%		13.43%		(3.62)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$861,730		$1,158,085		$1,178,676		$1,178,433		$1,144,990
Ratio of expenses to average net assets:
After waivers (f)	0.51	%(j)	0.50	%(k)	0.52	%(m)	0.52	%(n)	0.53	%(o)
Before waivers (f)	0.51%		0.50%		0.52%		0.52%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.11%		0.66%		0.87%		1.36%		1.16%
Before waivers (f)(x)	1.11%		0.66%		0.87%		1.36%		1.16%
Portfolio turnover rate^	10%		27%		23%		13%		14%

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2022		2021		2020		2019		2018
Net asset value, beginning of year	$9.88		$10.00		$9.74		$9.04		$9.95

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.12		0.09		0.11		0.16		0.13
Net realized and unrealized gain (loss)	(1.55)		0.60		0.87		1.08		(0.46)

Total from investment operations	(1.43)		0.69		0.98		1.24		(0.33)

Less distributions:
Dividends from net investment income	(0.13)		(0.24)		(0.23)		(0.18)		(0.17)
Distributions from net realized gains	(0.60)		(0.57)		(0.49)		(0.36)		(0.41)

Total dividends and distributions	(0.73)		(0.81)		(0.72)		(0.54)		(0.58)

Net asset value, end of year	$7.72		$9.88		$10.00		$9.74		$9.04

Total return	(14.40)%		7.02%		10.22%		13.83%		(3.38)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$20,846		$29,647		$30,048		$28,781		$27,328
Ratio of expenses to average net assets:
After waivers (f)	0.26	%(j)	0.25	%(k)	0.27	%(m)	0.27	%(n)	0.28	%(o)
Before waivers (f)	0.26%		0.25%		0.27%		0.27%		0.28%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.36%		0.92%		1.15%		1.61%		1.29%
Before waivers (f)(x)	1.36%		0.92%		1.15%		1.61%		1.29%
Portfolio turnover rate^	10%		27%		23%		13%		14%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.07% for Class A, 1.07% for Class B and 0.82% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.06% for Class A, 1.06% for Class B and 0.81% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.09% for Class A, 1.09% for Class B and 0.84% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.08% for Class A, 1.08% for Class B and 0.83% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class A, 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ/MODERATE ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class A Shares	(15.47)%	2.33%	4.25%
Portfolio – Class B Shares	(15.48)	2.33	4.25
Portfolio – Class K Shares	(15.24)	2.58	4.51
EQ/Moderate Allocation Index	(13.60)	3.14	5.04
S&P 500® Index	(18.11)	9.42	12.56
Bloomberg U.S. Intermediate Government Bond Index	(7.73)	0.46	0.69

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned (15.48)% for the year ended December 31, 2022. This compares to the returns of the following benchmarks over the same period: the EQ/Moderate Allocation Index, the S&P 500® Index and the Bloomberg U.S. Intermediate Government Bond Index, which returned (13.60)%, (18.11)% and (7.73)%, respectively.

Portfolio Highlights

In 2022, equities and bonds produced substantial losses, both domestically and internationally. In the equity market, companies with lower valuations and higher dividends did relatively well, and among bonds, short-term government issues and corporate bonds (with bigger coupons) also mitigated some of the losses.

Against this backdrop, the Portfolio underperformed its combination benchmark.

What helped performance during the year?

•

From an asset-allocation perspective, with the broad bond market down 13.1% (Bloomberg U.S. Aggregate Bond Index) and the stock market down 18.1% (S&P 500 Index), holding 80% of the assets in fixed-income funds provided a cushion against what would have been bigger losses from an all-stock portfolio. The Portfolio’s bond holdings produced only about 40% of the negative total return.

•

Among individual bond markets, the Portfolio’s very short-term bonds and its high-yield holdings outperformed the broad market. Among equity markets, holdings in large, middle and small capitalization U.S. equities, as well as international equities, provided a buffer against more extreme losses in the broad market. An equity-income strategy contributed positively, and other value-style holdings were roughly flat for the year.

•

The Portfolio owned a number of actively managed portfolios that outperformed their benchmarks, including 1290 VT High Yield Bond, Multimanager Core Bond and EQ/Core Plus Bond. Equity portfolios that outperformed their benchmarks (by more than 10 percentage points) included 1290 VT Equity Income, 1290 VT Small Cap Value, EQ/American Century Mid Cap Value, and EQ/Janus Enterprise.

What hurt performance during the year?

•

In the bond markets, the Portfolio’s long-duration and high-quality bonds provided the most substantial drag on returns. These are the bonds that get hurt the worst by rising interest rates and have the least cushion from coupons. On the equity side, the contribution to losses was most evident in a number of managed-volatility portfolios that employ a strategy that sometimes results in underperformance when volatility is high, but equities are rising, as happened at several points in the year.

•

Most of the bond strategies hugged their benchmarks this year, however EQ/Quality Bond Plus lagged the broader market. Equity portfolios that struggled against their benchmarks in 2022 included EQ/Morgan Stanley Small Cap Growth (by a considerable margin), EQ/T.RowePrice Growth Stock and EQ/ClearBridge Select Equity Managed Volatility.

Table by Asset Class (as a percentage of Total Investments in Securities) As of December 31, 2022
Equity	51.0%
Fixed Income	49.0

EQ/MODERATE ALLOCATION PORTFOLIO (Unaudited)

Top 10 Holdings (as a percentage of Total Investments in Securities) As of December 31, 2022
ATM Large Cap Managed Volatility Portfolio	11.4%
EQ/Intermediate Government Bond Portfolio	10.8
EQ/Core Bond Index Portfolio	8.1
EQ/Long-Term Bond Portfolio	7.7
ATM International Managed Volatility Portfolio	6.5
Multimanager Core Bond Portfolio	4.8
EQ/PIMCO Ultra Short Bond Portfolio	4.7
ATM Small Cap Managed Volatility Portfolio	4.0
1290 VT DoubleLine Opportunistic Bond Portfolio	3.6
EQ/Quality Bond PLUS Portfolio	3.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class A
Actual	$1,000.00	$1,003.30	$2.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.69	2.54
Class B
Actual	1,000.00	1,004.20	2.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.69	2.54
Class K
Actual	1,000.00	1,005.10	1.26
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.95	1.27

* Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratio of 0.50%, 0.50% and 0.25%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (51.0%)
1290 VT Equity Income Portfolio‡	13,921,865	$69,092,136
1290 VT GAMCO Small Company Value Portfolio‡	857,347	53,353,115
1290 VT Micro Cap Portfolio‡	4,605,753	37,572,786
1290 VT Small Cap Value Portfolio‡	3,880,209	42,957,478
ATM International Managed Volatility Portfolio‡	38,649,239	357,900,322
ATM Large Cap Managed Volatility Portfolio‡	50,151,272	631,093,151
ATM Mid Cap Managed Volatility Portfolio‡	12,952,603	92,054,000
ATM Small Cap Managed Volatility Portfolio‡	23,166,251	220,166,761
EQ/AB Small Cap Growth Portfolio‡	8,299,765	118,589,295
EQ/American Century Mid Cap Value Portfolio‡	1,044,404	22,441,773
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	12,171,876	98,671,668
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	2,754,833	35,181,965
EQ/Global Equity Managed Volatility Portfolio‡	8,796,072	122,924,051
EQ/International Core Managed Volatility Portfolio‡	9,196,739	89,286,517
EQ/International Equity Index Portfolio‡	736,319	6,823,979
EQ/International Value Managed Volatility Portfolio‡	10,786,957	126,613,158
EQ/Janus Enterprise Portfolio*‡	1,943,448	37,631,558
EQ/JPMorgan Value Opportunities Portfolio‡	3,650,076	66,558,343
EQ/Large Cap Core Managed Volatility Portfolio‡	13,736,387	130,490,508
EQ/Large Cap Growth Index Portfolio‡	402,301	6,594,340
EQ/Large Cap Value Managed Volatility Portfolio‡	5,329,113	89,289,726
EQ/Loomis Sayles Growth Portfolio*‡	8,311,579	62,303,926
EQ/MFS International Growth Portfolio‡	22,070,481	147,945,624
EQ/Morgan Stanley Small Cap Growth Portfolio‡	10,175,065	56,837,621
EQ/T. Rowe Price Growth Stock Portfolio*‡	891,736	41,702,520
EQ/Value Equity Portfolio‡	3,574,477	66,431,064

Total Equity		2,830,507,385

Fixed Income (48.9%)
1290 Diversified Bond Fund‡	13,127,141	118,144,273
1290 VT DoubleLine Opportunistic Bond Portfolio‡	23,619,272	199,026,841
1290 VT High Yield Bond Portfolio‡	6,431,903	53,001,634
EQ/Core Bond Index Portfolio‡	50,154,762	450,956,691
EQ/Core Plus Bond Portfolio‡	48,966,278	168,580,313
EQ/Intermediate Government Bond Portfolio‡	63,486,598	596,945,478
EQ/Long-Term Bond Portfolio‡	61,934,844	428,861,785
EQ/PIMCO Ultra Short Bond Portfolio‡	27,200,475	260,930,476
EQ/Quality Bond PLUS Portfolio‡	23,275,766	176,096,621
Multimanager Core Bond Portfolio‡	31,478,534	265,522,745

Total Fixed Income		2,718,066,857

Total Investments in Securities (99.9%) (Cost $5,576,005,330)		5,548,574,242
Other Assets Less Liabilities (0.1%)		5,048,630

Net Assets (100%)		$5,553,622,872

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the year ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	13,921,865	90,607,250	5,146,825	(23,885,062)	5,353,536	(8,130,413)	69,092,136	1,405,459	3,732,206
1290 VT GAMCO Small Company Value Portfolio	857,347	72,373,468	3,080,179	(11,708,049)	3,442,740	(13,835,223)	53,353,115	427,018	2,645,834
1290 VT Micro Cap Portfolio	4,605,753	50,062,992	6,776,533	(5,031,037)	4,959	(14,240,661)	37,572,786	166,735	1,104,301
1290 VT Small Cap Value Portfolio	3,880,209	54,317,814	3,934,421	(11,331,037)	813,139	(4,776,859)	42,957,478	285,852	3,643,073
ATM International Managed Volatility Portfolio	38,649,239	432,869,739	45,001,776	(48,571,285)	(139,849)	(71,260,059)	357,900,322	10,009,644	—
ATM Large Cap Managed Volatility Portfolio	50,151,272	926,152,708	61,204,469	(133,043,606)	(695,565)	(222,524,855)	631,093,151	7,172,154	36,692,557
ATM Mid Cap Managed Volatility Portfolio	12,952,603	96,490,805	25,147,316	(10,385,062)	35,174	(19,234,233)	92,054,000	979,855	2,658,302

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investments in companies which were affiliates for the year ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM Small Cap Managed Volatility Portfolio	23,166,251	295,253,434	33,833,742	(37,509,210)	(304,662)	(71,106,543)	220,166,761	2,290,299	4,212,304
EQ/AB Small Cap Growth Portfolio	8,299,765	128,191,455	45,883,113	(13,416,099)	(32,512)	(42,036,662)	118,589,295	482,320	4,886,139
EQ/American Century Mid Cap Value Portfolio	1,044,404	22,134,903	6,351,200	(2,777,012)	(20,863)	(3,246,455)	22,441,773	709,396	2,289,973
EQ/ClearBridge Select Equity Managed Volatility Portfolio	12,171,876	132,075,537	14,482,907	(11,739,087)	(321,064)	(35,826,625)	98,671,668	663,793	306,290
EQ/Franklin Small Cap Value Managed Volatility Portfolio	2,754,833	48,118,412	1,511,397	(5,031,037)	33,952	(9,450,759)	35,181,965	259,975	1,245,925
EQ/Global Equity Managed Volatility Portfolio	8,796,072	155,362,736	16,744,370	(13,416,099)	(99,405)	(35,667,551)	122,924,051	786,418	3,443,298
EQ/International Core Managed Volatility Portfolio	9,196,739	106,968,905	8,257,646	(10,062,074)	(710,268)	(15,167,692)	89,286,517	1,351,058	695,597
EQ/International Equity Index Portfolio	736,319	7,727,140	185,062	—	—	(1,088,223)	6,823,979	185,062	—
EQ/International Value Managed Volatility Portfolio	10,786,957	146,781,985	15,911,198	(13,416,099)	41,196	(22,705,122)	126,613,158	2,337,165	1,059,379
EQ/Janus Enterprise Portfolio*	1,943,448	37,355,919	11,872,795	(3,354,025)	5,720	(8,248,851)	37,631,558	—	2,519,130
EQ/JPMorgan Value Opportunities Portfolio	3,650,076	86,508,065	6,093,416	(20,535,062)	1,479,108	(6,987,184)	66,558,343	878,213	5,206,045
EQ/Large Cap Core Managed Volatility Portfolio	13,736,387	206,121,333	13,386,914	(40,127,136)	2,695,948	(51,586,551)	130,490,508	380,687	12,986,077
EQ/Large Cap Growth Index Portfolio	402,301	9,335,494	553,588	—	—	(3,294,742)	6,594,340	35,257	518,332
EQ/Large Cap Value Managed Volatility Portfolio	5,329,113	144,692,073	5,047,091	(40,616,099)	15,680,508	(35,513,847)	89,289,726	1,430,176	3,602,261
EQ/Loomis Sayles Growth Portfolio*	8,311,579	72,550,219	24,438,164	(6,708,049)	(138,402)	(27,838,006)	62,303,926	—	7,680,838
EQ/MFS International Growth Portfolio	22,070,481	177,869,935	20,119,641	(16,770,124)	(383,540)	(32,890,288)	147,945,624	1,685,833	5,915,490
EQ/Morgan Stanley Small Cap Growth Portfolio	10,175,065	84,498,493	22,533,791	(10,062,074)	56,511	(40,189,100)	56,837,621	7,583	515,219
EQ/T. Rowe Price Growth Stock Portfolio*	891,736	37,075,497	27,978,099	(3,354,025)	(52,884)	(19,944,167)	41,702,520	—	1,224,434
EQ/Value Equity Portfolio	3,574,477	91,408,030	7,413,714	(16,985,062)	(1,176,441)	(14,229,177)	66,431,064	916,069	1,488,485
Fixed Income
1290 Diversified Bond Fund	13,127,141	123,565,947	13,755,351	—	—	(19,177,025)	118,144,273	3,855,350	—
1290 VT DoubleLine Opportunistic Bond Portfolio	23,619,272	248,383,769	18,735,415	(29,478,173)	(720,604)	(37,893,566)	199,026,841	6,981,790	227,979

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investments in companies which were affiliates for the year ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT High Yield Bond Portfolio	6,431,903	61,904,497	5,219,505	(5,031,037)	(75,212)	(9,016,119)	53,001,634	3,014,010	—
EQ/Core Bond Index Portfolio	50,154,762	627,613,726	29,024,449	(145,024,458)	1,986,065	(62,643,091)	450,956,691	8,794,932	1,261,740
EQ/Core Plus Bond Portfolio	48,966,278	207,608,116	9,882,642	(18,447,135)	(1,297,489)	(29,165,821)	168,580,313	4,709,674	152,823
EQ/Intermediate Government Bond Portfolio	63,486,598	813,897,129	32,747,697	(185,244,582)	(1,125,461)	(63,329,305)	596,945,478	7,381,704	579,898
EQ/Long-Term Bond Portfolio	61,934,844	628,931,856	44,893,869	(63,726,470)	(7,253,812)	(173,983,658)	428,861,785	14,753,385	320,876
EQ/PIMCO Ultra Short Bond Portfolio	27,200,475	328,546,784	4,535,975	(66,009,210)	(3,122,066)	(3,021,007)	260,930,476	4,265,308	239,528
EQ/Quality Bond PLUS Portfolio	23,275,766	209,934,838	15,971,380	(26,624,149)	(205,295)	(22,980,153)	176,096,621	1,677,282	1,322,116
Multimanager Core Bond Portfolio	31,478,534	328,384,440	20,344,942	(36,686,223)	(750,714)	(45,769,700)	265,522,745	7,311,970	—

Total		7,291,675,443	628,000,592	(1,086,104,948)	13,002,448	(1,297,999,293)	5,548,574,242	97,591,426	114,376,449

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$118,144,273	$5,430,429,969	$—	$5,548,574,242

Total Assets	$118,144,273	$5,430,429,969	$—	$5,548,574,242

Total Liabilities	$—	$—	$—	$—

Total	$118,144,273	$5,430,429,969	$—	$5,548,574,242

The Portfolio held no derivatives contracts during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$628,000,592
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,086,104,948

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$525,385,994
Aggregate gross unrealized depreciation	(576,897,758)

Net unrealized depreciation	$(51,511,764)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,600,086,006

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $5,576,005,330)	$5,548,574,242
Cash	6,792,901
Receivable for securities sold	1,243,453
Receivable for Portfolio shares sold	519,285
Other assets	26,109

Total assets	5,557,155,990

LIABILITIES
Payable for Portfolio shares redeemed	1,134,249
Distribution fees payable – Class B	806,278
Administrative fees payable	624,029
Investment management fees payable	441,330
Distribution fees payable – Class A	340,562
Trustees’ fees payable	324
Accrued expenses	186,346

Total liabilities	3,533,118

NET ASSETS	$5,553,622,872

Net assets were comprised of:
Paid in capital	$5,533,642,462
Total distributable earnings (loss)	19,980,410

Net assets	$5,553,622,872

Class A
Net asset value, offering and redemption price per share, $1,579,281,540 / 142,357,201 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.09

Class B
Net asset value, offering and redemption price per share, $3,726,400,680 / 339,705,662 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.97

Class K
Net asset value, offering and redemption price per share, $247,940,652 / 22,337,218 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.10

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$97,591,426
Interest	70,557

Total income	97,661,983

EXPENSES
Distribution fees – Class B	10,374,330
Administrative fees	7,563,209
Investment management fees	5,731,033
Distribution fees – Class A	4,298,125
Printing and mailing expenses	587,447
Professional fees	280,667
Custodian fees	215,000
Trustees’ fees	192,074
Miscellaneous	116,069

Total expenses	29,357,954

NET INVESTMENT INCOME (LOSS)	68,304,029

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($13,002,448 realized gain (loss) from affiliates)	13,047,405
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	114,376,449

Net realized gain (loss)	127,423,854

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(1,297,999,293)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,170,575,439)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,102,271,410)

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$68,304,029	$52,418,111
Net realized gain (loss)	127,423,854	744,570,550
Net change in unrealized appreciation (depreciation)	(1,297,999,293)	(195,165,008)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,102,271,410)	601,823,653

Distributions to shareholders:
Class A	(150,721,300)	(169,750,986)
Class B	(362,590,895)	(421,077,197)
Class K	(24,300,699)	(27,425,938)

Total distributions to shareholders	(537,612,894)	(618,254,121)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 1,938,469 and 2,211,433 shares, respectively ]	24,038,636	33,664,802
Capital shares issued in reinvestment of dividends and distributions [ 13,599,769 and 11,636,985 shares, respectively ]	150,721,300	169,750,986
Capital shares repurchased [ (12,771,691) and (11,926,538) shares, respectively ]	(159,407,590)	(182,182,799)

Total Class A transactions	15,352,346	21,232,989

Class B
Capital shares sold [ 9,177,858 and 9,842,348 shares, respectively ]	114,532,295	148,564,322
Capital shares issued in reinvestment of dividends and distributions [ 33,081,827 and 29,155,773 shares, respectively ]	362,590,895	421,077,197
Capital shares repurchased [ (48,276,334) and (41,480,844) shares, respectively ]	(597,152,755)	(626,163,174)

Total Class B transactions	(120,029,565)	(56,521,655)

Class K
Capital shares sold [ 755,358 and 668,964 shares, respectively ]	9,514,273	10,210,779
Capital shares issued in reinvestment of dividends and distributions [ 2,187,524 and 1,878,372 shares, respectively ]	24,300,699	27,425,938
Capital shares repurchased [ (2,426,454) and (2,175,517) shares, respectively ]	(30,678,280)	(33,169,741)

Total Class K transactions	3,136,692	4,466,976

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(101,540,527)	(30,821,690)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,741,424,831)	(47,252,158)
NET ASSETS:
Beginning of year	7,295,047,703	7,342,299,861

End of year	$5,553,622,872	$7,295,047,703

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2022		2021		2020		2019		2018
Net asset value, beginning of year	$14.48		$14.57		$14.06		$12.96		$14.41

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.14		0.11		0.12		0.19		0.17
Net realized and unrealized gain (loss)	(2.40)		1.09		1.44		1.80		(0.84)

Total from investment operations	(2.26)		1.20		1.56		1.99		(0.67)

Less distributions:
Dividends from net investment income	(0.15)		(0.39)		(0.31)		(0.23)		(0.22)
Distributions from net realized gains	(0.98)		(0.90)		(0.74)		(0.66)		(0.56)

Total dividends and distributions	(1.13)		(1.29)		(1.05)		(0.89)		(0.78)

Net asset value, end of year	$11.09		$14.48		$14.57		$14.06		$12.96

Total return	(15.47)%		8.35%		11.32%		15.49%		(4.73)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,579,282		$2,021,935		$2,005,206		$1,955,663		$1,843,864
Ratio of expenses to average net assets (f)	0.49	%(j)	0.48	%(k)	0.49	%(m)	0.49	%(m)	0.50	%(n)
Ratio of net investment income (loss) to average net assets (f)(x)	1.12%		0.70%		0.89%		1.35%		1.16%
Portfolio turnover rate^	10%		25%		22%		13%		12%

	Year Ended December 31,
Class B	2022		2021		2020		2019		2018
Net asset value, beginning of year	$14.34		$14.43		$13.94		$12.85		$14.30

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.14		0.10		0.12		0.18		0.16
Net realized and unrealized gain (loss)	(2.38)		1.10		1.42		1.80		(0.83)

Total from investment operations	(2.24)		1.20		1.54		1.98		(0.67)

Less distributions:
Dividends from net investment income	(0.15)		(0.39)		(0.31)		(0.23)		(0.22)
Distributions from net realized gains	(0.98)		(0.90)		(0.74)		(0.66)		(0.56)

Total dividends and distributions	(1.13)		(1.29)		(1.05)		(0.89)		(0.78)

Net asset value, end of year	$10.97		$14.34		$14.43		$13.94		$12.85

Total return	(15.48)%		8.43%		11.27%		15.55%		(4.77)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,726,401		$4,956,863		$5,024,535		$4,997,804		$4,820,681
Ratio of expenses to average net assets (f)	0.49	%(j)	0.48	%(k)	0.49	%(m)	0.49	%(m)	0.50	%(n)
Ratio of net investment income (loss) to average net assets (f)(x)	1.09%		0.69%		0.88%		1.33%		1.14%
Portfolio turnover rate^	10%		25%		22%		13%		12%

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2022		2021		2020		2019		2018
Net asset value, beginning of year	$14.49		$14.57		$14.07		$12.96		$14.42

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.17		0.14		0.16		0.23		0.20
Net realized and unrealized gain (loss)	(2.40)		1.11		1.42		1.80		(0.84)

Total from investment operations	(2.23)		1.25		1.58		2.03		(0.64)

Less distributions:
Dividends from net investment income	(0.18)		(0.43)		(0.34)		(0.26)		(0.26)
Distributions from net realized gains	(0.98)		(0.90)		(0.74)		(0.66)		(0.56)

Total dividends and distributions	(1.16)		(1.33)		(1.08)		(0.92)		(0.82)

Net asset value, end of year	$11.10		$14.49		$14.57		$14.07		$12.96

Total return	(15.24)%		8.68%		11.49%		15.85%		(4.54)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$247,941		$316,250		$312,558		$304,750		$277,542
Ratio of expenses to average net assets (f)	0.24	%(j)	0.23	%(k)	0.24	%(m)	0.24	%(m)	0.25	%(n)
Ratio of net investment income (loss) to average net assets (f)(x)	1.38%		0.95%		1.13%		1.61%		1.41%
Portfolio turnover rate^	10%		25%		22%		13%		12%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.07% for Class A, 1.07% for Class B and 0.82% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.06% for Class A, 1.06% for Class B and 0.81% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.08% for Class A, 1.08% for Class B and 0.83% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.09% for Class A, 1.09% for Class B and 0.84% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class A Shares	(17.00)%	3.58%	6.08%
Portfolio – Class B Shares	(17.08)	3.58	6.07
Portfolio – Class K Shares	(16.86)	3.83	6.34
EQ/Moderate-Plus Allocation Index	(14.88)	4.38	6.91
S&P 500® Index	(18.11)	9.42	12.56
Bloomberg U.S. Intermediate Government Bond Index	(7.73)	0.46	0.69

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned (17.08)% for the year ended December 31, 2022. This compares to the returns of the following benchmarks over the same period: the EQ/Moderate-Plus Allocation Index, the S&P 500® Index and the Bloomberg U.S. Intermediate Government Bond Index, which returned (14.88)%, (18.11)% and (7.73)%, respectively.

Portfolio Highlights

In 2022, equities and bonds produced substantial losses, both domestically and internationally. In the equity market, companies with lower valuations and higher dividends did relatively well, and among bonds, short-term government issues and corporate bonds (with bigger coupons) also mitigated some of the losses.

Against this backdrop, the Portfolio underperformed its combination benchmark.

What helped performance during the year?

•

From an asset-allocation perspective, with the broad bond market down 13.1% (Bloomberg U.S. Aggregate Bond Index) and the stock market down 18.1% (S&P 500 Index), holding 80% of the assets in fixed-income funds provided a cushion against what would have been bigger losses from an all-stock portfolio. The Portfolio’s equity holdings produced about 80% of the negative total return.

•

Among equity markets, holdings in large, middle and small capitalization U.S. equities, as well as international equities, provided a buffer against more extreme losses in the broad market. An equity-income strategy contributed positively, and other value-style holdings were roughly flat for the year. Among individual bond markets, the Portfolio’s very short-term bonds and its high-yield holdings outperformed the broad market.

•

The Portfolio owned a number of actively managed equity portfolios that outperformed their benchmarks (by more than 10 percentage points) included 1290 VT Equity Income, 1290 VT Small Cap Value, EQ/American Century Mid Cap Value, and EQ/Janus Enterprise. Fixed-income portfolios that outperformed their benchmarks included 1290 VT High Yield Bond, Multimanager Core Bond and EQ/Core Plus Bond.

What hurt performance during the year?

•

In the equity markets, the contribution to losses was most evident in a number of managed-volatility portfolios that employ a strategy that sometimes results in underperformance when volatility is high, but equities are rising, as happened at several points in the year. In addition, small-cap growth holdings were particularly hard hit by the downturn. In the bond markets, the Portfolio’s global bonds, along with long-duration and high-quality bonds, provided the most substantial drag on returns. The latter category includes domestic bonds that get hurt the worst by rising interest rates and have the least cushion from coupons.

•

Most of the bond strategies hugged their benchmarks this year, however EQ/Quality Bond Plus lagged the broader market. Equity portfolios that struggled against their benchmarks in 2022 included EQ/Morgan Stanley Small Cap Growth (by a considerable margin), EQ/T. Rowe Price Growth Stock and EQ/ClearBridge Select Equity Managed Volatility.

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of December 31, 2022
Equity	71.3%
Fixed Income	28.7

Top 10 Holdings (as a percentage of Total Investments in Securities) As of December 31, 2022
ATM Large Cap Managed Volatility Portfolio	16.2%
ATM International Managed Volatility Portfolio	8.4
ATM Small Cap Managed Volatility Portfolio	6.7
EQ/Intermediate Government Bond Portfolio	6.0
EQ/Long-Term Bond Portfolio	5.1
EQ/Core Bond Index Portfolio	4.5
EQ/Large Cap Core Managed Volatility Portfolio	3.6
EQ/MFS International Growth Portfolio	3.5
EQ/AB Small Cap Growth Portfolio	3.3
EQ/Global Equity Managed Volatility Portfolio	2.9

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class A
Actual	$1,000.00	$1,016.60	$2.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.72	2.51
Class B
Actual	1,000.00	1,016.60	2.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.72	2.51
Class K
Actual	1,000.00	1,017.10	1.23
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.99	1.23

* Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratio of 0.49%, 0.49% and 0.24%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (71.2%)
1290 VT Equity Income Portfolio‡	27,792,344	$137,929,255
1290 VT GAMCO Small Company Value Portfolio‡	1,888,668	117,532,660
1290 VT Micro Cap Portfolio‡	8,447,202	68,910,541
1290 VT Small Cap Value Portfolio‡	7,026,854	77,793,729
ATM International Managed Volatility Portfolio‡	62,541,849	579,151,061
ATM Large Cap Managed Volatility Portfolio‡	88,837,949	1,117,918,233
ATM Mid Cap Managed Volatility Portfolio‡	14,505,520	103,090,568
ATM Small Cap Managed Volatility Portfolio‡	48,965,101	465,353,133
EQ/AB Small Cap Growth Portfolio‡	15,902,471	227,218,817
EQ/American Century Mid Cap Value Portfolio‡	1,138,443	24,462,457
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	19,249,524	156,046,830
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	5,923,367	75,647,296
EQ/Global Equity Managed Volatility Portfolio‡	14,448,651	201,918,168
EQ/International Core Managed Volatility Portfolio‡	14,436,172	140,153,543
EQ/International Equity Index Portfolio‡	728,535	6,751,836
EQ/International Value Managed Volatility Portfolio‡	16,489,473	193,547,096
EQ/Janus Enterprise Portfolio*‡	2,086,149	40,394,727
EQ/JPMorgan Value Opportunities Portfolio‡	6,687,843	121,951,368
EQ/Large Cap Core Managed Volatility Portfolio‡	26,416,512	250,946,927
EQ/Large Cap Growth Index Portfolio‡	445,930	7,309,486
EQ/Large Cap Value Managed Volatility Portfolio‡	10,591,066	177,454,184
EQ/Loomis Sayles Growth Portfolio*‡	13,110,358	98,275,760
EQ/MFS International Growth Portfolio‡	36,199,434	242,656,594
EQ/Morgan Stanley Small Cap Growth Portfolio‡	19,095,346	106,666,057
EQ/T. Rowe Price Growth Stock Portfolio*‡	1,266,580	59,232,289
EQ/Value Equity Portfolio‡	7,134,331	132,590,336

Total Equity		4,930,902,951

Fixed Income (28.7%)
1290 Diversified Bond Fund‡	9,564,429	86,079,865
1290 VT DoubleLine Opportunistic Bond Portfolio‡	17,284,373	145,646,071
1290 VT High Yield Bond Portfolio‡	4,589,123	37,816,339
EQ/Core Bond Index Portfolio‡	34,871,054	313,536,228
EQ/Core Plus Bond Portfolio‡	33,418,838	115,053,840
EQ/Intermediate Government Bond Portfolio‡	44,425,412	417,718,846
EQ/Long-Term Bond Portfolio‡	50,857,042	352,154,623
EQ/PIMCO Ultra Short Bond Portfolio‡	20,099,510	192,811,878
EQ/Quality Bond PLUS Portfolio‡	17,122,789	129,545,266
Multimanager Core Bond Portfolio‡	23,062,501	194,533,157

Total Fixed Income		1,984,896,113

Total Investments in Securities (99.9%) (Cost $6,515,958,963)		6,915,799,064
Other Assets Less Liabilities (0.1%)		5,865,289

Net Assets (100%)		$6,921,664,353

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the year ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	27,792,344	161,472,570	10,280,962	(27,912,863)	3,896,027	(9,807,441)	137,929,255	2,803,755	7,445,390
1290 VT GAMCO Small Company Value Portfolio	1,888,668	156,148,445	6,874,226	(22,412,863)	5,529,830	(28,606,978)	117,532,660	940,566	5,901,842
1290 VT Micro Cap Portfolio	8,447,202	95,072,547	8,837,314	(8,350,208)	62,383	(26,711,495)	68,910,541	305,545	2,013,587
1290 VT Small Cap Value Portfolio	7,026,854	95,517,601	7,138,274	(17,750,208)	895,452	(8,007,390)	77,793,729	517,427	6,602,666
ATM International Managed Volatility Portfolio	62,541,849	727,296,192	40,672,397	(66,801,661)	204,176	(122,220,043)	579,151,061	16,226,946	—
ATM Large Cap Managed Volatility Portfolio	88,837,949	1,583,013,021	77,090,820	(154,728,425)	(4,008,164)	(383,449,019)	1,117,918,233	12,700,276	64,090,553
ATM Mid Cap Managed Volatility Portfolio	14,505,520	107,257,298	28,398,159	(10,437,760)	(1,522)	(22,125,607)	103,090,568	1,097,732	2,977,699

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investments in companies which were affiliates for the year ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM Small Cap Managed Volatility Portfolio	48,965,101	657,170,015	28,137,305	(62,751,453)	544,566	(157,747,300)	465,353,133	4,839,764	8,870,272
EQ/AB Small Cap Growth Portfolio	15,902,471	281,247,217	62,137,979	(27,138,175)	(110,398)	(88,917,806)	227,218,817	924,315	9,354,574
EQ/American Century Mid Cap Value Portfolio	1,138,443	23,660,066	6,404,308	(2,087,552)	9,864	(3,524,229)	24,462,457	769,022	2,480,739
EQ/ClearBridge Select Equity Managed Volatility Portfolio	19,249,524	207,668,379	24,086,898	(18,787,967)	(532,476)	(56,388,004)	156,046,830	1,049,767	496,224
EQ/Franklin Small Cap Value Managed Volatility Portfolio	5,923,367	100,614,417	3,233,970	(8,350,208)	15,493	(19,866,376)	75,647,296	558,202	2,657,587
EQ/Global Equity Managed Volatility Portfolio	14,448,651	282,470,831	7,066,165	(22,963,071)	541,577	(65,197,334)	201,918,168	1,292,763	5,723,405
EQ/International Core Managed Volatility Portfolio	14,436,172	174,685,618	8,792,235	(16,700,415)	(1,154,252)	(25,469,643)	140,153,543	2,124,568	1,131,304
EQ/International Equity Index Portfolio	728,535	7,645,449	183,106	—	—	(1,076,719)	6,751,836	183,105	—
EQ/International Value Managed Volatility Portfolio	16,489,473	195,696,684	49,689,470	(22,963,071)	91,985	(28,967,972)	193,547,096	3,561,066	1,578,405
EQ/Janus Enterprise Portfolio*	2,086,149	46,195,419	8,365,315	(4,175,104)	3,388	(9,994,291)	40,394,727	—	2,706,225
EQ/JPMorgan Value Opportunities Portfolio	6,687,843	157,297,588	11,170,491	(35,962,863)	1,847,975	(12,401,823)	121,951,368	1,608,582	9,530,092
EQ/Large Cap Core Managed Volatility Portfolio	26,416,512	397,042,661	25,286,697	(79,150,830)	6,993,245	(99,224,846)	250,946,927	731,800	24,482,172
EQ/Large Cap Growth Index Portfolio	445,930	10,347,914	613,624	—	—	(3,652,052)	7,309,486	39,080	574,544
EQ/Large Cap Value Managed Volatility Portfolio	10,591,066	267,302,946	10,070,731	(61,163,071)	19,473,444	(58,229,866)	177,454,184	2,839,672	7,181,060
EQ/Loomis Sayles Growth Portfolio*	13,110,358	124,660,553	32,599,650	(12,525,311)	(307,318)	(46,151,814)	98,275,760	—	12,322,379
EQ/MFS International Growth Portfolio	36,199,434	310,395,084	17,549,306	(27,138,175)	(763,047)	(57,386,574)	242,656,594	2,767,776	9,722,442
EQ/Morgan Stanley Small Cap Growth Portfolio	19,095,346	179,497,975	27,818,131	(18,787,967)	171,134	(82,033,216)	106,666,057	14,174	963,048
EQ/T. Rowe Price Growth Stock Portfolio*	1,266,580	69,156,834	29,368,785	(6,262,656)	(139,984)	(32,890,690)	59,232,289	—	1,855,149
EQ/Value Equity Portfolio	7,134,331	166,871,948	10,822,598	(15,612,863)	(1,185,417)	(28,305,930)	132,590,336	1,827,070	2,963,711
Fixed Income
1290 Diversified Bond Fund	9,564,429	89,059,316	10,791,488	—	—	(13,770,939)	86,079,865	2,791,488	—
1290 VT DoubleLine Opportunistic Bond Portfolio	17,284,373	183,442,960	12,210,479	(21,700,415)	(654,426)	(27,652,527)	145,646,071	5,108,194	165,922
1290 VT High Yield Bond Portfolio	4,589,123	46,582,274	5,960,798	(8,175,104)	(102,400)	(6,449,229)	37,816,339	2,151,707	—
EQ/Core Bond Index Portfolio	34,871,054	456,896,254	17,281,006	(117,238,590)	1,921,510	(45,323,952)	313,536,228	6,114,907	870,647
EQ/Core Plus Bond Portfolio	33,418,838	121,815,199	26,847,852	(14,612,863)	(574,914)	(18,421,434)	115,053,840	3,215,791	100,246
EQ/Intermediate Government Bond Portfolio	44,425,412	595,113,577	18,691,345	(149,763,901)	(523,247)	(45,798,928)	417,718,846	5,165,632	402,989
EQ/Long-Term Bond Portfolio	50,857,042	533,063,990	23,290,056	(52,188,798)	(7,337,597)	(144,673,028)	352,154,623	12,113,418	263,006

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investments in companies which were affiliates for the year ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/PIMCO Ultra Short Bond Portfolio	20,099,510	246,333,739	3,367,883	(52,287,967)	(1,568,719)	(3,033,058)	192,811,878	3,150,076	176,902
EQ/Quality Bond PLUS Portfolio	17,122,789	155,563,089	10,296,094	(19,612,863)	(386,857)	(16,314,197)	129,545,266	1,233,625	930,653
Multimanager Core Bond Portfolio	23,062,501	244,436,262	10,448,753	(25,875,519)	(787,229)	(33,689,110)	194,533,157	5,403,300	—

Total		9,257,711,932	681,874,670	(1,212,370,760)	22,064,082	(1,833,480,860)	6,915,799,064	106,171,111	196,535,434

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$86,079,865	$6,829,719,199	$—	$6,915,799,064

Total Assets	$86,079,865	$6,829,719,199	$—	$6,915,799,064

Total Liabilities	$—	$—	$—	$—

Total	$86,079,865	$6,829,719,199	$—	$6,915,799,064

The Portfolio held no derivatives contracts during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$681,874,670
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,212,370,760

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$853,009,319
Aggregate gross unrealized depreciation	(520,683,024)

Net unrealized appreciation	$332,326,295

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,583,472,769

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $6,515,958,963)	$6,915,799,064
Cash	8,559,281
Receivable for securities sold	1,086,442
Receivable for Portfolio shares sold	1,031,111
Other assets	32,579

Total assets	6,926,508,477

LIABILITIES
Payable for Portfolio shares redeemed	1,822,319
Distribution fees payable – Class B	1,446,469
Administrative fees payable	778,556
Investment management fees payable	545,360
Distribution fees payable – Class A	39,652
Trustees’ fees payable	357
Accrued expenses	211,411

Total liabilities	4,844,124

NET ASSETS	$6,921,664,353

Net assets were comprised of:
Paid in capital	$6,468,014,653
Total distributable earnings (loss)	453,649,700

Net assets	$6,921,664,353

Class A
Net asset value, offering and redemption price per share, $184,328,135 / 21,773,885 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.47

Class B
Net asset value, offering and redemption price per share, $6,684,717,611 / 789,204,294 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.47

Class K
Net asset value, offering and redemption price per share, $52,618,607 / 6,210,782 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.47

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$106,171,111
Interest	83,840

Total income	106,254,951

EXPENSES
Distribution fees – Class B	18,513,141
Administrative fees	9,440,580
Investment management fees	7,065,940
Printing and mailing expenses	592,856
Distribution fees – Class A	498,507
Professional fees	323,786
Trustees’ fees	247,090
Custodian fees	203,800
Miscellaneous	143,707

Total expenses	37,029,407

NET INVESTMENT INCOME (LOSS)	69,225,544

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	22,064,082
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	196,535,434

Net realized gain (loss)	218,599,516

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(1,833,480,860)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,614,881,344)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,545,655,800)

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$69,225,544	$58,947,444
Net realized gain (loss)	218,599,516	1,227,350,396
Net change in unrealized appreciation (depreciation)	(1,833,480,860)	(174,528,990)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,545,655,800)	1,111,768,850

Distributions to shareholders:
Class A	(22,410,116)	(25,365,679)
Class B	(818,001,095)	(962,258,649)
Class K	(6,474,363)	(7,191,561)

Total distributions to shareholders	(846,885,574)	(994,815,889)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 720,577 and 846,754 shares, respectively ]	7,018,740	10,392,276
Capital shares issued in reinvestment of dividends and distributions [ 2,657,088 and 2,171,096 shares, respectively ]	22,410,116	25,365,679
Capital shares repurchased [ (2,162,280) and (1,637,363) shares, respectively ]	(21,296,529)	(20,289,732)

Total Class A transactions	8,132,327	15,468,223

Class B
Capital shares sold [ 11,202,951 and 10,058,794 shares, respectively ]	109,635,551	124,268,695
Capital shares issued in reinvestment of dividends and distributions [ 96,936,203 and 82,313,758 shares, respectively ]	818,001,095	962,258,649
Capital shares repurchased [ (90,912,361) and (82,312,559) shares, respectively ]	(890,675,064)	(1,014,814,670)

Total Class B transactions	36,961,582	71,712,674

Class K
Capital shares sold [ 472,029 and 177,907 shares, respectively ]	4,800,113	2,196,670
Capital shares issued in reinvestment of dividends and distributions [ 765,515 and 614,805 shares, respectively ]	6,474,363	7,191,561
Capital shares repurchased [ (692,257) and (862,627) shares, respectively ]	(6,817,186)	(10,616,106)

Total Class K transactions	4,457,290	(1,227,875)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	49,551,199	85,953,022

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,342,990,175)	202,905,983
NET ASSETS:
Beginning of year	9,264,654,528	9,061,748,545

End of year	$6,921,664,353	$9,264,654,528

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2022		2021		2020		2019		2018
Net asset value, beginning of year	$11.60		$11.51		$11.09		$9.99		$11.49

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.09		0.08		0.09		0.14		0.12
Net realized and unrealized gain (loss)	(2.09)		1.35		1.41		1.83		(0.87)

Total from investment operations	(2.00)		1.43		1.50		1.97		(0.75)

Less distributions:
Dividends from net investment income	(0.10)		(0.42)		(0.27)		(0.17)		(0.18)
Distributions from net realized gains	(1.03)		(0.92)		(0.81)		(0.70)		(0.57)

Total dividends and distributions	(1.13)		(1.34)		(1.08)		(0.87)		(0.75)

Net asset value, end of year	$8.47		$11.60		$11.51		$11.09		$9.99

Total return	(17.00)%		12.68%		14.05%		20.01%		(6.84)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$184,328		$238,508		$220,775		$212,498		$189,592
Ratio of expenses to average net assets (f)	0.49	%(j)	0.48	%(k)	0.49	%(m)	0.49	%(n)	0.50	%(o)
Ratio of net investment income (loss) to average net assets (f)(x)	0.92%		0.65%		0.79%		1.26%		1.01%
Portfolio turnover rate^	9%		23%		21%		12%		11%

	Year Ended December 31,
Class B	2022		2021		2020		2019		2018
Net asset value, beginning of year	$11.61		$11.52		$11.09		$9.99		$11.49

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.09		0.08		0.09		0.13		0.12
Net realized and unrealized gain (loss)	(2.10)		1.35		1.42		1.84		(0.87)

Total from investment operations	(2.01)		1.43		1.51		1.97		(0.75)

Less distributions:
Dividends from net investment income	(0.10)		(0.42)		(0.27)		(0.17)		(0.18)
Distributions from net realized gains	(1.03)		(0.92)		(0.81)		(0.70)		(0.57)

Total dividends and distributions	(1.13)		(1.34)		(1.08)		(0.87)		(0.75)

Net asset value, end of year	$8.47		$11.61		$11.52		$11.09		$9.99

Total return	(17.08)%		12.67%		14.13%		20.01%		(6.84)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$6,684,718		$8,960,367		$8,774,906		$8,527,658		$7,894,299
Ratio of expenses to average net assets (f)	0.49	%(j)	0.48	%(k)	0.49	%(m)	0.49	%(n)	0.50	%(o)
Ratio of net investment income (loss) to average net assets (f)(x)	0.90%		0.63%		0.79%		1.22%		1.01%
Portfolio turnover rate^	9%		23%		21%		12%		11%

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2022		2021		2020		2019		2018
Net asset value, beginning of year	$11.61		$11.52		$11.09		$9.99		$11.49

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.12		0.11		0.11		0.16		0.14
Net realized and unrealized gain (loss)	(2.11)		1.35		1.43		1.84		(0.86)

Total from investment operations	(1.99)		1.46		1.54		2.00		(0.72)

Less distributions:
Dividends from net investment income	(0.12)		(0.45)		(0.30)		(0.20)		(0.21)
Distributions from net realized gains	(1.03)		(0.92)		(0.81)		(0.70)		(0.57)

Total dividends and distributions	(1.15)		(1.37)		(1.11)		(0.90)		(0.78)

Net asset value, end of year	$8.47		$11.61		$11.52		$11.09		$9.99

Total return	(16.86)%		12.95%		14.38%		20.29%		(6.58)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$52,619		$65,780		$66,068		$67,291		$62,847
Ratio of expenses to average net assets (f)	0.24	%(j)	0.23	%(k)	0.24	%(m)	0.24	%(n)	0.25	%(o)
Ratio of net investment income (loss) to average net assets (f)(x)	1.18%		0.87%		0.99%		1.42%		1.24%
Portfolio turnover rate^	9%		23%		21%		12%		11%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class A, 1.10% for Class B and 0.85% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.09% for Class A, 1.09% for Class B and 0.84% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.12% for Class A, 1.12% for Class B and 0.87% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.11% for Class A, 1.11% for Class B and 0.86% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.13% for Class A, 1.13% for Class B and 0.88% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ/AGGRESSIVE ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class A Shares	(18.40)%	4.62%	7.77%
Portfolio – Class B Shares	(18.31)	4.64	7.78
Portfolio – Class K Shares	(18.16)	4.90	8.04
EQ/Aggressive Allocation Index	(15.95)	5.67	8.82
S&P 500® Index	(18.11)	9.42	12.56
Bloomberg U.S. Intermediate Government Bond Index	(7.73)	0.46	0.69

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned (18.31)% for the year ended December 31, 2022. This compares to the returns of the following benchmarks over the same period: the EQ/Aggressive Allocation Index, the S&P 500® Index and the Bloomberg U.S. Intermediate Government Bond Index, which returned (15.95)%, (18.11)% and (7.73)%, respectively.

Portfolio Highlights

In 2022, equities and bonds produced substantial losses, both domestically and internationally. In the equity market, companies with lower valuations and higher dividends did relatively well, and among bonds, short-term government issues and corporate bonds (with bigger coupons) also mitigated some of the losses.

Against this backdrop, the Portfolio underperformed its combination benchmark.

What helped performance during the year?

•

From an asset-allocation perspective, with the broad bond market down 13.1% (Bloomberg U.S. Aggregate Bond Index) and the stock market down 18.1% (S&P 500 Index), holding 80% of the assets in fixed-income funds provided a cushion against what would have been bigger losses from an all-stock portfolio. The Portfolio’s equity holdings produced about 94% of the negative total return.

•

Among equity markets, holdings in large-, middle- and small-capitalization U.S. equities, as well as international equities, provided a buffer against more extreme losses in the broad market. An equity-income strategy contributed positively, while other value-style holdings were roughly flat for the year. Among individual bond markets, the Portfolio’s very short-term bonds and its high-yield holdings outperformed the broad market.

•

The Portfolio owned a number of actively managed equity portfolios that outperformed their benchmarks (by more than 10 percentage points) included 1290 VT Equity Income, 1290 VT Small Cap Value, EQ/American Century Mid Cap Value, and EQ/Janus Enterprise. Fixed-income portfolios that outperformed their benchmarks included 1290 VT High Yield Bond, Multimanager Core Bond and EQ/Core Plus Bond.

What hurt performance during the year?

•

In the equity markets, the contribution to losses was most evident in a number of managed-volatility portfolios that employ a strategy that sometimes results in underperformance when volatility is high, but equities are rising, as happened at several points in the year. In addition, small-cap growth holdings were particularly hard hit by the downturn. In the bond markets, the Portfolio’s global bonds, along with long-duration and high-quality bonds, provided the most substantial drag on returns. The latter category includes domestic bonds that get hurt the worst by rising interest rates and have the least cushion from coupons.

•

Equity portfolios that struggled against their benchmarks in 2022 included EQ/Morgan Stanley Small Cap Growth (by a considerable margin), EQ/T. Rowe Price Growth Stock and EQ/ClearBridge Select Equity Managed Volatility. Most of the bond strategies hugged their benchmarks this year, however EQ/Quality Bond Plus lagged the broader market.

EQ/AGGRESSIVE ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of December 31, 2022
Equity	91.5%
Fixed Income	8.5

Top 10 Holdings (as a percentage of Total Investments in Securities) As of December 31, 2022
ATM Large Cap Managed Volatility Portfolio	22.2%
ATM International Managed Volatility Portfolio	10.7
ATM Small Cap Managed Volatility Portfolio	8.0
EQ/Large Cap Core Managed Volatility Portfolio	5.2
EQ/MFS International Growth Portfolio	4.6
EQ/Global Equity Managed Volatility Portfolio	4.0
EQ/Large Cap Value Managed Volatility Portfolio	3.6
EQ/International Value Managed Volatility Portfolio	3.3
EQ/ClearBridge Select Equity Managed Volatility Portfolio	3.3
EQ/AB Small Cap Growth Portfolio	3.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class A
Actual	$1,000.00	$1,028.00	$2.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.68	2.55
Class B
Actual	1,000.00	1,029.20	2.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.68	2.55
Class K
Actual	1,000.00	1,029.80	1.28
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.94	1.28

* Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratio of 0.50%, 0.50% and 0.25%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (91.5%)
1290 VT Equity Income Portfolio‡	15,273,723	$75,801,208
1290 VT GAMCO Small Company Value Portfolio‡	1,185,132	73,751,305
1290 VT Micro Cap Portfolio‡	3,816,171	31,131,538
1290 VT Small Cap Value Portfolio‡	3,371,276	37,323,123
ATM International Managed Volatility Portfolio‡	33,483,740	310,066,679
ATM Large Cap Managed Volatility Portfolio‡	51,267,107	645,134,591
ATM Mid Cap Managed Volatility Portfolio‡	7,324,750	52,056,916
ATM Small Cap Managed Volatility Portfolio‡	24,412,193	232,007,903
EQ/AB Small Cap Growth Portfolio‡	6,470,333	92,449,869
EQ/American Century Mid Cap Value Portfolio‡	576,254	12,382,346
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	11,717,875	94,991,297
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	3,147,342	40,194,695
EQ/Global Equity Managed Volatility Portfolio‡	8,397,664	117,356,346
EQ/International Core Managed Volatility Portfolio‡	7,017,759	68,131,896
EQ/International Equity Index Portfolio‡	720,125	6,673,895
EQ/International Value Managed Volatility Portfolio‡	8,204,158	96,297,252
EQ/Janus Enterprise Portfolio*‡	834,686	16,162,278
EQ/JPMorgan Value Opportunities Portfolio‡	3,682,103	67,142,340
EQ/Large Cap Core Managed Volatility Portfolio‡	15,819,205	150,276,496
EQ/Large Cap Growth Index Portfolio‡	279,412	4,579,992
EQ/Large Cap Value Managed Volatility Portfolio‡	6,202,031	103,915,545
EQ/Loomis Sayles Growth Portfolio*‡	6,781,021	50,830,800
EQ/MFS International Growth Portfolio‡	19,918,222	133,518,331
EQ/Morgan Stanley Small Cap Growth Portfolio‡	8,369,466	46,751,601
EQ/T. Rowe Price Growth Stock Portfolio*‡	544,929	25,483,894
EQ/Value Equity Portfolio‡	4,065,935	75,564,717

Total Equity		2,659,976,853

Fixed Income (8.4%)
1290 Diversified Bond Fund‡	1,180,670	10,626,029
1290 VT DoubleLine Opportunistic Bond Portfolio‡	2,365,811	19,935,413
1290 VT High Yield Bond Portfolio‡	637,816	5,255,876
EQ/Core Bond Index Portfolio‡	3,975,462	35,744,582
EQ/Core Plus Bond Portfolio‡	3,937,266	13,555,155
EQ/Intermediate Government Bond Portfolio‡	5,078,413	47,750,798
EQ/Long-Term Bond Portfolio‡	6,992,488	48,418,803
EQ/PIMCO Ultra Short Bond Portfolio‡	2,559,437	24,552,331
EQ/Quality Bond PLUS Portfolio‡	2,065,706	15,628,434
Multimanager Core Bond Portfolio‡	2,875,674	24,256,431

Total Fixed Income		245,723,852

Total Investments in Securities (99.9%) (Cost $2,650,110,511)		2,905,700,705
Other Assets Less Liabilities (0.1%)		1,928,556

Net Assets (100%)		$2,907,629,261

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the year ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	15,273,723	89,367,142	5,702,539	(15,886,112)	1,196,695	(4,579,056)	75,801,208	1,539,999	4,089,477
1290 VT GAMCO Small Company Value Portfolio	1,185,132	88,126,692	4,290,115	(5,232,099)	(337,876)	(13,095,527)	73,751,305	589,243	3,635,927
1290 VT Micro Cap Portfolio	3,816,171	42,407,052	4,086,345	(3,270,062)	8,212	(12,100,009)	31,131,538	138,043	907,711
1290 VT Small Cap Value Portfolio	3,371,276	40,537,857	3,448,536	(3,270,062)	23,546	(3,416,754)	37,323,123	248,217	3,159,728
ATM International Managed Volatility Portfolio	33,483,740	375,197,725	24,725,585	(26,160,496)	(2,820)	(63,693,315)	310,066,679	8,700,861	—
ATM Large Cap Managed Volatility Portfolio	51,267,107	875,638,883	44,778,879	(57,553,091)	(996,207)	(216,733,873)	645,134,591	7,324,135	36,740,349
ATM Mid Cap Managed Volatility Portfolio	7,324,750	59,618,413	8,299,186	(3,924,074)	14,249	(11,950,858)	52,056,916	554,056	1,496,422
ATM Small Cap Managed Volatility Portfolio	24,412,193	324,810,764	7,075,594	(21,582,409)	22,003	(78,318,049)	232,007,903	2,411,484	4,396,212

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investments in companies which were affiliates for the year ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/AB Small Cap Growth Portfolio	6,470,333	128,203,208	13,636,826	(9,156,173)	18,160	(40,252,152)	92,449,869	376,061	3,797,113
EQ/American Century Mid Cap Value Portfolio	576,254	11,655,278	3,150,300	(654,012)	9,136	(1,778,356)	12,382,346	388,630	1,253,553
EQ/ClearBridge Select Equity Managed Volatility Portfolio	11,717,875	142,132,157	1,062,213	(9,810,186)	(2,193,183)	(36,199,704)	94,991,297	639,104	301,338
EQ/Franklin Small Cap Value Managed Volatility Portfolio	3,147,342	52,814,794	1,756,042	(3,924,074)	(361)	(10,451,706)	40,194,695	296,670	1,410,664
EQ/Global Equity Managed Volatility Portfolio	8,397,664	158,984,921	4,166,914	(9,156,173)	9,325	(36,648,641)	117,356,346	750,477	3,302,784
EQ/International Core Managed Volatility Portfolio	7,017,759	84,047,224	3,569,310	(6,540,124)	(185,345)	(12,759,169)	68,131,896	1,033,055	555,073
EQ/International Equity Index Portfolio	720,125	7,557,192	180,992	—	—	(1,064,289)	6,673,895	180,992	—
EQ/International Value Managed Volatility Portfolio	8,204,158	105,538,557	15,665,607	(9,156,173)	(14,595)	(15,736,144)	96,297,252	1,770,283	781,670
EQ/Janus Enterprise Portfolio*	834,686	17,754,302	3,597,219	(1,308,025)	1,814	(3,883,032)	16,162,278	—	1,080,982
EQ/JPMorgan Value Opportunities Portfolio	3,682,103	72,630,127	6,197,570	(5,886,112)	188,517	(5,987,762)	67,142,340	885,075	5,239,432
EQ/Large Cap Core Managed Volatility Portfolio	15,819,205	221,982,652	14,670,629	(33,888,273)	(2,183,066)	(50,305,446)	150,276,496	437,893	14,054,138
EQ/Large Cap Growth Index Portfolio	279,412	6,483,816	384,486	—	—	(2,288,310)	4,579,992	24,487	359,999
EQ/Large Cap Value Managed Volatility Portfolio	6,202,031	159,725,779	5,846,449	(39,464,198)	13,839,295	(36,031,780)	103,915,545	1,662,250	4,054,310
EQ/Loomis Sayles Growth Portfolio*	6,781,021	76,972,839	6,428,032	(5,232,099)	(85,623)	(27,252,349)	50,830,800	—	6,363,087
EQ/MFS International Growth Portfolio	19,918,222	169,884,885	7,036,998	(11,118,211)	22,458	(32,307,799)	133,518,331	1,525,928	5,373,063
EQ/Morgan Stanley Small Cap Growth Portfolio	8,369,466	85,917,970	5,856,936	(6,540,124)	21,450	(38,504,631)	46,751,601	6,175	419,580
EQ/T. Rowe Price Growth Stock Portfolio*	544,929	23,478,569	17,831,208	(2,616,050)	(76,364)	(13,133,469)	25,483,894	—	798,734
EQ/Value Equity Portfolio	4,065,935	95,415,256	2,798,716	(5,886,112)	(637,842)	(16,125,301)	75,564,717	1,040,531	1,685,122
Fixed Income
1290 Diversified Bond Fund	1,180,670	12,148,419	365,428	—	—	(1,887,818)	10,626,029	365,428	—
1290 VT DoubleLine Opportunistic Bond Portfolio	2,365,811	25,085,220	746,788	(1,962,037)	(145,522)	(3,789,036)	19,935,413	699,266	23,169
1290 VT High Yield Bond Portfolio	637,816	5,840,483	297,722	—	—	(882,329)	5,255,876	297,721	—

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Investments in companies which were affiliates for the year ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Core Bond Index Portfolio	3,975,462	49,866,898	850,454	(10,024,074)	(36,498)	(4,912,198)	35,744,582	696,876	104,870
EQ/Core Plus Bond Portfolio	3,937,266	16,947,227	407,483	(1,308,025)	(137,520)	(2,354,010)	13,555,155	378,784	12,463
EQ/Intermediate Government Bond Portfolio	5,078,413	65,023,895	703,809	(12,682,099)	(112,735)	(5,182,072)	47,750,798	590,398	48,466
EQ/Long-Term Bond Portfolio	6,992,488	72,818,041	1,765,766	(5,232,099)	(1,035,495)	(19,897,410)	48,418,803	1,664,304	36,517
EQ/PIMCO Ultra Short Bond Portfolio	2,559,437	30,091,180	447,968	(5,412,037)	(92,791)	(481,989)	24,552,331	401,089	22,524
EQ/Quality Bond PLUS Portfolio	2,065,706	18,749,366	283,004	(1,308,025)	(59,272)	(2,036,639)	15,628,434	148,762	118,006
Multimanager Core Bond Portfolio	2,875,674	29,846,836	703,491	(1,962,036)	(97,527)	(4,234,333)	24,256,431	679,137	—

Total		3,843,301,619	222,815,139	(337,104,956)	6,944,218	(830,255,315)	2,905,700,705	38,445,414	105,622,483

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$10,626,029	$2,895,074,676	$—	$2,905,700,705

Total Assets	$10,626,029	$2,895,074,676	$—	$2,905,700,705

Total Liabilities	$—	$—	$—	$—

Total	$10,626,029	$2,895,074,676	$—	$2,905,700,705

The Portfolio held no derivatives contracts during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$222,815,139
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$337,104,956

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$400,357,884
Aggregate gross unrealized depreciation	(175,024,541)

Net unrealized appreciation	$225,333,343

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,680,367,362

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $2,650,110,511)	$2,905,700,705
Cash	2,494,859
Receivable for securities sold	924,487
Receivable for Portfolio shares sold	557,544
Other assets	13,523

Total assets	2,909,691,118

LIABILITIES
Payable for Portfolio shares redeemed	759,407
Distribution fees payable – Class B	606,961
Administrative fees payable	327,187
Investment management fees payable	237,171
Distribution fees payable – Class A	16,092
Trustees’ fees payable	127
Accrued expenses	114,912

Total liabilities	2,061,857

NET ASSETS	$2,907,629,261

Net assets were comprised of:
Paid in capital	$2,625,912,314
Total distributable earnings (loss)	281,716,947

Net assets	$2,907,629,261

Class A
Net asset value, offering and redemption price per share, $74,083,736 / 8,520,701 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.69

Class B
Net asset value, offering and redemption price per share, $2,805,154,506 / 322,552,694 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.70

Class K
Net asset value, offering and redemption price per share, $28,391,019 / 3,262,118 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.70

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$38,445,414
Interest	32,052

Total income	38,477,466

EXPENSES
Distribution fees – Class B	7,658,026
Administrative fees	3,912,211
Investment management fees	3,061,769
Printing and mailing expenses	246,014
Distribution fees – Class A	198,992
Custodian fees	197,000
Professional fees	157,121
Trustees’ fees	101,045
Miscellaneous	58,546

Total expenses	15,590,724

NET INVESTMENT INCOME (LOSS)	22,886,742

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	6,944,218
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	105,622,483

Net realized gain (loss)	112,566,701

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(830,255,315)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(717,688,614)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(694,801,872)

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$22,886,742	$20,633,133
Net realized gain (loss)	112,566,701	594,263,901
Net change in unrealized appreciation (depreciation)	(830,255,315)	(19,288,844)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(694,801,872)	595,608,190

Distributions to shareholders:
Class A	(11,099,936)	(11,049,016)
Class B	(421,481,081)	(429,413,734)
Class K	(4,457,362)	(4,439,858)

Total distributions to shareholders	(437,038,379)	(444,902,608)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 458,838 and 594,320 shares, respectively ]	4,860,131	7,853,528
Capital shares issued in reinvestment of dividends and distributions [ 1,285,622 and 881,327 shares, respectively ]	11,099,936	11,049,016
Capital shares repurchased [ (802,265) and (997,361) shares, respectively ]	(8,356,347)	(13,141,127)

Total Class A transactions	7,603,720	5,761,417

Class B
Capital shares sold [ 7,265,425 and 5,736,321 shares, respectively ]	75,306,945	75,835,000
Capital shares issued in reinvestment of dividends and distributions [ 48,806,747 and 34,248,696 shares, respectively ]	421,481,081	429,413,734
Capital shares repurchased [ (30,170,352) and (29,709,629) shares, respectively ]	(311,607,037)	(392,238,519)

Total Class B transactions	185,180,989	113,010,215

Class K
Capital shares sold [ 224,617 and 214,121 shares, respectively ]	2,336,952	2,837,868
Capital shares issued in reinvestment of dividends and distributions [ 514,710 and 353,704 shares, respectively ]	4,457,362	4,439,858
Capital shares repurchased [ (487,456) and (553,667) shares, respectively ]	(4,845,936)	(7,355,035)

Total Class K transactions	1,948,378	(77,309)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	194,733,087	118,694,323

TOTAL INCREASE (DECREASE) IN NET ASSETS	(937,107,164)	269,399,905
NET ASSETS:
Beginning of year	3,844,736,425	3,575,336,520

End of year	$2,907,629,261	$3,844,736,425

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class A	Year Ended December 31,
	2022		2021		2020		2019		2018
Net asset value, beginning of year	$12.51		$12.06		$11.50		$10.14		$11.99

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.08		0.07		0.08		0.13		0.12
Net realized and unrealized gain (loss)	(2.43)		1.95		1.61		2.31		(1.11)

Total from investment operations	(2.35)		2.02		1.69		2.44		(0.99)

Less distributions:
Dividends from net investment income	(0.08)		(0.53)		(0.31)		(0.18)		(0.19)
Distributions from net realized gains	(1.39)		(1.04)		(0.82)		(0.90)		(0.67)

Total dividends and distributions	(1.47)		(1.57)		(1.13)		(1.08)		(0.86)

Net asset value, end of year	$8.69		$12.51		$12.06		$11.50		$10.14

Total return	(18.40)%		17.14%		15.41%		24.46%		(8.72)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$74,084		$94,816		$85,610		$82,758		$73,762
Ratio of expenses to average net assets (f)	0.49	%(j)	0.48	%(k)	0.50	%(m)	0.50	%(m)	0.51	%(n)
Ratio of net investment income (loss) to average net assets (f)(x)	0.74%		0.55%		0.70%		1.12%		0.98%
Portfolio turnover rate^	7%		17%		16%		11%		11%

Class B	Year Ended December 31,
	2022		2021		2020		2019		2018
Net asset value, beginning of year	$12.51		$12.06		$11.50		$10.14		$11.99

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.07		0.07		0.08		0.13		0.11
Net realized and unrealized gain (loss)	(2.41)		1.95		1.61		2.31		(1.10)

Total from investment operations	(2.34)		2.02		1.69		2.44		(0.99)

Less distributions:
Dividends from net investment income	(0.08)		(0.53)		(0.31)		(0.18)		(0.19)
Distributions from net realized gains	(1.39)		(1.04)		(0.82)		(0.90)		(0.67)

Total dividends and distributions	(1.47)		(1.57)		(1.13)		(1.08)		(0.86)

Net asset value, end of year	$8.70		$12.51		$12.06		$11.50		$10.14

Total return	(18.31)%		17.14%		15.41%		24.46%		(8.72)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,805,155		$3,712,223		$3,453,575		$3,291,046		$2,902,334
Ratio of expenses to average net assets (f)	0.49	%(j)	0.48	%(k)	0.50	%(m)	0.50	%(m)	0.51	%(n)
Ratio of net investment income (loss) to average net assets (f)(x)	0.72%		0.55%		0.71%		1.14%		0.94%
Portfolio turnover rate^	7%		17%		16%		11%		11%

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Year Ended December 31,
	2022		2021		2020		2019		2018
Net asset value, beginning of year	$12.52		$12.07		$11.50		$10.14		$11.99

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.10		0.10		0.11		0.16		0.14
Net realized and unrealized gain (loss)	(2.42)		1.96		1.62		2.30		(1.10)

Total from investment operations	(2.32)		2.06		1.73		2.46		(0.96)

Less distributions:
Dividends from net investment income	(0.11)		(0.57)		(0.34)		(0.20)		(0.22)
Distributions from net realized gains	(1.39)		(1.04)		(0.82)		(0.90)		(0.67)

Total dividends and distributions	(1.50)		(1.61)		(1.16)		(1.10)		(0.89)

Net asset value, end of year	$8.70		$12.52		$12.07		$11.50		$10.14

Total return	(18.16)%		17.41%		15.75%		24.74%		(8.46)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$28,391		$37,698		$36,152		$32,984		$30,292
Ratio of expenses to average net assets (f)	0.24	%(j)	0.23	%(k)	0.25	%(m)	0.25	%(m)	0.26	%(n)
Ratio of net investment income (loss) to average net assets (f)(x)	0.97%		0.78%		0.97%		1.38%		1.15%
Portfolio turnover rate^	7%		17%		16%		11%		11%

^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.14% for Class A, 1.14% for Class B and 0.89% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.12% for Class A, 1.12% for Class B and 0.87% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.16% for Class A, 1.16% for Class B and 0.91% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.17% for Class A, 1.17% for Class B and 0.92% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ/CORE PLUS BOND PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	AXA Investment Managers US Inc. (Effective January 1, 2022, AXA Investment Managers, Inc. was renamed to AXA Investment Managers US Inc.)
➢	Brandywine Global Investment Management, LLC
➢	Loomis, Sayles & Company, L.P.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class A Shares	(12.86)%	0.91%	1.03%
Portfolio – Class B Shares	(12.89)	0.91	1.06
Portfolio – Class K Shares	(12.83)	1.15	1.31
Bloomberg U.S. Aggregate Bond Index	(13.01)	0.02	1.06

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned (12.89)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned (13.01)% over the same period.

Portfolio Highlights

What helped performance during the year?

•

The Portfolio’s underweight duration stance, particularly in the first half of the year, was a key contributor to relative return as surging inflation left central banks little choice but to aggressively raise rates in an attempt to reign in inflation.

•	Overweight positions in select emerging market currencies contributed to relative outperformance.

•	Bond selection and yield curve positioning contributed to performance.

What hurt performance during the year?

•	Sector allocation was a major detractor in the period.

•	Issue selection in agency backed securitized assets detracted from results during the period.

•	Underweight exposure to U.S. Treasuries detracted from results.

Portfolio Characteristics As of December 31, 2022
Weighted Average Life (Years)	12.03
Weighted Average Coupon (%)	4.24
Weighted Average Modified Duration (Years)*	7.12
Weighted Average Rating**	AA

* Modified duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

EQ/CORE PLUS BOND PORTFOLIO (Unaudited)

Sector Weightings as of December 31, 2022	% of Net Assets
U.S. Treasury Obligations	25.2%
Mortgage-Backed Securities	16.7
Financials	13.2
Foreign Government Securities	12.5
Asset-Backed Securities	4.6
Consumer Discretionary	4.1
Energy	3.2
Commercial Mortgage-Backed Securities	2.8
Information Technology	2.7
Communication Services	2.7
Industrials	2.2
Materials	2.0
Health Care	1.2
Utilities	1.1
Consumer Staples	1.1
Real Estate	1.0
Collateralized Mortgage Obligations	0.3
Cash and Other	3.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class A
Actual	$1,000.00	$972.50	$4.69
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.45	4.81
Class B
Actual	1,000.00	972.40	4.68
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.46	4.79
Class K
Actual	1,000.00	972.30	3.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.71	3.54

* Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratio of 0.94%, 0.94% and 0.69%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (4.6%)
Affirm Asset Securitization Trust,
Series 2021-B A 1.030%, 8/17/26§	$340,000	$322,304
Series 2022-A A 4.300%, 5/17/27§	105,000	99,670
American Credit Acceptance Receivables Trust,
Series 2020-4 C 1.310%, 12/14/26§	70,385	69,118
Series 2021-3 B 0.660%, 2/13/26§	150,090	149,615
Series 2021-3 C 0.980%, 11/15/27§	710,000	690,117
Series 2022-4 C 7.860%, 2/15/29§	70,000	70,312
AmeriCredit Automobile Receivables Trust,
Series 2020-2 B 0.970%, 2/18/26	15,000	14,673
Series 2021-2 B 0.690%, 1/19/27	190,000	176,813
Series 2021-3 C 1.410%, 8/18/27	425,000	386,233
Series 2022-1 B 2.770%, 4/19/27	680,000	649,771
Series 2022-2 A3 4.380%, 4/18/28	270,000	264,104
Aqua Finance Trust,
Series 2021-A A 1.540%, 7/17/46§	298,065	271,400
Avid Automobile Receivables Trust,
Series 2021-1 A 0.610%, 1/15/25§	45,944	45,892
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-5A A 6.120%, 4/20/27§	420,000	419,113
BHG Securitization Trust,
Series 2022-C A 5.320%, 10/17/35§	109,436	108,534
Canadian Pacer Auto Receivables Trust,
Series 2021-1A A3 0.500%, 10/20/25§	691,939	665,173
CarMax Auto Owner Trust,
Series 2021-3 A3 0.550%, 6/15/26	1,170,000	1,112,596
Series 2021-4 A3 0.560%, 9/15/26	560,000	529,252
Carvana Auto Receivables Trust,
Series 2021-N2 B 0.750%, 3/10/28	41,248	37,818
Series 2021-N4 C 1.720%, 9/11/28	245,000	234,504
Series 2021-P3 A 3 0.700%, 11/10/26	665,000	619,484
Series 2021-P4 A3 1.310%, 1/11/27	865,000	804,601
Series 2022-P3 A3 4.610%, 11/10/27	105,000	101,946
CNH Equipment Trust,
Series 2020-A A3 1.160%, 6/16/25	22,810	22,491
Commonbond Student Loan Trust,
Series 2021-BGS A 1.170%, 9/25/51§	454,694	378,789
Credit Acceptance Auto Loan Trust,
Series 2021-3A A 1.000%, 5/15/30§	250,000	236,569
Series 2021-4 A 1.260%, 10/15/30§	455,000	424,839
Series 2022-3A A 6.570%, 10/15/32§	735,000	735,843
Donlen Fleet Lease Funding LLC,
Series 2021-2 A2 0.560%, 12/11/34§	209,288	202,584
Drive Auto Receivables Trust,
Series 2021-1 B 0.650%, 7/15/25	6,618	6,610
Series 2021-2 B 0.580%, 12/15/25	503,292	498,443
Series 2021-3 B 1.110%, 5/15/26	375,000	364,096
DT Auto Owner Trust,
Series 2020-2A C 3.280%, 3/16/26§	65,584	64,790
Series 2021-1A B 0.620%, 9/15/25§	28,427	28,239
Series 2021-2A B 0.810%, 1/15/27§	145,000	142,061
Series 2021-3A A 0.330%, 4/15/25§	296,650	293,928
Series 2021-4A C 1.500%, 9/15/27§	155,000	142,482
Series 2022-3A B 6.740%, 7/17/28§	565,000	573,780
Enterprise Fleet Financing LLC,
Series 2021-2 A2 0.480%, 5/20/27§	549,927	528,037
Series 2022-3 A2 4.380%, 7/20/29§	150,000	146,181
Exeter Automobile Receivables Trust,
Series 2020-2A C 3.280%, 5/15/25§	36,164	35,994
Series 2021-2A B 0.570%, 9/15/25	73,729	73,206
Series 2021-3A B 0.690%, 1/15/26	586,495	577,089
Series 2021-4A B 1.050%, 5/15/26	585,000	570,636
Series 2022-3A B 4.860%, 12/15/26	490,000	481,734
Series 2022-5A B 5.970%, 3/15/27	590,000	586,806
Series 2022-6A B 6.030%, 8/16/27	220,000	220,645
Flagship Credit Auto Trust,
Series 2020-2 C 3.800%, 4/15/26§	47,254	46,938
Series 2020-4 C 1.280%, 2/16/27§	65,000	62,334
Series 2021-1 B 0.680%, 2/16/27§	100,000	97,934
Series 2021-2 B 0.930%, 6/15/27§	145,000	139,665

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Series 2021-3 B 0.950%, 7/15/27§	$1,065,000	$1,001,036
Series 2022-4 A3 6.320%, 6/15/27§	420,000	419,469
Ford Credit Auto Owner Trust,
Series 2020-A A3 1.040%, 8/15/24	22,188	21,979
Series 2021-1 A 1.370%, 10/17/33§	275,000	244,136
Foursight Capital Automobile Receivables Trust,
Series 2021-2 A3 0.810%, 5/15/26§	895,000	871,242
Series 2022-1 A3 1.830%, 12/15/26§	325,000	310,369
Series 2022-2 A3 4.590%, 6/15/27§	275,000	268,557
GLS Auto Receivables Issuer Trust,
Series 2020-4A C 1.140%, 11/17/25§	47,809	46,957
Series 2021-1A B 0.820%, 4/15/25§	17,375	17,351
Series 2021-2A B 0.770%, 9/15/25§	272,337	269,083
Series 2021-3A B 0.780%, 11/17/25§	430,000	418,807
Series 2021-4A B 1.530%, 4/15/26§	800,000	766,090
GM Financial Automobile Leasing Trust,
Series 2021-3 A3 0.390%, 10/21/24	1,510,000	1,462,575
GM Financial Consumer Automobile Receivables Trust,
Series 2019-4 A3 1.750%, 7/16/24	4,071	4,060
Series 2020-1 A3 1.840%, 9/16/24	12,875	12,792
Series 2021-4 A2 0.280%, 11/18/24	192,211	190,193
GM Financial Revolving Receivables Trust,
Series 2021-1 A 1.170%, 6/12/34§	195,000	169,476
Harley-Davidson Motorcycle Trust,
Series 2021-B A3 0.560%, 11/16/26	722,459	697,362
Hilton Grand Vacations Trust,
Series 2022-2A C 5.570%, 1/25/37§	93,095	89,571
Honda Auto Receivables Owner Trust,
Series 2019-3 A4 1.850%, 8/15/25	58,297	58,233
Series 2020-2 A3 0.820%, 7/15/24	36,196	35,718
Hyundai Auto Receivables Trust,
Series 2021-B A2 0.240%, 5/15/24	176,173	175,432
Marlette Funding Trust,
Series 2021-3A A 0.650%, 12/15/31§	118,504	117,539
Series 2022-3A A 5.180%, 11/15/32§	125,246	124,209
Mercedes-Benz Auto Lease Trust,
Series 2021-B A3 0.400%, 11/15/24	510,000	495,375
Mercedes-Benz Auto Receivables Trust,
Series 2021-1 A3 0.460%, 6/15/26	675,000	641,684
Navient Private Education Refi Loan Trust,
Series 2019-GA A 2.400%, 10/15/68§	85,130	77,903
Series 2021-EA A 0.970%, 12/16/69§	1,111,329	939,584
New Economy Assets Phase 1 Sponsor LLC,
Series 2021-1 A1 1.910%, 10/20/61§	695,000	588,002
NextGear Floorplan Master Owner Trust,
Series 2021-1A A 0.850%, 7/15/26§	1,215,000	1,128,790
Nissan Auto Receivables Owner Trust,
Series 2019-C A3 1.930%, 7/15/24	12,996	12,943
OneMain Financial Issuance Trust,
Series 2022-S1 A 4.130%, 5/14/35§	990,000	931,560
Prestige Auto Receivables Trust,
Series 2020-1A C 1.310%, 11/16/26§	175,765	174,314
Series 2021-1A C 1.530%, 2/15/28§	350,000	325,658
Santander Consumer Auto Receivables Trust,
Series 2020-AA C 3.710%, 2/17/26§	50,000	49,517
Santander Drive Auto Receivables Trust,
Series 2020-4 C 1.010%, 1/15/26	25,085	24,824
Series 2021-3 B 0.600%, 12/15/25	609,091	604,374
Series 2022-3 B 4.130%, 8/16/27	665,000	648,990
Series 2022-4 B 4.420%, 11/15/27	450,000	439,113
Series 2022-5 B 4.430%, 3/15/27	240,000	234,972
Series 2022-7 A3 5.750%, 4/15/27	100,000	100,978
Santander Retail Auto Lease Trust,
Series 2021-C A2 0.290%, 4/22/24§	37,145	37,069
SCF Equipment Leasing LLC,
Series 2022-1A A3 2.920%, 7/20/29§	325,000	304,449
SMB Private Education Loan Trust,
Series 2021-D A1A 1.340%, 3/17/53§	288,099	254,883
SoFi Professional Loan Program Trust,
Series 2020-A A2FX 2.540%, 5/15/46§	82,834	73,878
Toyota Auto Loan Extended Note Trust,
Series 2020-1A A 1.350%, 5/25/33§	110,000	100,486
Toyota Auto Receivables Owner Trust,
Series 2020-B A3 1.360%, 8/15/24	17,625	17,434
Series 2021-C A3 0.430%, 1/15/26	745,000	706,566

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
United Auto Credit Securitization Trust,
Series 2022-1 B 2.100%, 3/10/25§	$160,000	$158,485
Series 2022-2 C 5.810%, 5/10/27§	255,000	249,950
Westlake Automobile Receivables Trust,
Series 2020-2A C 2.010%, 7/15/25§	150,037	148,589
Series 2020-3A C 1.240%, 11/17/25§	35,000	34,120
Series 2021-1A B 0.640%, 3/16/26§	190,000	187,006
Series 2021-2A B 0.620%, 7/15/26§	240,000	231,531
Series 2021-3A C 1.580%, 1/15/27§	855,000	799,768
World Omni Auto Receivables Trust,
Series 2019-C A3 1.960%, 12/16/24	6,576	6,538
Series 2021-C A2 0.220%, 9/16/24	159,231	158,653
World Omni Select Auto Trust,
Series 2021-A B 0.850%, 8/16/27	300,000	276,417

Total Asset-Backed Securities		34,482,425

Collateralized Mortgage Obligation (0.3%)
Towd Point Mortgage Trust,
Series 2019-2 A2 3.750%, 12/25/58 (l)§	2,120,000	1,853,684

Total Collateralized Mortgage Obligation		1,853,684

Commercial Mortgage-Backed Securities (2.8%)
BANK,
Series 2020-BN27 A5 2.144%, 4/15/63	250,000	204,519
Series 2021-BN34 A5 2.438%, 6/15/63	660,000	540,258
Series 2021-BN36 A5 2.470%, 9/15/64	1,045,000	859,618
Series 2021-BN37 A5 2.618%, 11/15/64 (l)	755,000	627,154
Series 2022-BNK40 A4 3.394%, 3/15/64 (l)	400,000	354,265
BBCMS Mortgage Trust,
Series 2021-C12 A5 2.689%, 11/15/54	755,000	630,504
Benchmark Mortgage Trust,
Series 2021-B28 A5 2.224%, 8/15/54	780,000	628,707
Series 2021-B29 A5 2.388%, 9/15/54	695,000	567,104
Series 2021-B31 A5 2.669%, 12/15/54	605,000	503,287
BPR Trust,
Series 2021-NRD A 5.851%, 12/15/38 (l)§	420,000	398,724
Series 2022-OANA A 6.234%, 4/15/37 (l)§	310,000	302,604
CSMC LLC,
Series 2014-USA A1 3.304%, 9/15/37§	272,399	245,561
Series 2014-USA A2 3.953%, 9/15/37§	575,000	518,539
DROP Mortgage Trust,
Series 2021-FILE A 5.468%, 10/15/43 (l)§	420,000	400,048
FHLMC Multifamily Structured Pass-Through Certificates,
Series K738 A2 1.545%, 1/25/27	250,000	223,131
Series K-F107 AS 3.975%, 3/25/28 (l)	930,421	910,634
GS Mortgage Securities Corp. II,
Series 2012-BWTR A 2.954%, 11/5/34§	305,000	256,054
JPMDB Commercial Mortgage Securities Trust,
Series 2018-C8 C 4.811%, 6/15/51 (l)	1,190,000	999,425
Med Trust,
Series 2021-MDLN A 5.268%, 11/15/38 (l)§	385,000	370,575
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C11 A4 4.198%, 8/15/46 (l)	735,000	718,996
Morgan Stanley Capital I Trust,
Series 2020-HR8 A4 2.041%, 7/15/53	275,000	221,887
Series 2021-L7 A5 2.574%, 10/15/54	775,000	630,802
SPGN Mortgage Trust,
Series 2022-TFLM A 5.886%, 2/15/39 (l)§	760,000	717,989
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS5 D 4.982%, 1/15/59 (l)	3,000,000	2,554,803
Series 2019-C49 D 3.000%, 3/15/52§	4,810,000	3,298,654
Series 2020-C57 A4 2.118%, 8/15/53	355,000	289,561
Series 2020-C58 A4 2.092%, 7/15/53	100,000	80,537
Series 2021-C60 A4 2.342%, 8/15/54	1,540,000	1,242,744
Series 2021-C61 A4 2.658%, 11/15/54	1,100,000	903,144
Series 2022-C62 A4 4.000%, 4/15/55 (l)	715,000	652,960

Total Commercial Mortgage-Backed Securities		20,852,788

Convertible Bond (0.2%)
Information Technology (0.2%)
Technology Hardware, Storage & Peripherals (0.2%)
Western Digital Corp. 1.500%, 2/1/24 (e)	1,900,000	1,809,750

Total Information Technology		1,809,750

Total Convertible Bond		1,809,750

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Corporate Bonds (34.3%)
Communication Services (2.7%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc. 2.550%, 12/1/33	$2,300,000	$1,769,237
CCO Holdings LLC 5.500%, 5/1/26§	144,000	139,680
6.375%, 9/1/29§	409,000	384,354
4.750%, 3/1/30§	112,000	95,392
4.750%, 2/1/32§	228,000	184,632
4.500%, 5/1/32	328,000	261,301
4.500%, 6/1/33§	374,000	286,581
Level 3 Financing, Inc. 4.250%, 7/1/28§	267,000	210,316
Lumen Technologies, Inc. 5.125%, 12/15/26§	370,000	321,641
5.375%, 6/15/29§	399,000	293,097
Sprint Capital Corp. 8.750%, 3/15/32	207,000	246,426
Windstream Escrow LLC 7.750%, 8/15/28§	245,000	200,126
Zayo Group Holdings, Inc. 4.000%, 3/1/27§	350,000	259,595
6.125%, 3/1/28§	364,000	207,476

		4,859,854

Entertainment (0.1%)
Lions Gate Capital Holdings LLC 5.500%, 4/15/29§	527,000	303,789
Live Nation Entertainment, Inc. 4.875%, 11/1/24§	306,000	298,350
6.500%, 5/15/27§	230,000	224,225
Warnermedia Holdings, Inc. 5.141%, 3/15/52§	370,000	269,989

		1,096,353

Interactive Media & Services (0.8%)
Meta Platforms, Inc. 4.450%, 8/15/52	6,979,000	5,592,980
Rackspace Technology Global, Inc. 5.375%, 12/1/28§	253,000	110,657

		5,703,637

Media (0.7%)
Comcast Corp. 5.350%, 11/15/27	255,000	260,256
Gray Escrow II, Inc. 5.375%, 11/15/31§	217,000	156,464
Gray Television, Inc. 5.875%, 7/15/26§	185,000	164,187
4.750%, 10/15/30§	286,000	204,490
McGraw-Hill Education, Inc. 8.000%, 8/1/29§	473,000	389,997
Nexstar Media, Inc. 5.625%, 7/15/27§	515,000	471,553
Outfront Media Capital LLC 5.000%, 8/15/27§	657,000	594,366
Paramount Global 6.875%, 4/30/36	170,000	165,903
Sinclair Television Group, Inc. 5.500%, 3/1/30§	255,000	177,863
Sirius XM Radio, Inc. 3.125%, 9/1/26§	372,000	329,380
3.875%, 9/1/31§	360,000	280,573
Stagwell Global LLC 5.625%, 8/15/29§	446,000	366,228
TEGNA, Inc. 4.750%, 3/15/26§	409,000	396,358
5.000%, 9/15/29	177,000	167,106
Univision Communications, Inc. 7.375%, 6/30/30§	353,000	336,603
Videotron Ltd. 3.625%, 6/15/29§	175,000	147,436
VZ Secured Financing BV 5.000%, 1/15/32§	530,000	425,987
Ziggo Bond Co. BV 6.000%, 1/15/27§	348,000	323,139

		5,357,889

Wireless Telecommunication Services (0.4%)
Sprint LLC 7.875%, 9/15/23	214,000	217,158
7.625%, 3/1/26	160,000	168,016
T-Mobile USA, Inc. 5.650%, 1/15/53	2,675,000	2,632,430
Vmed O2 UK Financing I plc 4.750%, 7/15/31§	200,000	163,000

		3,180,604

Total Communication Services		20,198,337

Consumer Discretionary (4.1%)
Auto Components (0.2%)
Aptiv plc 3.250%, 3/1/32	910,000	749,891
3.100%, 12/1/51	260,000	154,791
Denso Corp. 1.239%, 9/16/26§	565,000	491,803
Icahn Enterprises LP 6.375%, 12/15/25	195,000	189,170

		1,585,655

Automobiles (1.0%)
Ford Motor Co. 6.625%, 10/1/28	241,000	239,192
General Motors Co. 5.600%, 10/15/32	3,810,000	3,557,180
5.200%, 4/1/45	2,030,000	1,652,416
Hyundai Capital America 0.875%, 6/14/24§	270,000	251,906
2.100%, 9/15/28§	285,000	235,087
Kia Corp. 1.000%, 4/16/24§	200,000	188,316
Mercedes-Benz Finance North America LLC 3.350%, 2/22/23§	245,000	244,090
Stellantis Finance US, Inc. 6.375%, 9/12/32§	455,000	450,036

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Volkswagen Group of America Finance LLC 3.350%, 5/13/25§	$315,000	$300,728
4.350%, 6/8/27§	505,000	484,211

		7,603,162

Distributors (0.1%)
Ferguson Finance plc 4.650%, 4/20/32§	375,000	345,919
Univar Solutions USA, Inc. 5.125%, 12/1/27§	171,000	161,901

		507,820

Diversified Consumer Services (0.0%)†
GEMS MENASA Cayman Ltd. 7.125%, 7/31/26§	200,000	191,162

Hotels, Restaurants & Leisure (1.1%)
1011778 BC ULC 5.750%, 4/15/25§	220,000	219,242
3.875%, 1/15/28§	136,000	122,570
Caesars Entertainment, Inc. 6.250%, 7/1/25§	456,000	444,322
4.625%, 10/15/29§	207,000	168,162
Carnival Corp. 6.000%, 5/1/29§	355,000	234,300
CDI Escrow Issuer, Inc. 5.750%, 4/1/30§	357,000	321,129
CEC Entertainment LLC 6.750%, 5/1/26§	185,000	171,588
Churchill Downs, Inc. 5.500%, 4/1/27§	246,000	235,545
Dave & Buster’s, Inc. 7.625%, 11/1/25§	414,000	416,070
Expedia Group, Inc. 6.250%, 5/1/25§	290,000	292,179
Hilton Domestic Operating Co., Inc. 5.750%, 5/1/28§	383,000	371,989
3.625%, 2/15/32§	489,000	389,498
IRB Holding Corp. 7.000%, 6/15/25§	253,000	252,368
Life Time, Inc. 5.750%, 1/15/26§	296,000	274,688
MajorDrive Holdings IV LLC 6.375%, 6/1/29§	293,000	216,820
Royal Caribbean Cruises Ltd. 5.375%, 7/15/27§	431,000	350,726
11.625%, 8/15/27§	210,000	211,107
Scientific Games Holdings LP 6.625%, 3/1/30§	267,000	225,535
Starbucks Corp. 2.550%, 11/15/30	2,060,000	1,739,048
Station Casinos LLC 4.500%, 2/15/28§	488,000	423,403
4.625%, 12/1/31§	281,000	225,536
Vail Resorts, Inc. 6.250%, 5/15/25§	118,000	118,295
Wyndham Hotels & Resorts, Inc. 4.375%, 8/15/28§	352,000	315,814
Yum! Brands, Inc. 5.375%, 4/1/32	439,000	405,509

		8,145,443

Household Durables (0.1%)
CD&R Smokey Buyer, Inc. 6.750%, 7/15/25§	603,000	515,565
M.D.C. Holdings, Inc. 3.966%, 8/6/61	485,000	277,662
Newell Brands, Inc. 6.625%, 9/15/29	332,000	327,850

		1,121,077

Internet & Direct Marketing Retail (0.4%)
Amazon.com, Inc. 4.650%, 12/1/29	1,060,000	1,048,708
eBay, Inc. 5.950%, 11/22/27	430,000	441,770
Getty Images, Inc. 9.750%, 3/1/27§	780,000	768,416
Photo Holdings Merger Sub, Inc. 8.500%, 10/1/26§	486,000	277,615
Prosus NV 4.987%, 1/19/52§	275,000	200,750

		2,737,259

Leisure Products (0.2%)
Brunswick Corp. 0.850%, 8/18/24	780,000	720,873
4.400%, 9/15/32	330,000	279,061
Mattel, Inc. 3.750%, 4/1/29§	143,000	125,103

		1,125,037

Multiline Retail (0.0%)†
K2016470219 South Africa Ltd. 3.000%, 12/1/26§(h)	245,575	102

Specialty Retail (1.0%)
Asbury Automotive Group, Inc. 4.750%, 3/1/30	102,000	85,231
5.000%, 2/15/32§	266,000	218,200
AutoNation, Inc. 3.500%, 11/15/24	170,000	163,231
Dick’s Sporting Goods, Inc. 4.100%, 1/15/52	365,000	237,153
eG Global Finance plc 8.500%, 10/30/25§	220,000	204,820
LBM Acquisition LLC 6.250%, 1/15/29§	374,000	238,892
LCM Investments Holdings II LLC 4.875%, 5/1/29§	250,000	200,313
Lowe’s Cos., Inc. 5.625%, 4/15/53	5,096,000	4,827,176
Sonic Automotive, Inc. 4.875%, 11/15/31§	237,000	184,268
Specialty Building Products Holdings LLC 6.375%, 9/30/26§	721,000	578,581
SRS Distribution, Inc. 4.625%, 7/1/28§	232,000	205,900
6.000%, 12/1/29§	312,000	248,040
White Cap Buyer LLC 6.875%, 10/15/28§	337,000	291,505

		7,683,310

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Textiles, Apparel & Luxury Goods (0.0%)†
Crocs, Inc. 4.125%, 8/15/31§	$212,000	$171,190
Tapestry, Inc. 3.050%, 3/15/32	155,000	121,368

		292,558

Total Consumer Discretionary		30,992,585

Consumer Staples (1.1%)
Beverages (0.1%)
Coca-Cola Europacific Partners plc 0.800%, 5/3/24§	505,000	474,650
Primo Water Holdings, Inc. 4.375%, 4/30/29§	233,000	202,127

		676,777

Food & Staples Retailing (0.3%)
Performance Food Group, Inc. 6.875%, 5/1/25§	231,000	230,933
5.500%, 10/15/27§	115,000	108,875
United Natural Foods, Inc. 6.750%, 10/15/28§	300,000	287,250
US Foods, Inc. 6.250%, 4/15/25§	305,000	301,611
4.625%, 6/1/30§	297,000	258,390
Walgreens Boots Alliance, Inc. 0.950%, 11/17/23	770,000	743,545

		1,930,604

Food Products (0.4%)
B&G Foods, Inc. 5.250%, 4/1/25	218,000	189,115
JBS USA LUX SA 5.750%, 4/1/33§	350,000	332,219
6.500%, 12/1/52§	665,000	637,779
Kraft Heinz Foods Co. 4.375%, 6/1/46	255,000	207,950
Mondelez International Holdings Netherlands BV 2.250%, 9/19/24§	240,000	228,121
Post Holdings, Inc. 5.750%, 3/1/27§	117,000	112,905
4.625%, 4/15/30§	137,000	117,841
4.500%, 9/15/31§	461,000	389,545
Sigma Holdco BV 7.875%, 5/15/26§	419,000	295,395
Simmons Foods, Inc. 4.625%, 3/1/29§	605,000	494,587
Viterra Finance BV 2.000%, 4/21/26§	225,000	193,762

		3,199,219

Household Products (0.1%)
Central Garden & Pet Co. 4.125%, 10/15/30	76,000	61,940
Energizer Holdings, Inc. 4.750%, 6/15/28§	327,000	282,855
Kronos Acquisition Holdings, Inc. 7.000%, 12/31/27§	67,000	54,940
Spectrum Brands, Inc. 5.750%, 7/15/25	80,000	79,000
5.500%, 7/15/30§	50,000	44,125
3.875%, 3/15/31§	284,000	220,810

		743,670

Personal Products (0.1%)
Herbalife Nutrition Ltd. 7.875%, 9/1/25§	389,000	344,565
Prestige Brands, Inc. 3.750%, 4/1/31§	410,000	335,175

		679,740

Tobacco (0.1%)
BAT Capital Corp. 4.700%, 4/2/27	225,000	216,792
Philip Morris International, Inc. 5.625%, 11/17/29	350,000	355,426
Reynolds American, Inc. 4.850%, 9/15/23	310,000	308,789

		881,007

Total Consumer Staples		8,111,017

Energy (3.2%)
Energy Equipment & Services (0.1%)
Precision Drilling Corp. 7.125%, 1/15/26§	195,000	190,613

Oil, Gas & Consumable Fuels (3.1%)
Aethon United BR LP 8.250%, 2/15/26§	325,000	321,750
Antero Resources Corp. 7.625%, 2/1/29§	63,000	63,584
Ascent Resources Utica Holdings LLC 7.000%, 11/1/26§	356,000	344,875
Blue Racer Midstream LLC 7.625%, 12/15/25§	259,000	257,078
6.625%, 7/15/26§	255,000	247,988
Chevron Corp. 1.141%, 5/11/23	325,000	320,921
Colgate Energy Partners III LLC 5.875%, 7/1/29§	98,000	84,158
Crescent Energy Finance LLC 7.250%, 5/1/26§	308,000	290,675
Crestwood Midstream Partners LP 5.625%, 5/1/27§	140,000	130,375
6.000%, 2/1/29§	509,000	469,553
CrownRock LP 5.625%, 10/15/25§	540,000	519,101
Delek Logistics Partners LP 6.750%, 5/15/25	380,000	365,735
7.125%, 6/1/28§	235,000	210,795
Devon Energy Corp. 7.875%, 9/30/31	580,000	657,391
Diamondback Energy, Inc. 6.250%, 3/15/33	3,370,000	3,425,586
Encino Acquisition Partners Holdings LLC 8.500%, 5/1/28§	249,000	225,967

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Energean Israel Finance Ltd. 5.875%, 3/30/31 (m)	$4,210,000	$3,646,386
Energy Transfer LP 3.600%, 2/1/23	245,000	244,582
5.750%, 2/15/33	250,000	244,393
7.500%, 7/1/38	170,000	183,223
Genesis Energy LP 8.000%, 1/15/27	311,000	292,409
7.750%, 2/1/28	672,000	617,104
Gray Oak Pipeline LLC 2.000%, 9/15/23§	335,000	326,639
Hess Corp. 7.875%, 10/1/29	200,000	219,922
7.300%, 8/15/31	360,000	388,555
Holly Energy Partners LP 6.375%, 4/15/27§	150,000	147,639
5.000%, 2/1/28§	255,000	233,644
Kinder Morgan Energy Partners LP 4.150%, 2/1/24	225,000	222,031
Kinetik Holdings LP 5.875%, 6/15/30§	423,000	396,682
MPLX LP 4.950%, 3/14/52	220,000	181,251
New Fortress Energy, Inc. 6.750%, 9/15/25§	4,040,000	3,819,578
NuStar Logistics LP 5.750%, 10/1/25	213,000	205,279
6.000%, 6/1/26	165,000	159,844
Occidental Petroleum Corp. 6.625%, 9/1/30	186,000	192,209
6.125%, 1/1/31	93,000	93,895
6.450%, 9/15/36	551,000	562,020
ONEOK, Inc. 7.150%, 1/15/51	120,000	121,562
Pioneer Natural Resources Co. 0.550%, 5/15/23	265,000	260,689
Plains All American Pipeline LP 2.850%, 1/31/23	335,000	334,486
Rockcliff Energy II LLC 5.500%, 10/15/29§	133,000	121,363
Sanchez Energy Corp. 6.125%, 1/15/23 (h)	57,000	784
Southwestern Energy Co. 7.750%, 10/1/27	204,000	208,529
4.750%, 2/1/32	252,000	215,356
Summit Midstream Holdings LLC 8.500%, 10/15/26§	488,000	462,087
Sunoco LP 4.500%, 4/30/30	637,000	552,948
Var Energi ASA 8.000%, 11/15/32§	435,000	449,778
Williams Cos., Inc. (The) 5.300%, 8/15/52	325,000	291,343

		23,331,742

Total Energy		23,522,355

Financials (13.2%)
Banks (6.8%)
ABN AMRO Bank NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.470%, 12/13/29 (k)§	400,000	324,215
AIB Group plc
(SOFR + 3.46%), 7.583%, 10/14/26 (k)§	895,000	912,782
ANZ New Zealand Int’l Ltd. 2.166%, 2/18/25§	455,000	427,169
ASB Bank Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.25%), 5.284%, 6/17/32 (k)§	485,000	456,120
Bank of America Corp.
(SOFR + 1.33%), 3.384%, 4/2/26 (k)	730,000	697,349
(SOFR + 1.99%), 6.204%, 11/10/28 (k)	855,000	880,748
(ICE LIBOR USD 3 Month + 3.15%), 4.083%, 3/20/51 (k)	8,730,000	6,930,396
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26 (k)§	365,000	362,400
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.029%, 9/30/27 (k)§	1,105,000	930,297
Bank of Montreal
Series H 4.700%, 9/14/27	890,000	880,575
Bank of New Zealand 2.000%, 2/21/25§	250,000	233,740
2.285%, 1/27/27§	605,000	538,382
Banque Federative du Credit Mutuel SA 2.375%, 11/21/24§	240,000	227,226
4.753%, 7/13/27§	680,000	661,612
Barclays plc
(ICE LIBOR USD 3 Month + 1.61%), 3.932%, 5/7/25 (k)	240,000	233,102
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 5.501%, 8/9/28 (k)	470,000	457,246
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.437%, 11/2/33 (k)	875,000	916,962
BNP Paribas SA
(SOFR + 1.22%), 2.159%, 9/15/29 (k)§	540,000	441,197
Canadian Imperial Bank of Commerce 3.945%, 8/4/25	890,000	870,001

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Citigroup, Inc.
(SOFR + 1.67%), 1.678%, 5/15/24 (k)	$675,000	$665,672
(SOFR + 0.67%), 0.981%, 5/1/25 (k)	115,000	107,798
(SOFR + 1.94%), 3.785%, 3/17/33 (k)	2,920,000	2,509,490
Citizens Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 5.641%, 5/21/37 (k)	690,000	642,976
Comerica Bank 2.500%, 7/23/24	250,000	240,060
Cooperatieve Rabobank UA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.980%, 12/15/27 (k)§	510,000	443,328
Credit Agricole SA
(SOFR + 1.68%), 1.907%, 6/16/26 (k)§	590,000	538,356
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.976%, 9/10/25 (k)§	1,435,000	1,313,099
DNB Bank ASA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.127%, 9/16/26 (k)§	350,000	308,915
(United States SOFR Compounded Index + 1.95%), 5.896%, 10/9/26 (k)§	1,280,000	1,279,555
Fifth Third Bancorp
(SOFR + 2.19%), 6.361%, 10/27/28 (k)	995,000	1,027,563
HSBC Bank Canada 0.950%, 5/14/23§	350,000	345,037
HSBC Holdings plc
(SOFR + 2.61%), 5.210%, 8/11/28 (k)	465,000	449,354
(SOFR + 4.25%), 8.113%, 11/3/33 (k)	865,000	919,714
Huntington National Bank (The) 5.650%, 1/10/30	900,000	911,219
Intesa Sanpaolo SpA 7.000%, 11/21/25§	445,000	453,515
JPMorgan Chase & Co.
(SOFR + 1.07%), 5.546%, 12/15/25 (k)	1,530,000	1,527,751
(SOFR + 2.08%), 4.912%, 7/25/33 (k)	3,710,000	3,513,557
(SOFR + 1.58%), 3.328%, 4/22/52 (k)	745,000	507,125
KeyBank NA 5.850%, 11/15/27	1,110,000	1,141,259
Mitsubishi UFJ Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.354%, 9/13/28 (k)	255,000	252,970
National Bank of Canada 0.750%, 8/6/24	1,580,000	1,471,169
National Securities Clearing Corp. 5.100%, 11/21/27§	640,000	644,665
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.472%, 11/10/26 (k)	620,000	649,849
NatWest Markets plc 2.375%, 5/21/23§	350,000	345,398
Nordea Bank Abp 1.500%, 9/30/26§	1,105,000	956,650
PNC Financial Services Group, Inc. (The)
(SOFR + 1.62%), 5.354%, 12/2/28 (k)	725,000	730,184
(United States SOFR Compounded Index + 2.14%), 6.037%, 10/28/33 (k)	295,000	309,481
Royal Bank of Canada 6.000%, 11/1/27	835,000	870,482
Santander Holdings USA, Inc. 3.450%, 6/2/25	495,000	471,202
Santander UK Group Holdings plc
(SOFR + 2.75%), 6.833%, 11/21/26 (k)	900,000	912,486
Societe Generale SA 2.625%, 1/22/25§	240,000	225,026
Standard Chartered plc 3.950%, 1/11/23§	325,000	324,845
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.10%), 7.776%, 11/16/25 (k)§	440,000	454,522
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.18%), 2.608%, 1/12/28 (k)§	260,000	225,960
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.678%, 6/29/32 (k)§	375,000	283,320
Sumitomo Mitsui Financial Group, Inc. 1.902%, 9/17/28	795,000	654,786
Sumitomo Mitsui Trust Bank Ltd. 0.850%, 3/25/24§	320,000	302,933
2.550%, 3/10/25§	365,000	343,646
Swedbank AB 5.337%, 9/20/27§	800,000	793,373
Truist Financial Corp.
(SOFR + 0.86%), 1.887%, 6/7/29 (k)	130,000	109,551

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
(SOFR + 2.24%), 4.916%, 7/28/33 (k)	$330,000	$310,117
UniCredit SpA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.569%, 9/22/26 (k)§	350,000	310,545
US Bancorp
(SOFR + 2.11%), 4.967%, 7/22/33 (k)	305,000	290,437
(SOFR + 2.09%), 5.850%, 10/21/33 (k)	265,000	276,055
Wells Fargo & Co.
(SOFR + 1.56%), 4.540%, 8/15/26 (k)	895,000	875,812
Westpac Banking Corp. 5.457%, 11/18/27	1,085,000	1,110,988
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.68%), 5.405%, 8/10/33 (k)	700,000	655,951

		51,389,265

Capital Markets (2.3%)
Ares Capital Corp. 4.250%, 3/1/25	695,000	659,122
2.875%, 6/15/28	475,000	382,321
Ares Finance Co. IV LLC 3.650%, 2/1/52§	460,000	284,179
Aretec Escrow Issuer, Inc. 7.500%, 4/1/29§	171,000	141,075
Bain Capital Specialty Finance, Inc. 2.550%, 10/13/26	450,000	370,411
Bank of New York Mellon Corp. (The) 1.050%, 10/15/26	310,000	269,474
Barings BDC, Inc. 3.300%, 11/23/26	170,000	145,341
Blackstone Holdings Finance Co. LLC 5.900%, 11/3/27§	500,000	505,291
Blackstone Private Credit Fund 2.625%, 12/15/26	1,105,000	914,390
Blackstone Secured Lending Fund 2.850%, 9/30/28	480,000	373,085
Blue Owl Finance LLC 4.375%, 2/15/32§	490,000	389,414
Credit Suisse AG 5.000%, 7/9/27	995,000	907,709
Credit Suisse Group AG
(SOFR + 3.70%), 6.442%, 8/11/28 (k)§	990,000	903,181
Deutsche Bank AG
(SOFR + 3.19%), 6.119%, 7/14/26 (k)	350,000	348,452
5.371%, 9/9/27	655,000	660,307
FS KKR Capital Corp. 3.125%, 10/12/28	545,000	437,612
Goldman Sachs Group, Inc. (The) 5.700%, 11/1/24	510,000	516,406
(SOFR + 0.91%), 1.948%, 10/21/27 (k)	390,000	341,191
Golub Capital BDC, Inc. 2.500%, 8/24/26	3,605,000	3,080,430
Hercules Capital, Inc. 3.375%, 1/20/27	610,000	522,682
KKR Group Finance Co. XII LLC 4.850%, 5/17/32§	165,000	154,848
Macquarie Group Ltd.
(SOFR + 2.87%), 5.491%, 11/9/33 (k)§	315,000	298,317
Main Street Capital Corp. 3.000%, 7/14/26	615,000	532,700
Morgan Stanley Direct Lending Fund 4.500%, 2/11/27	340,000	312,649
Nomura Holdings, Inc. 2.329%, 1/22/27	1,100,000	966,991
Owl Rock Capital Corp. 3.750%, 7/22/25	260,000	240,681
OWL Rock Core Income Corp. 5.500%, 3/21/25	395,000	382,995
7.750%, 9/16/27§	120,000	119,389
Owl Rock Technology Finance Corp. 4.750%, 12/15/25§	820,000	746,608
State Street Corp.
(SOFR + 1.72%), 5.820%, 11/4/28 (k)	215,000	222,447
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.703%, 8/5/27 (k)§	955,000	924,844

		17,054,542

Consumer Finance (1.2%)
AerCap Ireland Capital DAC 3.150%, 2/15/24	155,000	149,904
Ally Financial, Inc. 4.750%, 6/9/27	730,000	681,671
7.100%, 11/15/27	610,000	621,761
American Express Co. 5.850%, 11/5/27	470,000	488,074
(SOFR + 1.76%), 4.420%, 8/3/33 (k)	665,000	627,394
American Honda Finance Corp. 2.250%, 1/12/29	230,000	198,355
Avolon Holdings Funding Ltd. 5.500%, 1/15/26§	390,000	369,824
Bread Financial Holdings, Inc. 4.750%, 12/15/24§	420,000	370,650
7.000%, 1/15/26§	294,000	263,130
Capital One Financial Corp.
(SOFR + 0.69%), 1.343%, 12/6/24 (k)	575,000	550,310
(SOFR + 1.34%), 2.359%, 7/29/32 (k)	245,000	176,539

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
(SOFR + 1.27%), 2.618%, 11/2/32 (k)	$140,000	$107,698
Curo Group Holdings Corp. 7.500%, 8/1/28§	449,000	208,359
Ford Motor Credit Co. LLC 4.000%, 11/13/30	410,000	336,106
General Motors Financial Co., Inc. 6.050%, 10/10/25	1,075,000	1,093,421
Hyundai Capital Services, Inc. 3.750%, 3/5/23§	325,000	324,048
2.125%, 4/24/25§	270,000	246,847
John Deere Capital Corp. 4.150%, 9/15/27	355,000	348,930
Synchrony Financial 4.875%, 6/13/25	800,000	780,624
Toyota Motor Credit Corp. 5.450%, 11/10/27	865,000	887,804

		8,831,449

Diversified Financial Services (0.5%)
Antares Holdings LP 3.750%, 7/15/27§	625,000	510,806
Armor Holdco, Inc. 8.500%, 11/15/29§	206,000	154,757
Corebridge Global Funding 0.650%, 6/17/24§	460,000	431,391
Element Fleet Management Corp. 3.850%, 6/15/25§	110,000	104,234
Jackson Financial, Inc. 4.000%, 11/23/51	230,000	147,310
LSEGA Financing plc 0.650%, 4/6/24§	865,000	814,292
National Rural Utilities Cooperative Finance Corp. 1.650%, 6/15/31	70,000	53,441
ORIX Corp. 3.250%, 12/4/24	230,000	221,640
Shift4 Payments LLC 4.625%, 11/1/26§	478,000	448,722
Synchrony Bank 5.400%, 8/22/25	465,000	461,684
Verscend Escrow Corp. 9.750%, 8/15/26§	581,000	569,212

		3,917,489

Insurance (1.9%)
Alliant Holdings Intermediate LLC 6.750%, 10/15/27§	434,000	389,802
AmWINS Group, Inc. 4.875%, 6/30/29§	222,000	189,810
Arthur J Gallagher & Co. 3.050%, 3/9/52	525,000	326,545
Assurant, Inc. 4.200%, 9/27/23	128,000	126,746
Athene Holding Ltd. 6.650%, 2/1/33	750,000	744,987
Brighthouse Financial Global Funding 0.600%, 6/28/23§	560,000	546,194
1.200%, 12/15/23§	335,000	322,657
1.750%, 1/13/25§	85,000	78,374
CNO Global Funding 2.650%, 1/6/29§	775,000	662,285
Everest Reinsurance Holdings, Inc. 3.125%, 10/15/52	785,000	492,672
F&G Global Funding 5.150%, 7/7/25§	485,000	475,198
2.000%, 9/20/28§	520,000	425,362
Fairfax Financial Holdings Ltd. 5.625%, 8/16/32§	205,000	191,079
GA Global Funding Trust 1.250%, 12/8/23§	255,000	244,164
2.250%, 1/6/27§	775,000	682,808
Great-West Lifeco US Finance 2020 LP 0.904%, 8/12/25§	160,000	142,408
Hill City Funding Trust 4.046%, 8/15/41§	350,000	241,700
HUB International Ltd. 7.000%, 5/1/26§	822,000	803,957
Jackson National Life Global Funding 1.750%, 1/12/25§	750,000	695,389
Marsh & McLennan Cos., Inc. 2.250%, 11/15/30	300,000	245,477
MassMutual Global Funding II 5.050%, 12/7/27§	960,000	963,821
Met Tower Global Funding 0.700%, 4/5/24§	860,000	813,751
Metropolitan Life Global Funding I 0.700%, 9/27/24§	710,000	658,063
Principal Life Global Funding II 0.750%, 4/12/24§	550,000	519,772
Protective Life Global Funding 0.502%, 4/12/23§	860,000	848,885
0.781%, 7/5/24§	630,000	588,339
4.714%, 7/6/27§	660,000	639,979
Reliance Standard Life Global Funding II 3.850%, 9/19/23§	150,000	148,806
RGA Global Funding 2.700%, 1/18/29§	590,000	505,553
Trustage Financial Group, Inc. 4.625%, 4/15/32§	290,000	251,296

		13,965,879

Thrifts & Mortgage Finance (0.5%)
Freedom Mortgage Corp. 8.250%, 4/15/25§	491,000	443,235
7.625%, 5/1/26§	2,260,000	1,909,700
6.625%, 1/15/27§	218,000	169,844
Nationwide Building Society 4.850%, 7/27/27§	610,000	593,995
PHH Mortgage Corp. 7.875%, 3/15/26§	185,000	164,342

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Rocket Mortgage LLC 2.875%, 10/15/26§	$189,000	$162,782
United Wholesale Mortgage LLC 5.500%, 4/15/29§	729,000	579,992

		4,023,890

Total Financials		99,182,514

Health Care (1.2%)
Biotechnology (0.0%)†
Grifols Escrow Issuer SA 4.750%, 10/15/28§	410,000	354,023

Health Care Equipment & Supplies (0.2%)
Garden Spinco Corp. 8.625%, 7/20/30§	219,000	232,140
GE HealthCare Technologies, Inc. 5.550%, 11/15/24§	620,000	622,500
Medline Borrower LP 3.875%, 4/1/29§	290,000	233,000
5.250%, 10/1/29§	378,000	299,694
Varex Imaging Corp. 7.875%, 10/15/27§	374,000	368,390

		1,755,724

Health Care Providers & Services (0.5%)
AdaptHealth LLC 6.125%, 8/1/28§	229,000	212,398
5.125%, 3/1/30§	250,000	212,210
Aetna, Inc. 2.800%, 6/15/23	325,000	321,566
AmerisourceBergen Corp. 0.737%, 3/15/23	191,000	189,457
CVS Health Corp. 4.300%, 3/25/28	38,000	36,732
HCA, Inc. 7.690%, 6/15/25	180,000	188,325
HealthEquity, Inc. 4.500%, 10/1/29§	602,000	534,961
Humana, Inc. 0.650%, 8/3/23	1,100,000	1,070,175
McKesson Corp. 1.300%, 8/15/26	245,000	215,459
Tenet Healthcare Corp. 4.875%, 1/1/26§	435,000	409,183
6.125%, 6/15/30§	220,000	208,219
US Acute Care Solutions LLC 6.375%, 3/1/26§	359,000	315,920

		3,914,605

Health Care Technology (0.0%)†
IQVIA, Inc. 5.000%, 10/15/26§	200,000	191,000

Life Sciences Tools & Services (0.1%)
Illumina, Inc. 5.750%, 12/13/27	395,000	398,041

Pharmaceuticals (0.4%)
1375209 BC Ltd. 9.000%, 1/30/28§	99,000	96,154
Bausch Health Cos., Inc. 5.500%, 11/1/25§	493,000	419,193
11.000%, 9/30/28§	206,000	161,502
Bayer US Finance II LLC 3.375%, 7/15/24§	170,000	164,940
Catalent Pharma Solutions, Inc. 5.000%, 7/15/27§	484,000	450,672
3.500%, 4/1/30§	295,000	232,902
Cheplapharm Arzneimittel GmbH 5.500%, 1/15/28§	405,000	337,405
Johnson & Johnson 3.400%, 1/15/38	405,000	348,225
Organon & Co. 5.125%, 4/30/31§	200,000	172,868
P&L Development LLC 7.750%, 11/15/25§	277,000	222,985

		2,606,846

Total Health Care		9,220,239

Industrials (2.2%)
Aerospace & Defense (0.2%)
Huntington Ingalls Industries, Inc. 0.670%, 8/16/23	1,525,000	1,482,191
Rolls-Royce plc 5.750%, 10/15/27§	200,000	190,500

		1,672,691

Building Products (0.3%)
Advanced Drainage Systems, Inc. 6.375%, 6/15/30§	44,000	42,240
Camelot Return Merger Sub, Inc. 8.750%, 8/1/28§	181,000	164,483
CP Atlas Buyer, Inc. 7.000%, 12/1/28§	272,000	202,640
Fortune Brands Innovations, Inc. 4.500%, 3/25/52	580,000	439,281
JELD-WEN, Inc. 6.250%, 5/15/25§	207,000	193,545
New Enterprise Stone & Lime Co., Inc. 5.250%, 7/15/28§	232,000	205,320
Standard Industries, Inc. 4.375%, 7/15/30§	278,000	225,875
Summit Materials LLC 5.250%, 1/15/29§	316,000	293,580

		1,766,964

Commercial Services & Supplies (0.6%)
ACCO Brands Corp. 4.250%, 3/15/29§	255,000	209,738
ADT Security Corp. (The) 4.125%, 6/15/23	136,000	134,300
4.875%, 7/15/32§	405,000	344,250
Allied Universal Holdco LLC 6.625%, 7/15/26§	612,000	560,745
9.750%, 7/15/27§	474,000	410,010

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
6.000%, 6/1/29§	$48,000	$34,920
Aramark Services, Inc. 5.000%, 4/1/25§	360,000	350,550
6.375%, 5/1/25§	304,000	300,738
Cimpress plc 7.000%, 6/15/26§	150,000	104,063
Garda World Security Corp. 9.500%, 11/1/27§	710,000	674,500
6.000%, 6/1/29§	405,000	329,062
GFL Environmental, Inc. 5.125%, 12/15/26§	296,000	282,680
KAR Auction Services, Inc. 5.125%, 6/1/25§	220,000	215,050
Madison IAQ LLC 5.875%, 6/30/29§	125,000	85,625
Matthews International Corp. 5.250%, 12/1/25§	567,000	533,228
Neptune Bidco US, Inc. 9.290%, 4/15/29§	120,000	113,100

		4,682,559

Construction & Engineering (0.1%)
Dycom Industries, Inc. 4.500%, 4/15/29§	393,000	342,898
Pike Corp. 5.500%, 9/1/28§	422,000	368,195
Weekley Homes LLC 4.875%, 9/15/28§	196,000	164,310

		875,403

Industrial Conglomerates (0.1%)
Honeywell International, Inc. 5.000%, 2/15/33	305,000	309,441

Machinery (0.2%)
ATS Corp. 4.125%, 12/15/28§	288,000	250,200
Chart Industries, Inc. 7.500%, 1/1/30§	247,000	248,062
CNH Industrial Capital LLC 3.950%, 5/23/25	795,000	771,721
Komatsu Finance America, Inc. 5.499%, 10/6/27§	385,000	391,665

		1,661,648

Professional Services (0.1%)
Dun & Bradstreet Corp. (The) 5.000%, 12/15/29§	315,000	270,944
Science Applications International Corp. 4.875%, 4/1/28§	261,000	239,468

		510,412

Road & Rail (0.3%)
NESCO Holdings II, Inc. 5.500%, 4/15/29§	453,000	397,507
Ryder System, Inc. 3.350%, 9/1/25	160,000	151,365
Triton Container International Ltd. 0.800%, 8/1/23§	790,000	763,091
Watco Cos. LLC 6.500%, 6/15/27§	836,000	794,200
Williams Scotsman International, Inc. 6.125%, 6/15/25§	16,000	15,840
XPO Escrow Sub LLC 7.500%, 11/15/27§	309,000	312,450

		2,434,453

Trading Companies & Distributors (0.3%)
Air Lease Corp. 1.875%, 8/15/26	300,000	261,409
5.850%, 12/15/27	755,000	755,035
Aircastle Ltd. 2.850%, 1/26/28§	450,000	368,894
Aviation Capital Group LLC 3.875%, 5/1/23§	325,000	321,801
WESCO Distribution, Inc. 7.125%, 6/15/25§	60,000	60,750
7.250%, 6/15/28§	480,000	482,400

		2,250,289

Total Industrials		16,163,860

Information Technology (2.5%)
Communications Equipment (0.2%)
CommScope Technologies LLC 6.000%, 6/15/25§	267,000	243,042
CommScope, Inc. 6.000%, 3/1/26§	479,000	441,734
8.250%, 3/1/27§	287,000	224,098
4.750%, 9/1/29§	436,000	348,800

		1,257,674

Electronic Equipment, Instruments & Components (0.2%)
Avnet, Inc. 5.500%, 6/1/32	275,000	254,447
CDW LLC 3.276%, 12/1/28	725,000	617,700
Coherent Corp. 5.000%, 12/15/29§	181,000	158,375
Flex Ltd. 6.000%, 1/15/28	370,000	369,408
4.875%, 6/15/29	50,000	47,078
Likewize Corp. 9.750%, 10/15/25§	249,000	231,259
Sensata Technologies, Inc. 3.750%, 2/15/31§	228,000	188,670

		1,866,937

IT Services (0.3%)
Ahead DB Holdings LLC 6.625%, 5/1/28§	185,000	148,694
Black Knight InfoServ LLC 3.625%, 9/1/28§	172,000	148,866
DXC Technology Co. 2.375%, 9/15/28	790,000	663,805
Fidelity National Information Services, Inc. 5.625%, 7/15/52	340,000	315,732

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
Global Payments, Inc. 1.500%, 11/15/24	$450,000	$418,159
ION Trading Technologies Sarl 5.750%, 5/15/28§	200,000	167,500
Northwest Fiber LLC 6.000%, 2/15/28§	141,000	108,746
Presidio Holdings, Inc. 8.250%, 2/1/28§	74,000	68,598
Unisys Corp. 6.875%, 11/1/27§	410,000	313,486
Western Union Co. (The) 1.350%, 3/15/26	175,000	153,418

		2,507,004

Semiconductors & Semiconductor Equipment (0.3%)
Broadcom, Inc. 4.000%, 4/15/29§	375,000	340,841
Marvell Technology, Inc. 4.200%, 6/22/23	165,000	164,084
Microchip Technology, Inc. 2.670%, 9/1/23	115,000	112,683
Micron Technology, Inc. 6.750%, 11/1/29	655,000	666,644
Qorvo, Inc. 1.750%, 12/15/24§	165,000	150,769
QUALCOMM, Inc. 5.400%, 5/20/33	620,000	644,526
4.500%, 5/20/52	350,000	308,892

		2,388,439

Software (1.2%)
ACI Worldwide, Inc. 5.750%, 8/15/26§	373,000	359,013
AthenaHealth Group, Inc. 6.500%, 2/15/30§	508,000	374,650
Boxer Parent Co., Inc. 7.125%, 10/2/25§	300,000	293,352
Camelot Finance SA 4.500%, 11/1/26§	504,000	471,240
Central Parent, Inc. 7.250%, 6/15/29§	218,000	213,640
Clarivate Science Holdings Corp. 4.875%, 7/1/29§	614,000	522,115
Cloud Software Group Holdings, Inc. 6.500%, 3/31/29§	194,000	164,671
Condor Merger Sub, Inc. 7.375%, 2/15/30§	528,000	425,040
Gen Digital, Inc. 5.000%, 4/15/25§	322,000	313,950
7.125%, 9/30/30§	267,000	262,132
GoTo Group, Inc. 5.500%, 9/1/27§	331,000	177,876
Helios Software Holdings, Inc. 4.625%, 5/1/28§	334,000	252,587
Infor, Inc. 1.450%, 7/15/23§	80,000	78,095
NCR Corp. 5.000%, 10/1/28§	342,000	292,567
5.125%, 4/15/29§	501,000	419,222
Open Text Corp. 6.900%, 12/1/27§	330,000	332,475
Open Text Holdings, Inc. 4.125%, 12/1/31§	526,000	408,549
Oracle Corp. 5.800%, 11/10/25	75,000	76,626
3.850%, 7/15/36	170,000	139,672
Rocket Software, Inc. 6.500%, 2/15/29§	477,000	376,735
SS&C Technologies, Inc. 5.500%, 9/30/27§	885,000	833,759
VMware, Inc. 0.600%, 8/15/23	1,500,000	1,455,975
ZoomInfo Technologies LLC 3.875%, 2/1/29§	883,000	743,928

		8,987,869

Technology Hardware, Storage & Peripherals (0.3%)
Dell International LLC 3.375%, 12/15/41§	2,750,000	1,865,935
Western Digital Corp. 3.100%, 2/1/32	65,000	46,840

		1,912,775

Total Information Technology		18,920,698

Materials (2.0%)
Chemicals (0.7%)
Avient Corp. 5.750%, 5/15/25§	150,000	146,723
7.125%, 8/1/30§	283,000	278,581
Axalta Coating Systems LLC 4.750%, 6/15/27§	300,000	276,750
Cabot Corp. 5.000%, 6/30/32	360,000	334,557
Diamond BC BV 4.625%, 10/1/29§	79,000	63,398
Ecolab, Inc. 5.250%, 1/15/28	375,000	382,179
HB Fuller Co. 4.250%, 10/15/28	308,000	272,580
Illuminate Buyer LLC 9.000%, 7/1/28§	822,000	687,397
INEOS Quattro Finance 2 plc 3.375%, 1/15/26§	200,000	180,000
LSF11 A5 HoldCo LLC 6.625%, 10/15/29§	244,000	200,826
Minerals Technologies, Inc. 5.000%, 7/1/28§	459,000	413,100
NOVA Chemicals Corp. 4.875%, 6/1/24§	148,000	143,005
Nufarm Australia Ltd. 5.000%, 1/27/30§	263,000	229,467
Nutrien Ltd. 5.900%, 11/7/24	280,000	283,492
Olin Corp. 5.625%, 8/1/29	298,000	282,787
Olympus Water US Holding Corp. 4.250%, 10/1/28§	402,000	323,730
6.250%, 10/1/29§	200,000	152,000

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
WR Grace Holdings LLC 5.625%, 8/15/29§	$529,000	$426,385

		5,076,957

Containers & Packaging (0.7%)
Amcor Flexibles North America, Inc. 4.000%, 5/17/25	280,000	271,859
ARD Finance SA 6.500%, 6/30/27 PIK§	410,000	282,885
Ardagh Metal Packaging Finance USA LLC 4.000%, 9/1/29§	210,000	165,900
Ardagh Packaging Finance plc 4.125%, 8/15/26§	400,000	345,240
5.250%, 8/15/27§	200,000	150,068
Ball Corp. 6.875%, 3/15/28	296,000	303,501
Clydesdale Acquisition Holdings, Inc. 8.750%, 4/15/30§	324,000	278,640
Crown Americas LLC 5.250%, 4/1/30§	432,000	408,464
Intelligent Packaging Ltd. Finco, Inc. 6.000%, 9/15/28§	371,000	296,336
LABL, Inc. 6.750%, 7/15/26§	298,000	280,865
10.500%, 7/15/27§	522,000	476,325
5.875%, 11/1/28§	189,000	164,434
Mauser Packaging Solutions Holding Co. 5.500%, 4/15/24§	539,000	523,504
7.250%, 4/15/25§	954,000	881,257
Owens-Brockway Glass Container, Inc. 6.625%, 5/13/27§	276,000	268,065
Trivium Packaging Finance BV 5.500%, 8/15/26 (e)§	450,000	412,875

		5,510,218

Metals & Mining (0.6%)
ArcelorMittal SA 6.550%, 11/29/27	890,000	897,011
First Quantum Minerals Ltd. 7.500%, 4/1/25§	920,000	895,160
Kaiser Aluminum Corp. 4.500%, 6/1/31§	313,000	251,574
Nucor Corp. 3.950%, 5/23/25	330,000	323,007
Southern Copper Corp. 5.250%, 11/8/42	1,750,000	1,667,750

		4,034,502

Total Materials		14,621,677

Real Estate (1.0%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
Boston Properties LP (REIT) 6.750%, 12/1/27	150,000	154,658
Digital Realty Trust LP (REIT) 5.550%, 1/15/28	750,000	753,605
Equinix, Inc. (REIT) 2.500%, 5/15/31	3,408,000	2,746,334
Extra Space Storage LP (REIT) 3.900%, 4/1/29	185,000	167,186
Hudson Pacific Properties LP (REIT) 5.950%, 2/15/28	665,000	618,725
Iron Mountain, Inc. (REIT) 5.000%, 7/15/28§	354,000	318,600
Office Properties Income Trust (REIT) 2.400%, 2/1/27	465,000	348,043
3.450%, 10/15/31	275,000	183,586
Park Intermediate Holdings LLC (REIT) 5.875%, 10/1/28§	283,000	257,236
4.875%, 5/15/29§	400,000	337,240
Piedmont Operating Partnership LP (REIT) 3.150%, 8/15/30	65,000	49,397
VICI Properties LP (REIT) 4.625%, 6/15/25§	248,000	236,887
XHR LP (REIT) 6.375%, 8/15/25§	291,000	283,545
4.875%, 6/1/29§	131,000	108,075

		6,563,117

Real Estate Management & Development (0.1%)
Cushman & Wakefield US Borrower LLC 6.750%, 5/15/28§	328,000	312,548
Greystar Real Estate Partners LLC 5.750%, 12/1/25§	651,000	633,098
Howard Hughes Corp. (The) 4.375%, 2/1/31§	211,000	169,982

		1,115,628

Total Real Estate		7,678,745

Utilities (1.1%)
Electric Utilities (0.5%)
AEP Transmission Co. LLC
Series N 2.750%, 8/15/51	150,000	96,375
American Electric Power Co., Inc. 2.031%, 3/15/24	430,000	413,804
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 3.875%, 2/15/62 (k)	395,000	308,100
Duke Energy Corp. 3.150%, 8/15/27	170,000	157,264
Edison International 4.700%, 8/15/25	950,000	930,166
6.950%, 11/15/29	265,000	277,525
Entergy Corp. 0.900%, 9/15/25	145,000	129,292
Interstate Power & Light Co. 3.100%, 11/30/51	355,000	226,338

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount		Value (Note 1)
New England Power Co. 2.807%, 10/6/50§		$130,000	$80,039
NextEra Energy Capital Holdings, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.55%), 3.800%, 3/15/82 (k)		315,000	251,080
Pacific Gas and Electric Co. 4.950%, 6/8/25		470,000	462,982
Public Service Electric & Gas Co. 2.700%, 5/1/50		40,000	26,008
Southwestern Public Service Co.
Series 8 3.150%, 5/1/50		75,000	52,344
Vistra Operations Co. LLC 5.125%, 5/13/25§		630,000	617,904

			4,029,221

Gas Utilities (0.1%)
Southern California Gas Co. 6.350%, 11/15/52		260,000	288,431
Southwest Gas Corp. 3.180%, 8/15/51		405,000	249,235

			537,666

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The) 3.300%, 7/15/25§		110,000	103,809

Multi-Utilities (0.5%)
Ameren Corp. 1.750%, 3/15/28		90,000	76,173
Dominion Energy, Inc. 5.375%, 11/15/32		1,045,000	1,033,504
DTE Energy Co. 4.220%, 11/1/24 (e)		830,000	814,753
Public Service Enterprise Group, Inc. 5.850%, 11/15/27		620,000	637,967
Puget Energy, Inc. 4.224%, 3/15/32		245,000	216,522
Sempra Energy 3.700%, 4/1/29		255,000	233,834
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.125%, 4/1/52 (k)		505,000	400,213

			3,412,966

Water Utilities (0.0%)†
Solaris Midstream Holdings LLC 7.625%, 4/1/26§		400,000	397,500

Total Utilities			8,481,162

Total Corporate Bonds			257,093,189

Foreign Government Securities (12.5%)
Bonos de la Tesoreria 6.150%, 8/12/32	PEN	122,140,000	28,275,937
Notas do Tesouro Nacional 10.000%, 1/1/33	BRL	61,080,000	10,463,916
Republic of Poland
Series 0432 1.750%, 4/25/32	PLN	102,720,000	15,395,515
Republic of South Africa
Series 2048 8.750%, 2/28/48	ZAR	396,800,000	18,255,219
Titulos de Tesoreria
Series B 7.000%, 3/26/31	COP	126,115,000,000	18,365,367
7.250%, 10/26/50		27,200,000,000	3,175,227

Total Foreign Government Securities			93,931,181

Mortgage-Backed Securities (16.7%)
FHLMC UMBS 4.000%, 6/1/38		$8,197	7,956
4.000%, 8/1/48		115,894	110,786
4.000%, 11/1/48		6,680	6,377
4.000%, 2/1/49		52,639	50,241
4.000%, 7/1/49		248,884	237,079
4.000%, 12/1/49		6,942	6,605
2.500%, 5/1/50		363,751	312,517
2.500%, 6/1/50		391,735	336,315
2.000%, 11/1/50		276,464	227,868
2.500%, 3/1/52		3,884,550	3,305,853
2.500%, 4/1/52		6,095,317	5,185,368
3.000%, 4/1/52		2,886,553	2,543,560
4.000%, 7/1/52		15,283,226	14,375,679
5.500%, 12/1/52		2,982,973	2,995,149
FNMA UMBS 4.000%, 10/1/48		275,160	262,690
3.500%, 8/1/49		2,228,616	2,060,551
3.000%, 7/1/50		1,785,488	1,589,369
3.000%, 8/1/50		842,491	749,162
2.500%, 9/1/50		207,411	177,938
3.500%, 1/1/51		2,860,233	2,643,642
2.000%, 2/1/52		20,757,939	16,992,389
2.000%, 3/1/52		1,179,912	965,872
3.000%, 3/1/52		2,905,372	2,561,050
3.000%, 4/1/52		2,794,838	2,462,742
2.500%, 5/1/52		2,966,757	2,523,860
3.000%, 5/1/52		2,654,124	2,338,749
4.000%, 6/1/52		15,583,874	14,663,344
3.000%, 7/1/52		2,890,829	2,547,327
5.000%, 11/1/52		17,056,110	16,843,429
5.500%, 12/1/52		7,463,088	7,493,552
GNMA 3.500%, 12/20/49		580,886	542,162
5.000%, 10/20/52		4,281,997	4,248,394
5.500%, 10/20/52		13,347,587	13,433,382

Total Mortgage-Backed Securities			124,800,957

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (25.2%)
U.S. Treasury Bonds 1.750%, 8/15/41	$15,960,000	$11,007,513
2.000%, 11/15/41	5,505,000	3,961,755
3.250%, 5/15/42	1,800,000	1,590,080
3.375%, 8/15/42	3,370,000	3,033,317
2.000%, 2/15/50	1,975,000	1,319,547
1.625%, 11/15/50	710,000	427,645
1.875%, 2/15/51	1,270,000	816,606
2.375%, 5/15/51	7,640,000	5,539,590
2.000%, 8/15/51	14,330,000	9,489,183
2.250%, 2/15/52	37,615,000	26,456,777
2.875%, 5/15/52	53,320,000	43,200,419
3.000%, 8/15/52	7,260,000	6,055,808
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield - 0.08%), 4.323%, 4/30/24 (k)	2,020,000	2,015,312
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 4.435%, 7/31/24 (k)	27,730,000	27,685,116
4.375%, 10/31/24	5,255,000	5,241,979
4.125%, 10/31/27	18,430,000	18,524,458
3.875%, 11/30/27	5,500,000	5,478,030
2.750%, 8/15/32	9,520,000	8,694,495
4.125%, 11/15/32	8,060,000	8,246,842

Total U.S. Treasury Obligations		188,784,472

Total Long-Term Debt Securities (96.6%) (Cost $785,837,137)		723,608,446

Total Investments in Securities (96.6%) (Cost $785,837,137)		723,608,446
Other Assets Less Liabilities (3.4%)		25,738,532

Net Assets (100%)		$749,346,978

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2022, the market value of these securities amounted to $150,219,702 or 20.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2022. Maturity date disclosed is the ultimate maturity date.
(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2022.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2022.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2022, the market value or fair value, as applicable, of these securities amounted to $3,646,386 or 0.5% of net assets.

Glossary:

BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
COP	— Colombian Peso
EUR	— European Currency Unit
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
HUF	— Hungarian Forint
ICE	— Intercontinental Exchange
JPY	— Japanese Yen
KRW	— Korean (South) Won
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PIK	— Payment-in Kind Security
PEN	— Peruvian Sol
PLN	— Polish Zloty
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SOFR	— Secured Overnight Financing Rate
THB	— Thailand Baht
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Country Diversification As a Percentage of Total Net Assets
Australia	0.3%
Bermuda	0.1
Brazil	1.4
Canada	1.3
China	0.0	#
Colombia	2.9
Denmark	0.2
Finland	0.1
France	0.3
Germany	0.3
Ireland	0.4
Israel	0.5
Italy	0.1
Japan	0.4
Luxembourg	0.2
Mexico	0.2
Netherlands	0.3
New Zealand	0.2
Norway	0.3
Peru	3.8
Poland	2.1
South Africa	2.4
South Korea	0.1
Spain	0.1
Sweden	0.1
Switzerland	0.4
United Arab Emirates	0.0	#
United Kingdom	1.3
United States	76.7
Zambia	0.1
Cash and Other	3.4

	100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of December 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note	100	3/2023	USD	10,792,969	(16,912)
U.S. Treasury 10 Year Note	377	3/2023	USD	42,335,922	(801,466)
U.S. Treasury Ultra Bond	508	3/2023	USD	68,230,750	(1,899,025)

					(2,717,403)

Short Contracts
Canada 10 Year Bond	(122)	3/2023	CAD	(11,042,171)	208,862
Japan 10 Year Bond	(192)	3/2023	JPY	(212,803,414)	3,211,437

					3,420,299

					702,896

Forward Foreign Currency Contracts outstanding as of December 31, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
BRL	131,280,000	USD	24,436,749	HSBC Bank plc**	1/19/2023	349,836
PLN	35,700,000	USD	7,159,905	Citibank NA	1/20/2023	977,535
PLN	6,300,000	USD	1,375,747	Morgan Stanley	1/20/2023	60,272
USD	4,967,845	CAD	6,600,000	Barclays Bank plc	1/25/2023	92,892
USD	2,013,314	CAD	2,680,000	HSBC Bank plc	1/25/2023	33,788
COP	33,950,000,000	USD	6,892,925	JPMorgan Chase Bank**	1/27/2023	78,300
USD	1,659,138	COP	8,080,000,000	JPMorgan Chase Bank**	1/27/2023	6
MXN	164,000,000	USD	8,225,609	Goldman Sachs Bank USA	1/31/2023	144,766
MXN	169,000,000	USD	8,375,957	JPMorgan Chase Bank	1/31/2023	249,613
MXN	13,600,000	USD	693,639	Morgan Stanley	1/31/2023	490
EUR	3,680,000	USD	3,896,835	Morgan Stanley	2/3/2023	51,017
SEK	161,400,000	USD	14,727,621	HSBC Bank plc	2/6/2023	770,845

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
ZAR	129,700,000	USD	7,480,980	HSBC Bank plc	2/15/2023	123,417
HUF	3,020,000,000	USD	7,512,438	Goldman Sachs Bank USA	2/23/2023	466,934
HUF	3,080,000,000	USD	7,860,151	Morgan Stanley	2/23/2023	277,751
HUF	2,790,000,000	USD	6,821,594	National Australia Bank Ltd.	2/23/2023	550,077
CLP	13,890,000,000	USD	15,284,648	HSBC Bank plc**	3/6/2023	965,986
KRW	24,430,000,000	USD	18,790,140	Citibank NA**	3/8/2023	561,425
THB	786,100,000	USD	22,785,507	HSBC Bank plc	3/10/2023	55,204
USD	11,482,528	THB	394,000,000	HSBC Bank plc	3/10/2023	34,570
JPY	2,016,000,000	USD	15,415,083	JPMorgan Chase Bank	3/14/2023	90,164
NZD	12,720,000	USD	8,070,904	Goldman Sachs Bank USA	3/20/2023	11,524
USD	30,580,489	NZD	47,870,000	Goldman Sachs Bank USA	3/20/2023	163,364

Total unrealized appreciation						6,109,776

USD	24,150,494	BRL	131,280,000	HSBC Bank plc**	1/19/2023	(636,091)
USD	6,656,528	PLN	30,640,000	Goldman Sachs Bank USA	1/20/2023	(327,538)
USD	10,963,515	PLN	48,530,000	HSBC Bank plc	1/20/2023	(98,388)
USD	6,992,035	PLN	31,690,000	Morgan Stanley	1/20/2023	(231,368)
CAD	33,820,000	USD	25,231,274	Goldman Sachs Bank USA	1/25/2023	(250,834)
CAD	24,010,000	USD	18,007,613	Morgan Stanley	1/25/2023	(273,125)
USD	35,265,490	CAD	48,550,000	Goldman Sachs Bank USA	1/25/2023	(594,958)
COP	25,970,000,000	USD	5,349,951	JPMorgan Chase Bank**	1/27/2023	(17,323)
USD	17,484,415	COP	87,020,000,000	JPMorgan Chase Bank**	1/27/2023	(384,097)
MXN	191,700,000	USD	9,819,040	Barclays Bank plc	1/31/2023	(34,888)
USD	6,439,714	MXN	130,800,000	Citibank NA	1/31/2023	(236,170)
USD	6,261,653	MXN	124,600,000	JPMorgan Chase Bank	1/31/2023	(97,791)
USD	7,445,780	MXN	147,900,000	Morgan Stanley	1/31/2023	(102,869)
USD	3,182,855	EUR	3,170,000	Barclays Bank plc	2/3/2023	(217,877)
USD	532,950	EUR	510,000	HSBC Bank plc	2/3/2023	(14,171)
USD	19,293,660	EUR	18,000,000	Morgan Stanley	2/3/2023	(16,488)
SEK	27,400,000	USD	2,634,944	HSBC Bank plc	2/6/2023	(3,853)
USD	17,869,785	SEK	188,800,000	Morgan Stanley	2/6/2023	(259,771)
USD	16,872,348	PEN	67,320,000	HSBC Bank plc**	2/7/2023	(792,010)
USD	1,488,504	ZAR	25,800,000	Barclays Bank plc	2/15/2023	(24,167)
USD	9,180,633	ZAR	159,900,000	HSBC Bank plc	2/15/2023	(194,411)
USD	3,330,447	CLP	3,000,000,000	HSBC Bank plc**	3/6/2023	(179,409)
USD	7,302,716	KRW	9,280,000,000	Citibank NA**	3/8/2023	(48,185)
USD	11,315,038	THB	392,100,000	HSBC Bank plc	3/10/2023	(77,715)
USD	11,397,827	JPY	1,538,000,000	JPMorgan Chase Bank	3/14/2023	(431,077)
USD	3,545,593	JPY	478,000,000	Morgan Stanley	3/14/2023	(130,751)
NOK	187,100,000	USD	19,283,994	Morgan Stanley	3/20/2023	(123,151)
USD	7,310,454	NZD	11,580,000	Goldman Sachs Bank USA	3/20/2023	(47,605)

Total unrealized depreciation						(5,846,081)

Net unrealized appreciation						263,695

**	Non-deliverable forward.

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$34,482,425	$—	$34,482,425
Collateralized Mortgage Obligation	—	1,853,684	—	1,853,684
Commercial Mortgage-Backed Securities	—	20,852,788	—	20,852,788
Convertible Bonds
Information Technology	—	1,809,750	—	1,809,750
Corporate Bonds
Communication Services	—	20,198,337	—	20,198,337
Consumer Discretionary	—	30,992,585	—	30,992,585
Consumer Staples	—	8,111,017	—	8,111,017
Energy	—	23,522,355	—	23,522,355
Financials	—	99,182,514	—	99,182,514
Health Care	—	9,220,239	—	9,220,239
Industrials	—	16,163,860	—	16,163,860
Information Technology	—	18,920,698	—	18,920,698
Materials	—	14,621,677	—	14,621,677
Real Estate	—	7,678,745	—	7,678,745
Utilities	—	8,481,162	—	8,481,162
Foreign Government Securities	—	93,931,181	—	93,931,181
Forward Currency Contracts	—	6,109,776	—	6,109,776
Futures	3,420,299	—	—	3,420,299
Mortgage-Backed Securities	—	124,800,957	—	124,800,957
U.S. Treasury Obligations	—	188,784,472	—	188,784,472

Total Assets	$3,420,299	$729,718,222	$—	$733,138,521

Liabilities:
Forward Currency Contracts	$—	$(5,846,081)	$—	$(5,846,081)
Futures	(2,717,403)	—	—	(2,717,403)

Total Liabilities	$(2,717,403)	$(5,846,081)	$—	$(8,563,484)

Total	$702,896	$723,872,141	$—	$724,575,037

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

Fair Values of Derivative Instruments as of December 31, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$3,420,299	*
Foreign exchange contracts	Receivables	6,109,776

Total		$9,530,075

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(2,717,403	)*
Foreign exchange contracts	Payables	(5,846,081)

Total		$(8,563,484)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$(12,887,587)	$—	$(573,213)	$(13,460,800)
Foreign exchange contracts	—	2,675,622	—	2,675,622
Credit contracts	—	—	769,125	769,125

Total	$(12,887,587)	$2,675,622	$195,912	$(10,016,053)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$702,896	$—	$4,514,206	$5,217,102
Foreign exchange contracts	—	1,813,831	—	1,813,831
Credit contracts	—	—	(247,843)	(247,843)

Total	$702,896	$1,813,831	$4,266,363	$6,783,090

^ The Portfolio held forward foreign currency contracts, futures contracts and swaps contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held swap contracts with an average notional balance of approximately $102,547,000 for eight months, futures contracts with an average notional balance of approximately $129,626,000 for eleven months and forward foreign currency contracts with an average settlement value of approximately $485,447,000, during the year ended December 31, 2022.

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2022:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Barclays Bank plc	$92,892	$(92,892)	$—	$—
Citibank NA	1,538,960	(284,355)	(270,000)	984,605
Goldman Sachs Bank USA	786,588	(786,588)	—	—
HSBC Bank plc	2,333,646	(1,996,048)	—	337,598
JPMorgan Chase Bank	418,083	(418,083)	—	—
Morgan Stanley	389,530	(389,530)	—	—
National Australia Bank Ltd.	550,077	—	—	550,077

Total	$6,109,776	$(3,967,496)	$(270,000)	$1,872,280

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral* Pledged	Net Amount Due to Counterparty
Barclays Bank plc	$276,932	$(92,892)	$—	$184,040
Citibank NA	284,355	(284,355)	—	—
Goldman Sachs Bank USA	1,220,935	(786,588)	—	434,347
HSBC Bank plc	1,996,048	(1,996,048)	—	—
JPMorgan Chase Bank	930,288	(418,083)	(430,000)	82,205
Morgan Stanley	1,137,523	(389,530)	—	747,993

Total	$5,846,081	$(3,967,496)	$(430,000)	$1,448,585

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
*	The table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged is $410,000.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$743,636,394
Long-term U.S. government debt securities	616,872,667

$1,360,509,061

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$631,151,999
Long-term U.S. government debt securities	633,834,156

$1,264,986,155

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,069,667
Aggregate gross unrealized depreciation	(74,726,662)

Net unrealized depreciation	$(60,656,995)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$785,232,032

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value (Cost $785,837,137)	$723,608,446
Cash	6,086,906
Foreign cash (Cost $18)	19
Cash held as collateral at broker for futures	360,000
Cash held as collateral for forward foreign currency contracts	840,000
Due from Custodian	19,875,687
Dividends, interest and other receivables	9,281,878
Due from broker for futures variation margin	8,318,852
Unrealized appreciation on forward foreign currency contracts	6,109,776
Receivable for securities sold	1,330,267
Receivable for Portfolio shares sold	297,629
Other assets	5,118

Total assets	776,114,578

LIABILITIES
Payable for securities purchased	19,875,687
Unrealized depreciation on forward foreign currency contracts	5,846,081
Investment management fees payable	326,975
Payable for return of cash collateral on forward foreign currency contracts	270,000
Payable for Portfolio shares redeemed	127,173
Administrative fees payable	84,132
Distribution fees payable – Class B	39,327
Distribution fees payable – Class A	29,707
Trustees’ fees payable	29
Accrued expenses	168,489

Total liabilities	26,767,600

NET ASSETS	$749,346,978

Net assets were comprised of:
Paid in capital	$874,743,267
Total distributable earnings (loss)	(125,396,289)

Net assets	$749,346,978

Class A
Net asset value, offering and redemption price per share, $137,579,660 / 40,114,418 shares outstanding (unlimited amount authorized: $0.01 par value)	$3.43

Class B
Net asset value, offering and redemption price per share, $182,542,047 / 53,422,421 shares outstanding (unlimited amount authorized: $0.01 par value)	$3.42

Class K
Net asset value, offering and redemption price per share, $429,225,271 / 124,674,074 shares outstanding (unlimited amount authorized: $0.01 par value)	$3.44

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Interest (net of $52,534 foreign withholding tax)	$25,197,555

Total income	25,197,555

EXPENSES
Investment management fees	4,173,844
Administrative fees	858,731
Distribution fees – Class A	348,713
Distribution fees – Class B	256,651
Custodian fees	221,000
Professional fees	118,304
Printing and mailing expenses	55,668
Trustees’ fees	24,919
Miscellaneous	46,119

Gross expenses	6,103,949
Less: Waiver from investment manager	(650,219)

Net expenses	5,453,730

NET INVESTMENT INCOME (LOSS)	19,743,825

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(51,586,119)
Futures contracts	(12,887,587)
Forward foreign currency contracts	2,675,622
Foreign currency transactions	91,786
Swaps	195,912
Securities sold short	(4,279)

Net realized gain (loss)	(61,514,665)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(58,400,866)
Futures contracts	702,896
Forward foreign currency contracts	1,813,831
Foreign currency translations	23,453
Swaps	4,266,363

Net change in unrealized appreciation (depreciation)	(51,594,323)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(113,108,988)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(93,365,163)

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$19,743,825	$9,695,663
Net realized gain (loss)	(61,514,665)	6,750,792
Net change in unrealized appreciation (depreciation)	(51,594,323)	(25,057,090)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(93,365,163)	(8,610,635)

Distributions to shareholders:
Class A	(3,617,674)	(3,700,265)
Class B	(4,710,156)	(2,349,903)
Class K	(12,373,466)	(13,110,045)

Total distributions to shareholders	(20,701,296)	(19,160,213)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 4,711,457 and 10,014,426 shares, respectively ]	16,639,551	42,121,368
Capital shares issued in connection with merger (Note 8) [ 0 and 2,658,406 shares, respectively ]	—	11,241,140
Capital shares issued in reinvestment of dividends and distributions [ 1,030,856 and 908,579 shares, respectively ]	3,617,674	3,700,265
Capital shares repurchased [ (4,477,262) and (4,222,923) shares, respectively ]	(16,474,332)	(17,581,383)

Total Class A transactions	3,782,893	39,481,390

Class B
Capital shares sold [ 10,024,464 and 3,300,459 shares, respectively ]	34,757,523	13,726,784
Capital shares issued in connection with merger (Note 8) [ 24,388,475 and 15,733,478 shares, respectively ]	83,049,176	66,292,858
Capital shares issued in reinvestment of dividends and distributions [ 1,346,524 and 579,136 shares, respectively ]	4,710,156	2,349,903
Capital shares repurchased [ (7,245,514) and (8,197,678) shares, respectively ]	(25,622,822)	(34,407,738)

Total Class B transactions	96,894,033	47,961,807

Class K
Capital shares sold [ 10,791,471 and 75,547,056 shares, respectively ]	39,187,110	314,148,008
Capital shares issued in connection with merger (Note 8) [ 0 and 47,375,328 shares, respectively ]	—	201,256,736
Capital shares issued in reinvestment of dividends and distributions [ 3,512,442 and 3,208,073 shares, respectively ]	12,373,466	13,110,045
Capital shares repurchased [ (16,089,162) and (3,420,898) shares, respectively ]	(59,407,552)	(14,190,748)

Total Class K transactions	(7,846,976)	514,324,041

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	92,829,950	601,767,238

TOTAL INCREASE (DECREASE) IN NET ASSETS	(21,236,509)	573,996,390
NET ASSETS:
Beginning of year	770,583,487	196,587,097

End of year	$749,346,978	$770,583,487

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2022		2021		2020		2019		2018
Net asset value, beginning of year	$4.04		$4.21		$3.88		$3.71		$3.81

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.07		0.06		0.08		0.08
Net realized and unrealized gain (loss)	(0.62)		(0.14)		0.52		0.17		(0.09)

Total from investment operations	(0.52)		(0.07)		0.58		0.25		(0.01)

Less distributions:
Dividends from net investment income	(0.09)		(0.06)		(0.09)		(0.08)		(0.09)
Distributions from net realized gains	—	#	(0.04)		(0.16)		—		—

Total dividends and distributions	(0.09)		(0.10)		(0.25)		(0.08)		(0.09)

Net asset value, end of year	$3.43		$4.04		$4.21		$3.88		$3.71

Total return	(12.86)%		(1.76)%		14.86%		6.79%		(0.36)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$137,580		$157,063		$124,147		$115,255		$116,112
Ratio of expenses to average net assets:
After waivers (f)	0.95	%(j)	1.01	%(k)(o)	0.82	%(m)	0.55	%(n)	0.54	%(n)
Before waivers (f)	1.04%		1.10%		1.07%		0.61%		0.62%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.65%		1.65%		1.50	%(x)	2.04	%(x)	2.16	%(x)
Before waivers (f)	2.56%		1.56%		1.25	%(x)	1.98	%(x)	2.09	%(x)
Portfolio turnover rate^	187%		200%		237	%(h)	5%		5%

	Year Ended December 31,
Class B	2022		2021		2020		2019		2018
Net asset value, beginning of year	$4.03		$4.19		$3.87		$3.69		$3.80

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.07		0.06		0.08		0.08
Net realized and unrealized gain (loss)	(0.62)		(0.13)		0.51		0.18		(0.10)

Total from investment operations	(0.52)		(0.06)		0.57		0.26		(0.02)

Less distributions:
Dividends from net investment income	(0.09)		(0.06)		(0.09)		(0.08)		(0.09)
Distributions from net realized gains	—	#	(0.04)		(0.16)		—		—

Total dividends and distributions	(0.09)		(0.10)		(0.25)		(0.08)		(0.09)

Net asset value, end of year	$3.42		$4.03		$4.19		$3.87		$3.69

Total return	(12.89)%		(1.53)%		14.64%		7.10%		(0.63)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$182,542		$100,338		$56,600		$48,006		$46,800
Ratio of expenses to average net assets:
After waivers (f)	0.94	%(j)	1.00	%(k)(o)	0.83	%(m)	0.55	%(n)	0.54	%(n)
Before waivers (f)	1.04%		1.09%		1.08%		0.61%		0.62%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.81%		1.61%		1.53	%(x)	2.10	%(x)	2.19	%(x)
Before waivers (f)	2.72%		1.52%		1.28	%(x)	2.03	%(x)	2.12	%(x)
Portfolio turnover rate^	187%		200%		237	%(h)	5%		5%

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2022		2021		2020		2019		2018
Net asset value, beginning of year	$4.06		$4.22		$3.89		$3.72		$3.82

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.07		0.07		0.09		0.09
Net realized and unrealized gain (loss)	(0.63)		(0.12)		0.52		0.17		(0.09)

Total from investment operations	(0.52)		(0.05)		0.59		0.26		—	#

Less distributions:
Dividends from net investment income	(0.10)		(0.07)		(0.10)		(0.09)		(0.10)
Distributions from net realized gains	—	#	(0.04)		(0.16)		—		—

Total dividends and distributions	(0.10)		(0.11)		(0.26)		(0.09)		(0.10)

Net asset value, end of year	$3.44		$4.06		$4.22		$3.89		$3.72

Total return	(12.83)%		(1.29)%		15.08%		7.04%		(0.12)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$429,225		$513,183		$15,840		$13,436		$14,649
Ratio of expenses to average net assets:
After waivers (f)	0.70	%(j)	0.73	%(k)(o)	0.58	%(m)	0.30	%(n)	0.29	%(n)
Before waivers (f)	0.79%		0.81%		0.83%		0.36%		0.37%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.90%		1.75%		1.78	%(x)	2.22	%(x)	2.36	%(x)
Before waivers (f)	2.81%		1.67%		1.53	%(x)	2.16	%(x)	2.29	%(x)
Portfolio turnover rate^	187%		200%		237	%(h)	5%		5%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	Change in investment strategy resulted in higher portfolio turnover.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.95% for Class A, 0.95% for Class B and 0.70% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.01% for Class A, 1.00% for Class B and 0.73% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class A, 1.00% for Class B and 0.75% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class A, 1.10% for Class B and 0.85% for Class K.
(o)	Includes extraordinary expenses of 0.06%, 0.05% and 0.03% for Class A, Class B and Class K respectively.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2015 ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class B Shares	(14.13)%	2.08%	4.14%
Portfolio – Class K Shares	(13.93)	2.31	4.40
S&P Target Date 2015 Index	(12.16)	3.07	5.01

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned (14.13)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the S&P Target Date 2015 Index, which returned (12.16)% over the same period.

Portfolio Highlights

In 2022, equities and bonds produced substantial losses, both domestically and internationally. Among bonds, short-term government issues and corporate bonds (with bigger coupons) mitigated some of the losses. Within equities, U.S. companies with lower valuations and higher dividends did relatively well. International stocks also outperformed their domestic counterparts.

Against this backdrop, the Portfolio underperformed its combination benchmark by a small margin. The Portfolio’s fixed income allocation accounted for 56% of the negative total return.

What helped performance during the year?

•

From an asset-allocation perspective, certain fixed income sectors mitigated the market’s broad losses in 2022. The Portfolio especially benefitted by holding short-term bonds, which were only slightly negative, or even positive at the very short end of the yield curve, for the year.

•

In addition, underlying holdings in the large-cap value sector (as measured by the Russell 1000 Value Index) and the mid-cap sector (as measured by the S&P Midcap 400 Index), as well as international equities (as measured by the MSCI EAFE Index) provided a cushion against falling prices, with roughly 360 to 500 basis points (a basis point is one hundredth of a percentage point) in outperformance compared to the S&P 500 Index.

•

The Portfolio also owned a number of actively managed portfolios that outperformed their benchmarks — their holdings fell to a lesser extent. Equity portfolios that outperformed their benchmarks (by as much as 10 percentage points) included EQ/American Century Mid Cap Value, EQ/Janus Enterprise and EQ/MFS International Growth. 1290 Diversified Bond and 1290 VT High Yield Bond also contributed relative outperformance to the Portfolio.

What hurt performance during the year?

•

The Portfolio’s U.S. equity holdings provided the biggest absolute contribution to negative returns, including EQ/Equity 500 Index and EQ/Small Company Index, which together accounted for more than half the Portfolio’s losses.

•

On the bond side of the ledger, long-duration and high-quality bonds provided the most substantial drag on returns. Long-term Treasury bonds were hurt the worst by rising interest rates because they have the least cushion from coupons.

•

Most of the bond strategies hugged their benchmarks this year, however EQ/Quality Bond Plus lagged its benchmark. Equity portfolios that struggled against their benchmarks in 2022 included EQ/Value Equity and Multimanager Aggressive Equity.

Table by Asset Class (as a percentage of Total Investments in Securities)

As of December 31, 2022
Fixed Income	65.9%
Equity	34.1

TARGET 2015 ALLOCATION PORTFOLIO (Unaudited)

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of December 31, 2022
EQ/Core Plus Bond Portfolio	13.6%
EQ/Equity 500 Index Portfolio	12.3
1290 Diversified Bond Fund	11.5
1290 VT High Yield Bond Portfolio	9.4
EQ/Quality Bond PLUS Portfolio	8.9
EQ/Core Bond Index Portfolio	8.8
EQ/Long-Term Bond Portfolio	7.5
EQ/PIMCO Ultra Short Bond Portfolio	6.2
EQ/International Equity Index Portfolio	5.1
EQ/Janus Enterprise Portfolio	4.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class B
Actual	$1,000.00	$997.50	$2.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.47	2.77
Class K
Actual	1,000.00	998.70	1.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.73	1.49

* Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratio of 0.54% and 0.29%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (34.2%)
EQ/American Century Mid Cap Value Portfolio‡	33,087	$710,952
EQ/Emerging Markets Equity PLUS Portfolio‡	103,020	840,892
EQ/Equity 500 Index Portfolio‡	67,859	3,863,304
EQ/International Equity Index Portfolio‡	171,521	1,589,603
EQ/Janus Enterprise Portfolio*‡	67,180	1,300,818
EQ/MFS International Growth Portfolio‡	130,250	873,106
EQ/Small Company Index Portfolio‡	50,738	501,544
EQ/Value Equity Portfolio‡	28,910	537,295
Multimanager Aggressive Equity Portfolio*‡	10,151	505,200

Total Equity		10,722,714

Fixed Income (66.0%)
1290 Diversified Bond Fund‡	400,633	3,605,699
1290 VT High Yield Bond Portfolio‡	357,853	2,948,865
EQ/Core Bond Index Portfolio‡	305,719	2,748,812
EQ/Core Plus Bond Portfolio‡	1,242,166	4,276,508
EQ/Long-Term Bond Portfolio‡	342,190	2,369,459
EQ/PIMCO Ultra Short Bond Portfolio‡	204,139	1,958,274
EQ/Quality Bond PLUS Portfolio‡	368,312	2,786,526

Total Fixed Income		20,694,143

Total Investments in Securities (100.2%) (Cost $31,885,563)		31,416,857
Other Assets Less Liabilities (-0.2%)		(58,451)

Net Assets (100%)		$31,358,406

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the year ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	33,087	1,159,777	182,939	(486,606)	84,617	(229,775)	710,952	22,951	74,201
EQ/Emerging Markets Equity PLUS Portfolio	103,020	1,007,871	242,800	(160,551)	138	(249,366)	840,892	21,054	43,302
EQ/Equity 500 Index Portfolio	67,859	6,563,585	574,037	(2,126,197)	1,110,905	(2,259,026)	3,863,304	54,307	63,757
EQ/International Equity Index Portfolio	171,521	2,199,339	322,856	(632,158)	2,256	(302,690)	1,589,603	43,625	—
EQ/Janus Enterprise Portfolio*	67,180	1,468,197	379,112	(208,717)	(1,972)	(335,802)	1,300,818	—	88,635
EQ/MFS International Growth Portfolio	130,250	1,292,338	104,216	(287,662)	(3,141)	(232,645)	873,106	10,124	35,960
EQ/Small Company Index Portfolio	50,738	924,161	43,642	(288,441)	58,830	(236,648)	501,544	6,282	18,606
EQ/Value Equity Portfolio	28,910	865,157	39,092	(218,441)	(2,759)	(145,754)	537,295	7,447	12,891
Multimanager Aggressive Equity Portfolio*	10,151	887,280	95,207	(128,441)	(27,316)	(321,530)	505,200	—	76,453
Fixed Income
1290 Diversified Bond Fund	400,633	3,696,504	537,604	(62,498)	(2,391)	(563,520)	3,605,699	112,604	—
1290 VT High Yield Bond Portfolio	357,853	3,903,807	332,845	(732,985)	(33,306)	(521,496)	2,948,865	168,449	—
EQ/Core Bond Index Portfolio	305,719	3,659,414	508,210	(1,056,197)	(98)	(362,517)	2,748,812	54,087	8,150
EQ/Core Plus Bond Portfolio	1,242,166	5,437,509	743,559	(1,093,811)	(73,933)	(736,816)	4,276,508	119,941	4,056
EQ/Long-Term Bond Portfolio	342,190	3,361,685	549,203	(477,044)	(93,093)	(971,292)	2,369,459	81,687	1,875
EQ/PIMCO Ultra Short Bond Portfolio	204,139	2,215,605	243,140	(457,158)	(3,913)	(39,400)	1,958,274	32,105	1,803
EQ/Quality Bond PLUS Portfolio	368,312	3,963,851	298,483	(1,050,142)	(56,227)	(369,439)	2,786,526	26,796	23,059

Total		42,606,080	5,196,945	(9,467,049)	958,597	(7,877,716)	31,416,857	761,459	452,748

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$3,605,699	$27,811,158	$—	$31,416,857

Total Assets	$3,605,699	$27,811,158	$—	$31,416,857

Total Liabilities	$—	$—	$—	$—

Total	$3,605,699	$27,811,158	$—	$31,416,857

The Portfolio held no derivatives contracts during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$5,196,945
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$9,467,049

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,989,802
Aggregate gross unrealized depreciation	(4,535,077)

Net unrealized depreciation	$(545,275)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$31,962,132

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $31,885,563)	$31,416,857
Cash	31,490
Receivable for Portfolio shares sold	9,568
Other assets	150

Total assets	31,458,065

LIABILITIES
Payable for Portfolio shares redeemed	54,026
Distribution fees payable – Class B	3,815
Payable for securities purchased	1,206
Administrative fees payable	851
Accrued expenses	39,761

Total liabilities	99,659

NET ASSETS	$31,358,406

Net assets were comprised of:
Paid in capital	$31,396,930
Total distributable earnings (loss)	(38,524)

Net assets	$31,358,406

Class B
Net asset value, offering and redemption price per share, $17,497,013 / 2,628,336 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.66

Class K
Net asset value, offering and redemption price per share, $13,861,393 / 2,083,890 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.65

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$761,459
Interest	289

Total income	761,748

EXPENSES
Custodian fees	88,000
Distribution fees – Class B	48,872
Administrative fees	44,178
Professional fees	38,559
Investment management fees	35,856
Printing and mailing expenses	5,865
Trustees’ fees	1,202
Miscellaneous	514

Gross expenses	263,046
Less: Waiver from investment manager	(80,034)
Reimbursement from investment manager	(27,973)

Net expenses	155,039

NET INVESTMENT INCOME (LOSS)	606,709

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	958,597
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	452,748

Net realized gain (loss)	1,411,345

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(7,877,716)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(6,466,371)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,859,662)

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$606,709	$509,454
Net realized gain (loss)	1,411,345	4,635,947
Net change in unrealized appreciation (depreciation)	(7,877,716)	(2,249,669)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(5,859,662)	2,895,732

Distributions to shareholders:
Class B	(1,546,189)	(2,543,571)
Class K	(1,312,643)	(2,205,817)

Total distributions to shareholders	(2,858,832)	(4,749,388)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 190,471 and 311,590 shares, respectively ]	1,452,986	2,877,833
Capital shares issued in reinvestment of dividends and distributions [ 228,946 and 297,245 shares, respectively ]	1,546,189	2,543,571
Capital shares repurchased [ (498,181) and (939,424) shares, respectively ]	(3,722,809)	(8,711,699)

Total Class B transactions	(723,634)	(3,290,295)

Class K
Capital shares sold [ 3,230 and 257 shares, respectively ]	21,524	2,383
Capital shares issued in reinvestment of dividends and distributions [ 194,308 and 257,974 shares, respectively ]	1,312,643	2,205,817
Capital shares repurchased [ (423,813) and (202,951) shares, respectively ]	(3,056,884)	(1,877,836)

Total Class K transactions	(1,722,717)	330,364

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,446,351)	(2,959,931)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,164,845)	(4,813,587)
NET ASSETS:
Beginning of year	42,523,251	47,336,838

End of year	$31,358,406	$42,523,251

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class B	2022		2021		2020		2019		2018
Net asset value, beginning of year	$8.48		$8.95		$8.70		$8.03		$9.25

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.12		0.09		0.10		0.15		0.13
Net realized and unrealized gain (loss)	(1.33)		0.46		0.78		1.05		(0.52)

Total from investment operations	(1.21)		0.55		0.88		1.20		(0.39)

Less distributions:
Dividends from net investment income	(0.14)		(0.16)		(0.17)		(0.15)		(0.16)
Distributions from net realized gains	(0.47)		(0.86)		(0.46)		(0.38)		(0.67)

Total dividends and distributions	(0.61)		(1.02)		(0.63)		(0.53)		(0.83)

Net asset value, end of year	$6.66		$8.48		$8.95		$8.70		$8.03

Total return	(14.13)%		6.27%		10.26%		15.04%		(4.24)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$17,497		$22,951		$27,176		$25,780		$21,945
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.55	%(j)	0.57	%(k)(o)	0.55	%(j)	0.56	%(j)	0.55	%(j)
Before waivers and reimbursements (f)	0.85%		0.77%		0.81%		0.81%		0.76%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	1.64%		0.95%		1.20%		1.72%		1.45%
Before waivers and reimbursements (f)(x)	1.34%		0.75%		0.94%		1.47%		1.25%
Portfolio turnover rate^	14%		33%		30%		17%		20%

	Year Ended December 31,
Class K	2022		2021		2020		2019		2018
Net asset value, beginning of year	$8.47		$8.94		$8.69		$8.02		$9.25

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.13		0.12		0.12		0.15		0.14
Net realized and unrealized gain (loss)	(1.32)		0.45		0.78		1.07		(0.52)

Total from investment operations	(1.19)		0.57		0.90		1.22		(0.38)

Less distributions:
Dividends from net investment income	(0.16)		(0.18)		(0.19)		(0.17)		(0.18)
Distributions from net realized gains	(0.47)		(0.86)		(0.46)		(0.38)		(0.67)

Total dividends and distributions	(0.63)		(1.04)		(0.65)		(0.55)		(0.85)

Net asset value, end of year	$6.65		$8.47		$8.94		$8.69		$8.02

Total return	(13.93)%		6.54%		10.52%		15.32%		(4.08)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$13,861		$19,573		$20,161		$21,532		$22,401
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.30	%(j)	0.32	%(k)(o)	0.30	%(j)	0.31	%(j)	0.30	%(j)
Before waivers and reimbursements (f)	0.60%		0.52%		0.56%		0.56%		0.50%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	1.76%		1.30%		1.40%		1.68%		1.56%
Before waivers and reimbursements (f)(x)	1.46%		1.09%		1.14%		1.43%		1.36%
Portfolio turnover rate^	14%		33%		30%		17%		20%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class B and 0.85% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.12% for Class B and 0.87% for Class K.
(o)	Includes extraordinary expenses of 0.02% and 0.02% for Class B and Class K respectively.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2025 ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class B Shares	(15.23)%	3.39%	5.92%
Portfolio – Class K Shares	(15.03)	3.63	6.17
S&P Target Date 2025 Index	(13.13)	3.75	6.23

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned (15.23)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the S&P Target Date 2025 Index, which returned (13.13)% over the same period.

Portfolio Highlights

In 2022, equities and bonds produced substantial losses, both domestically and internationally. Among bonds, short-term government issues and corporate bonds (with bigger coupons) mitigated some of the losses. Within equities, U.S. companies with lower valuations and higher dividends did relatively well. International stocks also outperformed their domestic counterparts.

Against this backdrop, the Portfolio underperformed its combination benchmark. The Portfolio’s fixed income allocation accounted for 34% of the negative total return.

What helped performance during the year?

•

From an asset-allocation perspective, certain fixed income sectors mitigated the market’s broad losses in 2022. The Portfolio especially benefitted from holding short-term bonds, which were only slightly negative, or even positive at the very short end of the yield curve, for the year. Intermediate-term government and corporate bond holdings (as represented by the Bloomberg U.S. Intermediate Government/Credit Bond Index) also outperformed the broad bond market (as represented by the Bloomberg U.S. Aggregate Bond Index) by around 500 basis points (a basis point is one hundredth of a percentage point).

•

In addition, underlying holdings in the value sector, both the large-cap (as measured by the Russell 1000 Value Index) and mid-cap ranges (as measured by the Russell Midcap Value Index), as well as international equities (as measured by the MSCI EAFE Index), provided a cushion against falling prices, with between 360 to 500 basis points (a basis point is one hundredth of a percentage point) in outperformance compared to the S&P 500 Index.

•

The Portfolio also owned a number of actively managed portfolios that outperformed their benchmarks. Equity portfolios that outperformed their benchmarks by as much as 10 percentage points included EQ/American Century Mid Cap Value, EQ/Janus Enterprise and EQ/MFS International Growth. 1290 Diversified Bond and 1290 VT High Yield Bond also contributed relative outperformance to the Portfolio.

What hurt performance during the year?

•

Among the sector contributions, several of the Portfolio’s U.S. equity holdings provided a substantial absolute contribution to negative returns, especially EQ/Equity 500 Index and EQ/Small Company Index.

•

On the bond side of the ledger, long-duration and high-quality bonds provided the most substantial drag on returns. Long-term Treasury bonds were hurt the worst by rising interest rates because they have the least cushion from coupons.

•

Most of the bond strategies hugged their benchmarks this year, however EQ/Quality Bond Plus lagged its benchmark. Equity portfolios that struggled against their benchmarks in 2022 included EQ/Value Equity and Multimanager Aggressive Equity.

Table by Asset Class (as a percentage of Total Investments in Securities) As of December 31, 2022
Equity	59.1%
Fixed Income	40.9

TARGET 2025 ALLOCATION PORTFOLIO (Unaudited)

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of December 31, 2022
EQ/Equity 500 Index Portfolio	23.3%
EQ/International Equity Index Portfolio	10.0
EQ/Core Plus Bond Portfolio	8.0
1290 VT High Yield Bond Portfolio	6.5
1290 Diversified Bond Fund	6.0
EQ/Small Company Index Portfolio	5.9
EQ/Long-Term Bond Portfolio	5.6
EQ/Core Bond Index Portfolio	5.4
EQ/Quality Bond PLUS Portfolio	5.3
EQ/MFS International Growth Portfolio	5.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class B
Actual	$1,000.00	$1,013.00	$2.92
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.31	2.93
Class K
Actual	1,000.00	1,013.60	1.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.57	1.66

* Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratio of 0.58% and 0.32%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (59.1%)
EQ/American Century Mid Cap Value Portfolio‡	218,546	$4,696,035
EQ/Emerging Markets Equity PLUS Portfolio‡	687,244	5,609,588
EQ/Equity 500 Index Portfolio‡	577,391	32,871,755
EQ/International Equity Index Portfolio‡	1,523,278	14,117,264
EQ/Janus Enterprise Portfolio*‡	286,407	5,545,792
EQ/MFS International Growth Portfolio‡	1,093,121	7,327,547
EQ/Small Company Index Portfolio‡	845,532	8,358,131
EQ/Value Equity Portfolio‡	147,720	2,745,342
Multimanager Aggressive Equity Portfolio*‡	43,114	2,145,678

Total Equity		83,417,132

Fixed Income (41.0%)
1290 Diversified Bond Fund‡	946,498	8,518,483
1290 VT High Yield Bond Portfolio‡	1,112,595	9,168,261
EQ/Core Bond Index Portfolio‡	847,490	7,620,044
EQ/Core Plus Bond Portfolio‡	3,284,268	11,307,024
EQ/Long-Term Bond Portfolio‡	1,148,675	7,953,890
EQ/PIMCO Ultra Short Bond Portfolio‡	602,525	5,779,939
EQ/Quality Bond PLUS Portfolio‡	987,229	7,469,039

Total Fixed Income		57,816,680

Total Investments in Securities (100.1%) (Cost $127,107,049)		141,233,812
Other Assets Less Liabilities (-0.1%)		(167,992)

Net Assets (100%)		$141,065,820

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the year ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	218,546	5,210,068	1,223,724	(1,027,208)	(10,776)	(699,773)	4,696,035	148,819	480,720
EQ/Emerging Markets Equity PLUS Portfolio	687,244	6,215,978	1,800,824	(825,030)	4,663	(1,586,847)	5,609,588	138,306	286,429
EQ/Equity 500 Index Portfolio	577,391	49,318,965	3,851,007	(11,278,003)	5,743,504	(14,763,718)	32,871,755	457,205	520,368
EQ/International Equity Index Portfolio	1,523,278	17,328,461	1,101,992	(1,907,882)	23,368	(2,428,675)	14,117,264	382,912	—
EQ/Janus Enterprise Portfolio*	286,407	4,867,989	2,463,073	(567,208)	(618)	(1,217,444)	5,545,792	—	368,886
EQ/MFS International Growth Portfolio	1,093,121	8,980,716	1,140,110	(1,082,852)	(1,061)	(1,709,366)	7,327,547	83,400	293,719
EQ/Small Company Index Portfolio	845,532	11,970,330	806,528	(1,790,674)	2,523	(2,630,576)	8,358,131	103,508	303,127
EQ/Value Equity Portfolio	147,720	3,769,600	238,098	(614,080)	(3,419)	(644,857)	2,745,342	37,650	62,022
Multimanager Aggressive Equity Portfolio*	43,114	3,517,674	440,228	(412,515)	(42,978)	(1,356,731)	2,145,678	—	317,182
Fixed Income
1290 Diversified Bond Fund	946,498	8,860,370	1,315,499	(275,000)	(11,753)	(1,370,633)	8,518,483	280,499	—
1290 VT High Yield Bond Portfolio	1,112,595	11,447,019	1,484,505	(2,112,238)	(45,353)	(1,605,672)	9,168,261	519,232	—
EQ/Core Bond Index Portfolio	847,490	9,260,662	1,600,209	(2,325,060)	(3,862)	(911,905)	7,620,044	147,730	20,302
EQ/Core Plus Bond Portfolio	3,284,268	14,420,345	1,881,665	(2,905,060)	(177,786)	(1,912,140)	11,307,024	314,393	10,094
EQ/Long-Term Bond Portfolio	1,148,675	11,224,972	1,431,626	(1,300,981)	(167,098)	(3,234,629)	7,953,890	271,926	5,946
EQ/PIMCO Ultra Short Bond Portfolio	602,525	6,215,195	894,647	(1,206,901)	(7,601)	(115,401)	5,779,939	94,040	5,281
EQ/Quality Bond PLUS Portfolio	987,229	9,199,156	1,477,778	(2,215,060)	(38,886)	(953,949)	7,469,039	70,783	54,818

Total		181,807,500	23,151,513	(31,845,752)	5,262,867	(37,142,316)	141,233,812	3,050,403	2,728,894

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$8,518,483	$132,715,329	$—	$141,233,812

Total Assets	$8,518,483	$132,715,329	$—	$141,233,812

Total Liabilities	$—	$—	$—	$—

Total	$8,518,483	$132,715,329	$—	$141,233,812

The Portfolio held no derivatives contracts during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$23,151,513
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$31,845,752

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,844,011
Aggregate gross unrealized depreciation	(12,872,286)

Net unrealized appreciation	$13,971,725

Federal income tax cost of investments in securities and derivative instruments, if applicable	$127,262,087

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $127,107,049)	$141,233,812
Cash	121,643
Receivable for Portfolio shares sold	18,510
Other assets	641

Total assets	141,374,606

LIABILITIES
Payable for Portfolio shares redeemed	170,033
Payable for securities purchased	45,726
Distribution fees payable – Class B	24,179
Administrative fees payable	15,797
Investment management fees payable	11,671
Trustees’ fees payable	27
Accrued expenses	41,353

Total liabilities	308,786

NET ASSETS	$141,065,820

Net assets were comprised of:
Paid in capital	$124,471,625
Total distributable earnings (loss)	16,594,195

Net assets	$141,065,820

Class B
Net asset value, offering and redemption price per share, $112,327,711 / 11,681,847 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.62

Class K
Net asset value, offering and redemption price per share, $28,738,109 / 2,989,453 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.61

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$3,050,403
Interest	795

Total income	3,051,198

EXPENSES
Distribution fees – Class B	298,092
Administrative fees	187,880
Investment management fees	152,433
Custodian fees	91,000
Professional fees	42,844
Printing and mailing expenses	16,003
Trustees’ fees	4,921
Miscellaneous	2,816

Gross expenses	795,989
Less: Waiver from investment manager	(7,829)

Net expenses	788,160

NET INVESTMENT INCOME (LOSS)	2,263,038

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	5,262,867
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	2,728,894

Net realized gain (loss)	7,991,761

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(37,142,316)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(29,150,555)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(26,887,517)

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,263,038	$1,967,674
Net realized gain (loss)	7,991,761	15,388,030
Net change in unrealized appreciation (depreciation)	(37,142,316)	2,174,811

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(26,887,517)	19,530,515

Distributions to shareholders:
Class B	(10,549,677)	(11,660,925)
Class K	(2,794,625)	(3,670,319)

Total distributions to shareholders	(13,344,302)	(15,331,244)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 1,192,206 and 1,630,918 shares, respectively ]	13,032,158	21,147,526
Capital shares issued in reinvestment of dividends and distributions [ 1,082,461 and 932,842 shares, respectively ]	10,549,677	11,660,925
Capital shares repurchased [ (1,674,326) and (2,734,421) shares, respectively ]	(18,321,131)	(35,416,828)

Total Class B transactions	5,260,704	(2,608,377)

Class K
Capital shares sold [ 0 and 1 shares ]	—	13
Capital shares issued in reinvestment of dividends and distributions [ 286,604 and 293,457 shares, respectively ]	2,794,625	3,670,319
Capital shares repurchased [ (746,168) and (762,595) shares, respectively ]	(8,335,575)	(10,008,718)

Total Class K transactions	(5,540,950)	(6,338,386)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(280,246)	(8,946,763)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(40,512,065)	(4,747,492)
NET ASSETS:
Beginning of year	181,577,885	186,325,377

End of year	$141,065,820	$181,577,885

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class B	2022		2021		2020		2019		2018
Net asset value, beginning of year	$12.50		$12.28		$11.56		$10.21		$11.35

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.16		0.13		0.14		0.19		0.16
Net realized and unrealized gain (loss)	(2.07)		1.18		1.25		1.78		(0.85)

Total from investment operations	(1.91)		1.31		1.39		1.97		(0.69)

Less distributions:
Dividends from net investment income	(0.17)		(0.24)		(0.21)		(0.19)		(0.19)
Distributions from net realized gains	(0.80)		(0.85)		(0.46)		(0.43)		(0.26)

Total dividends and distributions	(0.97)		(1.09)		(0.67)		(0.62)		(0.45)

Net asset value, end of year	$9.62		$12.50		$12.28		$11.56		$10.21

Total return	(15.23)%		10.80%		12.20%		19.47%		(6.15)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$112,328		$138,483		$138,209		$123,872		$98,100
Ratio of expenses to average net assets:
After waivers (f)	0.57	%(j)	0.56	%(k)	0.56	%(j)	0.57	%(j)	0.57	%(j)
Before waivers (f)	0.58%		0.56%		0.58%		0.59%		0.58%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.46%		1.00%		1.24%		1.66%		1.44%
Before waivers (f)(x)	1.46%		1.00%		1.21%		1.65%		1.42%
Portfolio turnover rate^	15%		30%		26%		16%		17%

	Year Ended December 31,
Class K	2022		2021		2020		2019		2018
Net asset value, beginning of year	$12.49		$12.28		$11.55		$10.21		$11.35

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.17		0.15		0.15		0.19		0.17
Net realized and unrealized gain (loss)	(2.05)		1.19		1.28		1.80		(0.83)

Total from investment operations	(1.88)		1.34		1.43		1.99		(0.66)

Less distributions:
Dividends from net investment income	(0.20)		(0.28)		(0.24)		(0.22)		(0.22)
Distributions from net realized gains	(0.80)		(0.85)		(0.46)		(0.43)		(0.26)

Total dividends and distributions	(1.00)		(1.13)		(0.70)		(0.65)		(0.48)

Net asset value, end of year	$9.61		$12.49		$12.28		$11.55		$10.21

Total return	(15.03)%		10.98%		12.55%		19.64%		(5.89)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$28,738		$43,095		$48,117		$51,085		$49,630
Ratio of expenses to average net assets:
After waivers (f)	0.32	%(j)	0.31	%(k)	0.31	%(j)	0.32	%(j)	0.32	%(j)
Before waivers (f)	0.33%		0.31%		0.33%		0.34%		0.33%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.57%		1.15%		1.35%		1.73%		1.46%
Before waivers (f)(x)	1.56%		1.15%		1.32%		1.71%		1.44%
Portfolio turnover rate^	15%		30%		26%		16%		17%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class B and 0.85% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.08% for Class B and 0.83% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2035 ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class B Shares	(16.32)%	4.27%	6.97%
Portfolio – Class K Shares	(16.10)	4.53	7.24
S&P Target Date 2035 Index	(14.99)	4.63	7.42

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned (16.32)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the S&P Target Date 2035 Index, which returned (14.99)% over the same period.

Portfolio Highlights

In 2022, equities and bonds produced substantial losses, both domestically and internationally. Among bonds, short-term government issues and corporate bonds (with bigger coupons) mitigated some of the losses. Within equities, U.S. companies with lower valuations and higher dividends did relatively well. International stocks also outperformed their domestic counterparts.

Against this backdrop, the Portfolio underperformed its combination benchmark by a small margin. The Portfolio’s equity allocation accounted for 81% of the negative total return.

What helped performance during the year?

•

From an asset-allocation perspective, certain fixed income sectors mitigated the market’s broad losses in 2022. The Portfolio especially benefitted from a position in short-term bonds, which were only slightly negative, or even positive at the very short end of the yield curve, for the year.

•

In addition, underlying holdings in international equities (as measured by the MSCI EAFE Index) and mid-cap U.S. stocks (as measured by the S&P Midcap 400 Index) provided a cushion against falling prices, with roughly 360 to 500 basis points (a basis point is one hundredth of a percentage point) in outperformance compared to the S&P 500 Index.

•

The Portfolio also owned a number of actively managed portfolios that outperformed their benchmarks. Equity portfolios that outperformed their benchmarks (by as much as 10 percentage points) included EQ/American Century Mid Cap Value, EQ/Janus Enterprise and EQ/MFS International Growth. 1290 Diversified Bond and 1290 VT High Yield Bond also contributed relative outperformance to the Portfolio.

What hurt performance during the year?

•

The Portfolio’s U.S. equity holdings provided the biggest absolute contribution to negative returns, including EQ/Equity 500 Index and EQ/Small Company Index, which together accounted for more than half the Portfolio’s losses.

•

On the bond side of the ledger, long-duration and high-quality bonds provided the most substantial drag on returns. Long-term Treasury bonds were hurt the worst by rising interest rates because they have the least cushion from coupons.

•

Most of the bond strategies hugged their benchmarks this year, however EQ/Quality Bond Plus lagged its benchmark. Equity portfolios that struggled against their benchmarks in 2022 included EQ/Value Equity and Multimanager Aggressive Equity.

Table by Asset Class (as a percentage of Total Investments in Securities) As of December 31, 2022
Equity	75.6%
Fixed Income	24.4

TARGET 2035 ALLOCATION PORTFOLIO (Unaudited)

Top 10 Holdings (as a percentage of Total Investments in Securities) As of December 31, 2022
EQ/Equity 500 Index Portfolio	33.7%
EQ/International Equity Index Portfolio	12.4
EQ/Small Company Index Portfolio	9.4
EQ/MFS International Growth Portfolio	6.8
EQ/Emerging Markets Equity PLUS Portfolio	4.8
EQ/Core Plus Bond Portfolio	4.5
1290 VT High Yield Bond Portfolio	4.4
EQ/Long-Term Bond Portfolio	3.8
EQ/Core Bond Index Portfolio	3.2
EQ/Quality Bond PLUS Portfolio	3.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class B
Actual	$1,000.00	$1,020.40	$2.88
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.35	2.89
Class K
Actual	1,000.00	1,021.40	1.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.61	1.61

* Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratio of 0.57% and 0.32%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (75.7%)
EQ/American Century Mid Cap Value Portfolio‡	170,700	$3,667,941
EQ/Emerging Markets Equity PLUS Portfolio‡	1,100,236	8,980,606
EQ/Equity 500 Index Portfolio‡	1,104,272	62,867,837
EQ/International Equity Index Portfolio‡	2,485,880	23,038,362
EQ/Janus Enterprise Portfolio*‡	276,446	5,352,912
EQ/MFS International Growth Portfolio‡	1,896,788	12,714,786
EQ/Small Company Index Portfolio‡	1,767,643	17,473,248
EQ/Value Equity Portfolio‡	244,097	4,536,494
Multimanager Aggressive Equity Portfolio*‡	47,000	2,339,067

Total Equity		140,971,253

Fixed Income (24.4%)
1290 Diversified Bond Fund‡	620,762	5,586,856
1290 VT High Yield Bond Portfolio‡	1,000,822	8,247,203
EQ/Core Bond Index Portfolio‡	664,837	5,977,752
EQ/Core Plus Bond Portfolio‡	2,409,283	8,294,641
EQ/Long-Term Bond Portfolio‡	1,021,025	7,069,991
EQ/PIMCO Ultra Short Bond Portfolio‡	457,484	4,388,582
EQ/Quality Bond PLUS Portfolio‡	784,553	5,935,664

Total Fixed Income		45,500,689

Total Investments in Securities (100.1%) (Cost $159,939,193)		186,471,942
Other Assets Less Liabilities (-0.1%)		(164,019)

Net Assets (100%)		$186,307,923

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the year ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	170,700	3,249,853	1,399,021	(443,318)	(2,863)	(534,752)	3,667,941	115,251	372,029
EQ/Emerging Markets Equity PLUS Portfolio	1,100,236	9,572,304	2,426,518	(552,338)	191	(2,466,069)	8,980,606	220,061	457,200
EQ/Equity 500 Index Portfolio	1,104,272	79,747,457	7,901,884	(8,728,748)	377,047	(16,429,803)	62,867,837	871,878	976,165
EQ/International Equity Index Portfolio	2,485,880	25,113,156	2,757,217	(1,270,377)	533	(3,562,167)	23,038,362	622,924	—
EQ/Janus Enterprise Portfolio*	276,446	3,574,777	2,975,101	(193,318)	(19)	(1,003,629)	5,352,912	—	353,361
EQ/MFS International Growth Portfolio	1,896,788	14,222,801	2,034,793	(745,656)	209	(2,797,361)	12,714,786	143,840	504,954
EQ/Small Company Index Portfolio	1,767,643	21,324,477	2,483,578	(1,274,676)	457	(5,060,588)	17,473,248	215,738	629,324
EQ/Value Equity Portfolio	244,097	5,408,404	572,724	(466,169)	300	(978,765)	4,536,494	62,035	101,060
Multimanager Aggressive Equity Portfolio*	47,000	3,310,670	669,859	(220,935)	151	(1,420,678)	2,339,067	—	342,156
Fixed Income
1290 Diversified Bond Fund	620,762	5,351,073	1,223,230	(145,000)	(6,140)	(836,307)	5,586,856	178,230	—
1290 VT High Yield Bond Portfolio	1,000,822	8,874,411	1,833,058	(1,067,104)	(20,483)	(1,372,679)	8,247,203	465,727	—
EQ/Core Bond Index Portfolio	664,837	6,277,308	1,404,147	(1,034,721)	(1,919)	(667,063)	5,977,752	115,402	15,451
EQ/Core Plus Bond Portfolio	2,409,283	9,928,714	1,429,547	(1,567,103)	(113,450)	(1,383,067)	8,294,641	229,955	7,260
EQ/Long-Term Bond Portfolio	1,021,025	9,048,046	1,330,615	(479,253)	(16,350)	(2,813,067)	7,069,991	241,026	5,146
EQ/PIMCO Ultra Short Bond Portfolio	457,484	4,302,235	702,932	(525,935)	(1,046)	(89,604)	4,388,582	71,229	4,000
EQ/Quality Bond PLUS Portfolio	784,553	6,342,954	1,240,761	(912,104)	(10,934)	(725,013)	5,935,664	56,024	42,405

Total		215,648,640	32,384,985	(19,626,755)	205,684	(42,140,612)	186,471,942	3,609,320	3,810,511

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$5,586,856	$180,885,086	$—	$186,471,942

Total Assets	$5,586,856	$180,885,086	$—	$186,471,942

Total Liabilities	$—	$—	$—	$—

Total	$5,586,856	$180,885,086	$—	$186,471,942

The Portfolio held no derivatives contracts during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$32,384,985
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$19,626,755

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,258,897
Aggregate gross unrealized depreciation	(11,914,449)

Net unrealized appreciation	$26,344,448

Federal income tax cost of investments in securities and derivative instruments, if applicable	$160,127,494

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $159,939,193)	$186,471,942
Cash	158,125
Receivable for Portfolio shares sold	69,444
Other assets	835

Total assets	186,700,346

LIABILITIES
Payable for Portfolio shares redeemed	180,101
Payable for securities purchased	96,911
Distribution fees payable – Class B	35,912
Administrative fees payable	20,826
Investment management fees payable	16,022
Accrued expenses	42,651

Total liabilities	392,423

NET ASSETS	$186,307,923

Net assets were comprised of:
Paid in capital	$157,175,878
Total distributable earnings (loss)	29,132,045

Net assets	$186,307,923

Class B
Net asset value, offering and redemption price per share, $167,325,032 / 14,177,666 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.80

Class K
Net asset value, offering and redemption price per share, $18,982,891 / 1,608,348 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.80

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$3,609,320
Interest	1,165

Total income	3,610,485

EXPENSES
Distribution fees – Class B	423,583
Administrative fees	235,779
Investment management fees	191,115
Custodian fees	90,000
Professional fees	44,499
Printing and mailing expenses	21,193
Trustees’ fees	5,611
Miscellaneous	4,005

Total expenses	1,015,785

NET INVESTMENT INCOME (LOSS)	2,594,700

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	205,684
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	3,810,511

Net realized gain (loss)	4,016,195

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(42,140,612)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(38,124,417)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(35,529,717)

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,594,700	$2,038,313
Net realized gain (loss)	4,016,195	11,128,707
Net change in unrealized appreciation (depreciation)	(42,140,612)	13,600,348

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(35,529,717)	26,767,368

Distributions to shareholders:
Class B	(8,818,861)	(8,788,434)
Class K	(1,083,939)	(1,370,601)

Total distributions to shareholders	(9,902,800)	(10,159,035)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 1,872,962 and 2,034,666 shares, respectively ]	24,163,911	30,081,140
Capital shares issued in reinvestment of dividends and distributions [ 752,496 and 596,253 shares, respectively ]	8,818,861	8,788,434
Capital shares repurchased [ (1,070,549) and (1,639,079) shares, respectively ]	(13,618,948)	(24,471,247)

Total Class B transactions	19,363,824	14,398,327

Class K
Capital shares issued in reinvestment of dividends and distributions [ 92,335 and 92,930 shares, respectively ]	1,083,939	1,370,601
Capital shares repurchased [ (321,970) and (301,515) shares, respectively ]	(4,159,001)	(4,477,362)

Total Class K transactions	(3,075,062)	(3,106,761)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	16,288,762	11,291,566

TOTAL INCREASE (DECREASE) IN NET ASSETS	(29,143,755)	27,899,899
NET ASSETS:
Beginning of year	215,451,678	187,551,779

End of year	$186,307,923	$215,451,678

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class B	2022		2021		2020		2019		2018
Net asset value, beginning of year	$14.90		$13.71		$12.52		$10.67		$11.83

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.17		0.14		0.14		0.19		0.17
Net realized and unrealized gain (loss)	(2.62)		1.78		1.55		2.17		(1.01)

Total from investment operations	(2.45)		1.92		1.69		2.36		(0.84)

Less distributions:
Dividends from net investment income	(0.17)		(0.27)		(0.20)		(0.19)		(0.18)
Distributions from net realized gains	(0.48)		(0.46)		(0.30)		(0.32)		(0.14)

Total dividends and distributions	(0.65)		(0.73)		(0.50)		(0.51)		(0.32)

Net asset value, end of year	$11.80		$14.90		$13.71		$12.52		$10.67

Total return	(16.32)%		14.10%		13.70%		22.28%		(7.14)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$167,325		$188,064		$159,487		$131,599		$95,353
Ratio of expenses to average net assets:
After waivers (f)	0.56	%(j)	0.55	%(k)	0.58	%(m)	0.59	%(m)	0.59	%(m)
Before waivers (f)	0.56%		0.55%		0.58%		0.60%		0.61%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.35%		0.97%		1.18%		1.61%		1.41%
Before waivers (f)(x)	1.35%		0.97%		1.17%		1.60%		1.39%
Portfolio turnover rate^	10%		20%		20%		8%		12%

	Year Ended December 31,
Class K	2022		2021		2020		2019		2018
Net asset value, beginning of year	$14.90		$13.71		$12.52		$10.67		$11.83

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.18		0.17		0.16		0.19		0.16
Net realized and unrealized gain (loss)	(2.59)		1.79		1.56		2.20		(0.97)

Total from investment operations	(2.41)		1.96		1.72		2.39		(0.81)

Less distributions:
Dividends from net investment income	(0.21)		(0.31)		(0.23)		(0.22)		(0.21)
Distributions from net realized gains	(0.48)		(0.46)		(0.30)		(0.32)		(0.14)

Total dividends and distributions	(0.69)		(0.77)		(0.53)		(0.54)		(0.35)

Net asset value, end of year	$11.80		$14.90		$13.71		$12.52		$10.67

Total return	(16.10)%		14.38%		13.95%		22.57%		(6.88)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$18,983		$27,388		$28,065		$30,798		$28,917
Ratio of expenses to average net assets:
After waivers (f)	0.31	%(j)	0.30	%(k)	0.33	%(m)	0.34	%(m)	0.34	%(m)
Before waivers (f)	0.31%		0.30%		0.33%		0.35%		0.35%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.42%		1.12%		1.27%		1.63%		1.38%
Before waivers (f)(x)	1.42%		1.12%		1.27%		1.63%		1.36%
Portfolio turnover rate^	10%		20%		20%		8%		12%

^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.05% for Class B and 0.80% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.03% for Class B and 0.78% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2045 ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Portfolio – Class B Shares	(16.73)%	4.79%	7.75%
Portfolio – Class K Shares	(16.58)	5.05	8.01
S&P Target Date 2045 Index	(15.84)	5.16	8.11

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned (16.73)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the S&P Target Date 2045 Index, which returned (15.84)% over the same period.

Portfolio Highlights

In 2022, equities and bonds produced substantial losses, both domestically and internationally. Among bonds, short-term government issues and corporate bonds (with bigger coupons) mitigated some of the losses. Within equities, U.S. companies with lower valuations and higher dividends did relatively well. International stocks also outperformed their domestic counterparts.

Against this backdrop, the Portfolio underperformed its combination benchmark. The Portfolio’s equity allocation accounted for 89% of the negative total return.

What helped performance during the year?

•

From an asset-allocation perspective, certain fixed income sectors mitigated the market’s broad losses in 2022. The Portfolio especially benefitted from holding short-term bonds, which were only slightly negative, or even positive at the very short end of the yield curve, for the year. Intermediate-term government and corporate bond holdings (as represented by the Bloomberg U.S. Intermediate Government/Credit Bond Index) also outperformed the broad bond market (as represented by the Bloomberg U.S. Aggregate Bond Index) by around 500 basis points (a basis point is one hundredth of a percentage point).

•

In addition, underlying holdings in the value equity sector, both the large-cap (as measured by the Russell 1000 Value Index) and mid-cap ranges (as measured by the Russell Midcap Value Index), as well as international equities (as measured by the MSCI EAFE Index) provided a cushion against falling prices, with between 360 to 500 basis points (a basis point is one hundredth of a percentage point) in outperformance compared to the S&P 500 Index.

•

The Portfolio also owned a number of actively managed portfolios that outperformed their benchmarks. Equity portfolios that outperformed their benchmarks (by as much as 10 percentage points) included EQ/American Century Mid Cap Value, EQ/Janus Enterprise and EQ/MFS International Growth. 1290 Diversified Bond and 1290 VT High Yield Bond also contributed relative outperformance to the Portfolio.

What hurt performance during the year?

•

Among the sector contributions, several of the Portfolio’s U.S. equity holdings provided a substantial absolute contribution to negative returns, especially EQ/Equity 500 Index and EQ/Small Company Index, which provided more than half the Portfolio’s losses.

•

On the bond side of the ledger, long-duration and high-quality bonds provided the most substantial drag on returns. Long-term Treasury bonds were hurt the worst by rising interest rates because they have the least cushion from coupons.

•

Most of the bond strategies hugged their benchmarks this year, however EQ/Quality Bond Plus lagged its benchmark. Equity portfolios that struggled against their benchmarks in 2022 included EQ/Value Equity and Multimanager Aggressive Equity.

Table by Asset Class (as a percentage of Total Investments in Securities)

As of December 31, 2022
Equity	85.7%
Fixed Income	14.3

TARGET 2045 ALLOCATION PORTFOLIO (Unaudited)

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of December 31, 2022
EQ/Equity 500 Index Portfolio	39.3%
EQ/International Equity Index Portfolio	13.9
EQ/Small Company Index Portfolio	10.9
EQ/MFS International Growth Portfolio	7.4
EQ/Emerging Markets Equity PLUS Portfolio	5.2
EQ/Value Equity Portfolio	3.0
1290 VT High Yield Bond Portfolio	2.8
EQ/Core Plus Bond Portfolio	2.5
EQ/American Century Mid Cap Value Portfolio	2.5
EQ/Long-Term Bond Portfolio	2.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class B
Actual	$1,000.00	$1,026.20	$2.93
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.31	2.93
Class K
Actual	1,000.00	1,026.50	1.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.57	1.65

* Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratio of 0.57% and 0.32%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (85.8%)
EQ/American Century Mid Cap Value Portfolio‡	195,059	$4,191,365
EQ/Emerging Markets Equity PLUS Portfolio‡	1,064,860	8,691,855
EQ/Equity 500 Index Portfolio‡	1,161,781	66,141,937
EQ/International Equity Index Portfolio‡	2,521,590	23,369,313
EQ/Janus Enterprise Portfolio*‡	192,486	3,727,162
EQ/MFS International Growth Portfolio‡	1,845,551	12,371,328
EQ/Small Company Index Portfolio‡	1,851,513	18,302,313
EQ/Value Equity Portfolio‡	275,554	5,121,122
Multimanager Aggressive Equity Portfolio*‡	47,559	2,366,883

Total Equity		144,283,278

Fixed Income (14.3%)
1290 Diversified Bond Fund‡	294,502	2,650,516
1290 VT High Yield Bond Portfolio‡	570,719	4,702,965
EQ/Core Bond Index Portfolio‡	328,539	2,953,990
EQ/Core Plus Bond Portfolio‡	1,219,068	4,196,988
EQ/Long-Term Bond Portfolio‡	576,443	3,991,521
EQ/PIMCO Ultra Short Bond Portfolio‡	246,938	2,368,842
EQ/Quality Bond PLUS Portfolio‡	418,613	3,167,085

Total Fixed Income		24,031,907

Total Investments in Securities (100.1%) (Cost $145,673,733)		168,315,185
Other Assets Less Liabilities (-0.1%)		(85,369)

Net Assets (100%)		$168,229,816

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the year ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	195,059	3,482,235	1,521,953	(213,977)	(815)	(598,031)	4,191,365	130,988	422,557
EQ/Emerging Markets Equity PLUS Portfolio	1,064,860	9,649,132	1,858,961	(398,919)	193	(2,417,512)	8,691,855	212,604	441,926
EQ/Equity 500 Index Portfolio	1,161,781	81,483,310	7,799,105	(6,618,379)	(58,599)	(16,463,500)	66,141,937	916,070	1,022,405
EQ/International Equity Index Portfolio	2,521,590	25,188,498	2,746,600	(1,025,792)	(413)	(3,539,580)	23,369,313	630,922	—
EQ/Janus Enterprise Portfolio*	192,486	2,976,134	1,643,906	(113,977)	158	(779,059)	3,727,162	—	245,497
EQ/MFS International Growth Portfolio	1,845,551	13,931,516	1,721,790	(569,884)	56	(2,712,150)	12,371,328	139,677	490,071
EQ/Small Company Index Portfolio	1,851,513	21,797,998	2,558,021	(873,823)	371	(5,180,254)	18,302,313	225,664	657,890
EQ/Value Equity Portfolio	275,554	5,892,897	619,868	(327,954)	(687)	(1,063,002)	5,121,122	69,947	113,103
Multimanager Aggressive Equity Portfolio*	47,559	3,293,216	636,709	(151,969)	(209)	(1,410,864)	2,366,883	—	345,497
Fixed Income
1290 Diversified Bond Fund	294,502	2,410,191	622,974	—	—	(382,649)	2,650,516	82,973	—
1290 VT High Yield Bond Portfolio	570,719	5,127,681	771,979	(407,954)	(9,387)	(779,354)	4,702,965	265,161	—
EQ/Core Bond Index Portfolio	328,539	2,882,274	669,861	(283,958)	(602)	(313,585)	2,953,990	56,894	7,550
EQ/Core Plus Bond Portfolio	1,219,068	4,608,314	747,514	(440,965)	(15,690)	(702,185)	4,196,988	116,252	3,649
EQ/Long-Term Bond Portfolio	576,443	4,790,627	936,432	(170,965)	(914)	(1,563,659)	3,991,521	135,927	2,892
EQ/PIMCO Ultra Short Bond Portfolio	246,938	2,198,783	372,562	(154,981)	(289)	(47,233)	2,368,842	38,397	2,156
EQ/Quality Bond PLUS Portfolio	418,613	3,233,306	581,664	(264,961)	(1,390)	(381,534)	3,167,085	29,848	22,801

Total		192,946,112	25,809,899	(12,018,458)	(88,217)	(38,334,151)	168,315,185	3,051,324	3,777,994

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$2,650,516	$165,664,669	$—	$168,315,185

Total Assets	$2,650,516	$165,664,669	$—	$168,315,185

Total Liabilities	$—	$—	$—	$—

Total	$2,650,516	$165,664,669	$—	$168,315,185

The Portfolio held no derivatives contracts during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$25,809,899
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$12,018,458

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,034,877
Aggregate gross unrealized depreciation	(9,474,295)

Net unrealized appreciation	$22,560,582

Federal income tax cost of investments in securities and derivative instruments, if applicable	$145,754,603

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $145,673,733)	$168,315,185
Cash	88,879
Receivable for Portfolio shares sold	80,469
Other assets	749

Total assets	168,485,282

LIABILITIES
Payable for Portfolio shares redeemed	104,053
Payable for securities purchased	42,779
Distribution fees payable – Class B	33,951
Administrative fees payable	18,803
Investment management fees payable	14,465
Accrued expenses	41,415

Total liabilities	255,466

NET ASSETS	$168,229,816

Net assets were comprised of:
Paid in capital	$142,868,860
Total distributable earnings (loss)	25,360,956

Net assets	$168,229,816

Class B
Net asset value, offering and redemption price per share, $158,103,098 / 12,804,671 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.35

Class K
Net asset value, offering and redemption price per share, $10,126,718 / 820,542 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.34

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$3,051,324
Interest	997

Total income	3,052,321

EXPENSES
Distribution fees – Class B	398,313
Administrative fees	210,832
Investment management fees	170,865
Custodian fees	89,000
Professional fees	43,829
Printing and mailing expenses	20,044
Trustees’ fees	5,005
Miscellaneous	2,626

Total expenses	940,514

NET INVESTMENT INCOME (LOSS)	2,111,807

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	(88,217)
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	3,777,994

Net realized gain (loss)	3,689,777

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(38,334,151)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(34,644,374)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(32,532,567)

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,111,807	$1,676,027
Net realized gain (loss)	3,689,777	8,949,995
Net change in unrealized appreciation (depreciation)	(38,334,151)	15,514,002

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(32,532,567)	26,140,024

Distributions to shareholders:
Class B	(7,962,829)	(7,208,394)
Class K	(563,672)	(615,301)

Total distributions to shareholders	(8,526,501)	(7,823,695)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 1,596,702 and 1,517,514 shares, respectively ]	21,477,957	23,239,640
Capital shares issued in reinvestment of dividends and distributions [ 652,099 and 468,309 shares, respectively ]	7,962,829	7,208,394
Capital shares repurchased [ (862,182) and (768,852) shares, respectively ]	(11,733,903)	(11,781,095)

Total Class B transactions	17,706,883	18,666,939

Class K
Capital shares sold [ 0 and 6,866 shares, respectively ]	—	105,607
Capital shares issued in reinvestment of dividends and distributions [ 46,103 and 39,959 shares, respectively ]	563,672	615,301
Capital shares repurchased [ (122,088) and (71,307) shares, respectively ]	(1,634,579)	(1,086,505)

Total Class K transactions	(1,070,907)	(365,597)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	16,635,976	18,301,342

TOTAL INCREASE (DECREASE) IN NET ASSETS	(24,423,092)	36,617,671
NET ASSETS:
Beginning of year	192,652,908	156,035,237

End of year	$168,229,816	$192,652,908

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class B	2022		2021		2020		2019		2018
Net asset value, beginning of year	$15.64		$14.03		$12.72		$10.69		$11.93

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.17		0.14		0.14		0.19		0.16
Net realized and unrealized gain (loss)	(2.80)		2.13		1.62		2.39		(1.10)

Total from investment operations	(2.63)		2.27		1.76		2.58		(0.94)

Less distributions:
Dividends from net investment income	(0.17)		(0.29)		(0.19)		(0.19)		(0.18)
Distributions from net realized gains	(0.49)		(0.37)		(0.26)		(0.36)		(0.12)

Total dividends and distributions	(0.66)		(0.66)		(0.45)		(0.55)		(0.30)

Net asset value, end of year	$12.35		$15.64		$14.03		$12.72		$10.69

Total return	(16.73)%		16.29%		14.07%		24.32%		(7.97)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$158,103		$178,632		$143,119		$114,928		$82,506
Ratio of expenses to average net assets:
After waivers (f)	0.57	%(j)	0.56	%(k)	0.59	%(m)	0.60	%(m)	0.59	%(m)
Before waivers (f)	0.57%		0.56%		0.60%		0.62%		0.64%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.23%		0.93%		1.13%		1.56%		1.34%
Before waivers (f)(x)	1.23%		0.93%		1.11%		1.53%		1.29%
Portfolio turnover rate^	7%		10%		12%		6%		8%

	Year Ended December 31,
Class K	2022		2021		2020		2019		2018
Net asset value, beginning of year	$15.64		$14.02		$12.71		$10.68		$11.92

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.18		0.17		0.14		0.19		0.16
Net realized and unrealized gain (loss)	(2.79)		2.15		1.65		2.42		(1.07)

Total from investment operations	(2.61)		2.32		1.79		2.61		(0.91)

Less distributions:
Dividends from net investment income	(0.20)		(0.33)		(0.22)		(0.22)		(0.21)
Distributions from net realized gains	(0.49)		(0.37)		(0.26)		(0.36)		(0.12)

Total dividends and distributions	(0.69)		(0.70)		(0.48)		(0.58)		(0.33)

Net asset value, end of year	$12.34		$15.64		$14.02		$12.71		$10.68

Total return	(16.58)%		16.65%		14.33%		24.62%		(7.71)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$10,127		$14,021		$12,916		$14,413		$13,597
Ratio of expenses to average net assets:
After waivers (f)	0.32	%(j)	0.31	%(k)	0.34	%(m)	0.35	%(m)	0.34	%(m)
Before waivers (f)	0.32%		0.31%		0.35%		0.37%		0.39%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.31%		1.12%		1.17%		1.56%		1.35%
Before waivers (f)(x)	1.31%		1.12%		1.15%		1.54%		1.30%
Portfolio turnover rate^	7%		10%		12%		6%		8%

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.04% for Class B and 0.79% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.03% for Class B and 0.78% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2055 ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/22

	1 Year	5 Years	Since Incept.
Portfolio – Class B Shares	(17.56)%	5.32%	6.50%
Portfolio – Class K Shares	(17.40)	5.56	6.75
S&P Target Date 2055 Index	(15.97)	5.31	6.63

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned (17.56)% for the year ended December 31, 2022. This compares to the Portfolio’s benchmark, the S&P Target Date 2055 Index, which returned (15.97)% over the same period.

Portfolio Highlights

In 2022, equities and bonds produced substantial losses, both domestically and internationally. Among bonds, short-term government issues and corporate bonds (with bigger coupons) mitigated some of the losses. Within equities, U.S. companies with lower valuations and higher dividends did relatively well. International stocks also outperformed their domestic counterparts.

Against this backdrop, the Portfolio underperformed its combination benchmark slightly. The Portfolio’s equity allocation accounted for 97% of the negative total return.

What helped performance during the year?

•

From an asset-allocation perspective, certain fixed income sectors mitigated the market’s broad losses in 2022. The Portfolio especially benefitted from holding short-term bonds, which were only slightly negative, or even positive at the very short end of the yield curve, for the year. Intermediate-term government and corporate bond holdings (as represented by the Bloomberg U.S. Intermediate Government/Credit Bond Index) also outperformed the broad bond market (as represented by the Bloomberg U.S. Aggregate Bond Index) by around 500 basis points (a basis point is one hundredth of a percentage point).

•

In addition, underlying holdings in the value equity sector, both the large-cap (as measured by the Russell 1000 Value Index) and mid-cap ranges (as measured by the Russell Midcap Value Index), as well as international equities (as measured by the MSCI EAFE Index) provided a cushion against falling prices, with between 360 to 500 basis points (a basis point is one hundredth of a percentage point) in outperformance compared to the S&P 500 Index.

•

The Portfolio also owned a number of actively managed portfolios that outperformed their benchmarks. Equity portfolios that outperformed their benchmarks by as much as 10 percentage points included EQ/American Century Mid Cap Value, EQ/Janus Enterprise and EQ/MFS International Growth. 1290 Diversified Bond and 1290 VT High Yield Bond also contributed relative outperformance to the Portfolio.

What hurt performance during the year?

•

Among the sector contributions, several of the Portfolio’s U.S. equity holdings provided a substantial absolute contribution to negative returns, especially EQ/Equity 500 Index and EQ/Small Company Index, which provided more than half the Portfolio’s losses.

•

On the bond side of the ledger, long-duration and high-quality bonds provided the most substantial drag on returns. Long-term Treasury bonds were hurt the worst by rising interest rates because they have the least cushion from coupons.

•

Most of the bond strategies hugged their benchmarks this year, however EQ/Quality Bond Plus lagged its benchmark. Equity portfolios that struggled against their benchmarks in 2022 included EQ/Value Equity and Multimanager Aggressive Equity.

Table by Asset Class (as a percentage of Total Investments in Securities)

As of December 31, 2022
Equity	95.9%
Fixed Income	4.1

TARGET 2055 ALLOCATION PORTFOLIO (Unaudited)

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of December 31, 2022
EQ/Equity 500 Index Portfolio	42.1%
EQ/International Equity Index Portfolio	14.8
EQ/Small Company Index Portfolio	13.0
EQ/MFS International Growth Portfolio	10.0
EQ/Emerging Markets Equity PLUS Portfolio	5.6
EQ/Value Equity Portfolio	4.7
Multimanager Aggressive Equity Portfolio	2.7
EQ/American Century Mid Cap Value Portfolio	1.8
1290 VT High Yield Bond Portfolio	1.3
EQ/Janus Enterprise Portfolio	1.3

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Class B
Actual	$1,000.00	$1,031.00	$3.25
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.00	3.24
Class K
Actual	1,000.00	1,031.30	1.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.26	1.96

* Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratio of 0.63% and 0.39%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2022

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (95.9%)
EQ/American Century Mid Cap Value Portfolio‡	58,727	$1,261,910
EQ/Emerging Markets Equity PLUS Portfolio‡	485,651	3,964,092
EQ/Equity 500 Index Portfolio‡	519,267	29,562,629
EQ/International Equity Index Portfolio‡	1,118,626	10,367,081
EQ/Janus Enterprise Portfolio*‡	46,234	895,246
EQ/MFS International Growth Portfolio‡	1,048,991	7,031,728
EQ/Small Company Index Portfolio‡	925,926	9,152,826
EQ/Value Equity Portfolio‡	176,347	3,277,379
Multimanager Aggressive Equity Portfolio*‡	37,983	1,890,312

Total Equity		67,403,203

Fixed Income (4.1%)
1290 Diversified Bond Fund‡	34,464	310,178
1290 VT High Yield Bond Portfolio‡	111,744	920,818
EQ/Core Bond Index Portfolio‡	46,674	419,657
EQ/Core Plus Bond Portfolio‡	123,328	424,592
EQ/Long-Term Bond Portfolio‡	69,164	478,916
EQ/PIMCO Ultra Short Bond Portfolio‡	14,886	142,799
EQ/Quality Bond PLUS Portfolio‡	26,811	202,840

Total Fixed Income		2,899,800

Total Investments in Securities (100.0%) (Cost $71,889,175)		70,303,003
Other Assets Less Liabilities (0.0%)†		(7,088)

Net Assets (100%)		$70,295,915

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the year ended December 31, 2022, were as follows:

Security Description	Shares at December 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	58,727	848,004	674,453	(83,606)	(360)	(176,581)	1,261,910	39,229	126,567
EQ/Emerging Markets Equity PLUS Portfolio	485,651	3,846,063	1,251,451	(108,589)	33	(1,024,866)	3,964,092	95,839	199,790
EQ/Equity 500 Index Portfolio	519,267	31,978,982	6,656,912	(2,282,058)	(4,241)	(6,786,966)	29,562,629	405,899	449,212
EQ/International Equity Index Portfolio	1,118,626	9,794,178	2,233,817	(273,834)	301	(1,387,381)	10,367,081	277,395	—
EQ/Janus Enterprise Portfolio*	46,234	561,658	533,092	(18,885)	6	(180,625)	895,246	—	58,167
EQ/MFS International Growth Portfolio	1,048,991	6,905,956	1,702,393	(188,851)	154	(1,387,924)	7,031,728	78,497	274,640
EQ/Small Company Index Portfolio	925,926	9,564,273	2,224,833	(250,227)	4	(2,386,057)	9,152,826	111,896	325,174
EQ/Value Equity Portfolio	176,347	3,253,662	722,543	(84,983)	(17)	(613,826)	3,277,379	44,401	70,977
Multimanager Aggressive Equity Portfolio*	37,983	2,327,216	677,464	(56,655)	(6)	(1,057,707)	1,890,312	—	272,687
Fixed Income
1290 Diversified Bond Fund	34,464	261,827	83,992	—	—	(35,641)	310,178	8,992	—
1290 VT High Yield Bond Portfolio	111,744	760,030	323,792	(28,328)	(64)	(134,612)	920,818	51,402	—
EQ/Core Bond Index Portfolio	46,674	334,410	143,936	(18,885)	(6)	(39,798)	419,657	7,964	1,046
EQ/Core Plus Bond Portfolio	123,328	299,536	191,992	(9,443)	(54)	(57,439)	424,592	11,684	349
EQ/Long-Term Bond Portfolio	69,164	485,647	177,679	(14,164)	(33)	(170,213)	478,916	16,149	335
EQ/PIMCO Ultra Short Bond Portfolio	14,886	—	144,955	—	—	(2,156)	142,799	2,324	130
EQ/Quality Bond PLUS Portfolio	26,811	—	212,855	—	—	(10,015)	202,840	1,921	934

Total		71,221,442	17,956,159	(3,418,508)	(4,283)	(15,451,807)	70,303,003	1,153,592	1,780,008

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2022

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$310,178	$69,992,825	$—	$70,303,003

Total Assets	$310,178	$69,992,825	$—	$70,303,003

Total Liabilities	$—	$—	$—	$—

Total	$310,178	$69,992,825	$—	$70,303,003

The Portfolio held no derivatives contracts during the year ended December 31, 2022.

Investment security transactions for the year ended December 31, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$17,956,159
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$3,418,508

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,766,595
Aggregate gross unrealized depreciation	(5,427,318)

Net unrealized depreciation	$(1,660,723)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$71,963,726

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $71,889,175)	$70,303,003
Cash	28,982
Receivable for Portfolio shares sold	53,755
Other assets	429

Total assets	70,386,169

LIABILITIES
Payable for securities purchased	22,526
Distribution fees payable – Class B	14,932
Administrative fees payable	7,805
Investment management fees payable	3,489
Payable for Portfolio shares redeemed	188
Accrued expenses	41,314

Total liabilities	90,254

NET ASSETS	$70,295,915

Net assets were comprised of:
Paid in capital	$71,271,822
Total distributable earnings (loss)	(975,907)

Net assets	$70,295,915

Class B
Net asset value, offering and redemption price per share, $69,933,304 / 5,489,877 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.74

Class K
Net asset value, offering and redemption price per share, $362,611 / 28,455 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.74

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$1,153,592
Interest	653

Total income	1,154,245

EXPENSES
Distribution fees – Class B	165,988
Administrative fees	82,495
Custodian fees	73,000
Investment management fees	66,777
Professional fees	40,107
Printing and mailing expenses	13,024
Trustees’ fees	1,895
Recoupment fees	211
Miscellaneous	2,668

Gross expenses	446,165
Less: Waiver from investment manager	(20,466)

Net expenses	425,699

NET INVESTMENT INCOME (LOSS)	728,546

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	(4,283)
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	1,780,008

Net realized gain (loss)	1,775,725

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(15,451,807)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(13,676,082)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(12,947,536)

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2022	2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$728,546	$496,579
Net realized gain (loss)	1,775,725	3,793,035
Net change in unrealized appreciation (depreciation)	(15,451,807)	5,382,837

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(12,947,536)	9,672,451

Distributions to shareholders:
Class B	(3,546,483)	(2,109,788)
Class K	(19,950)	(15,146)

Total distributions to shareholders	(3,566,433)	(2,124,934)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 1,197,420 and 1,102,844 shares, respectively ]	16,549,787	17,397,689
Capital shares issued in reinvestment of dividends and distributions [ 282,121 and 132,046 shares, respectively ]	3,546,482	2,109,788
Capital shares repurchased [ (325,166) and (288,076) shares, respectively ]	(4,499,209)	(4,491,118)

Total Class B transactions	15,597,060	15,016,359

Class K
Capital shares sold [ 1 and 1,399 shares, respectively ]	20	21,161
Capital shares issued in reinvestment of dividends and distributions [ 1,584 and 947 shares, respectively ]	19,950	15,146
Capital shares repurchased [ (1,126) and (16,612) shares, respectively ]	(16,712)	(260,748)

Total Class K transactions	3,258	(224,441)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	15,600,318	14,791,918

TOTAL INCREASE (DECREASE) IN NET ASSETS	(913,651)	22,339,435
NET ASSETS:
Beginning of year	71,209,566	48,870,131

End of year	$70,295,915	$71,209,566

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class B	2022		2021		2020		2019		2018
Net asset value, beginning of year	$16.32		$14.24		$12.63		$10.10		$11.25

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.15		0.13		0.14		0.20		0.18
Net realized and unrealized gain (loss)	(3.03)		2.46		1.73		2.50		(1.16)

Total from investment operations	(2.88)		2.59		1.87		2.70		(0.98)

Less distributions:
Dividends from net investment income	(0.15)		(0.32)		(0.19)		(0.17)		(0.17)
Distributions from net realized gains	(0.55)		(0.19)		(0.07)		—		—

Total dividends and distributions	(0.70)		(0.51)		(0.26)		(0.17)		(0.17)

Net asset value, end of year	$12.74		$16.32		$14.24		$12.63		$10.10

Total return	(17.56)%		18.30%		14.89%		26.75%		(8.74)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$69,933		$70,752		$248,268		$30,814		$15,557
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.64	%(j)	0.66	%(k)(o)	0.59	%(j)	0.59	%(j)	0.58	%(j)
Before waivers and reimbursements (f)	0.67%		0.68%		0.82%		0.88%		1.06%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	1.09%		0.82%		1.15%		1.68%		1.57%
Before waivers and reimbursements (f)(x)	1.06%		0.80%		0.92%		1.39%		1.10%
Portfolio turnover rate^	5%		6%		8%		28%		4%

	Year Ended December 31,
Class K	2022		2021		2020		2019		2018
Net asset value, beginning of year	$16.33		$14.25		$12.63		$10.10		$11.26

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.17		0.12		0.12		(0.01)		0.16
Net realized and unrealized gain (loss)	(3.03)		2.51		1.79		2.74		(1.13)

Total from investment operations	(2.86)		2.63		1.91		2.73		(0.97)

Less distributions:
Dividends from net investment income	(0.18)		(0.36)		(0.22)		(0.20)		(0.19)
Distributions from net realized gains	(0.55)		(0.19)		(0.07)		—		—

Total dividends and distributions	(0.73)		(0.55)		(0.29)		(0.20)		(0.19)

Net asset value, end of year	$12.74		$16.33		$14.25		$12.63		$10.10

Total return	(17.40)%		18.57%		15.21%		27.03%		(8.57)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$363		$457		$602		$852		$6,515
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.39	%(j)	0.41	%(k)(o)	0.34	%(j)	0.34	%(j)	0.33	%(j)
Before waivers and reimbursements (f)	0.42%		0.44%		0.58%		0.63%		0.80%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	1.19%		0.75%		0.99%		(0.07)%		1.36%
Before waivers and reimbursements (f)(x)	1.16%		0.72%		0.75%		(0.37)%		0.89%
Portfolio turnover rate^	5%		6%		8%		28%		4%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class B and 0.85% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.12% for Class B and 0.87% for Class K.
(o)	Includes extraordinary expenses of 0.02% and 0.02% for Class B and Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2022

Note 1	Organization and Significant Accounting Policies

EQ Premier VIP Trust (the “Trust”), was organized as a Delaware statutory trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers eleven diversified Portfolios (each, a “Portfolio” and together, the “Portfolios”). The investment adviser to each Portfolio is Equitable Investment Management Group, LLC (“EIM” or the “Adviser”), a wholly-owned subsidiary of Equitable Financial Life Insurance Company (“Equitable Financial”).

Each of the EQ/Conservative Allocation Portfolio, EQ/Conservative-Plus Allocation Portfolio, EQ/Moderate Allocation Portfolio, EQ/Moderate-Plus Allocation Portfolio and EQ/Aggressive Allocation Portfolio (each, an “EQ Allocation Portfolio” and together, the “EQ Allocation Portfolios”) and the Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio, Target 2045 Allocation Portfolio and Target 2055 Allocation Portfolio (each, a “Target Allocation Portfolio” and together, the “Target Allocation Portfolios”) pursues its investment objective by investing exclusively in other affiliated mutual funds managed by EIM. Each of the above referenced Portfolios are fund-of-funds. The underlying funds’ financial statements are included in the underlying funds’ annual reports, which are filed with the SEC on Form N-CSR and publicly available through the SEC’s EDGAR database (https://www.sec.gov/edgar/searchedgar/ companysearch.html).

The EQ/Core Plus Bond Portfolio may utilize multiple investment sub-advisers (each, a “Sub- Adviser”). Each of the Sub-Advisers independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio’s assets. Because each Sub-Adviser will invest its allocated portion of the Portfolio independently from the other Sub-Advisers, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when the Sub-Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Sub- Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Sub-Adviser believes continued exposure to the equity or fixed income markets is appropriate for their allocated portions of the Portfolio. Because each Sub-Adviser is responsible for the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Sub-Adviser, the Portfolio may incur higher brokerage costs, and may have higher portfolio turnover, than would be the case if a single Sub-Adviser were managing the entire Portfolio.

The Trust issues three classes of shares, Class A, Class B and Class K. The Class A and Class B shares are each subject to distribution fees imposed under distribution plans (“Distribution Plans”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, each class of shares has identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by Equitable Financial, or other affiliated or unaffiliated insurance companies, and to the Equitable Financial 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans.

The investment objectives of each Portfolio are as follows:

EQ/Conservative Allocation Portfolio — Seeks to achieve a high level of current income.

EQ/Conservative-Plus Allocation Portfolio — Seeks to achieve current income and growth of capital, with a greater emphasis on current income.

EQ/Moderate Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income.

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

EQ/Moderate-Plus Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

EQ/Aggressive Allocation Portfolio — Seeks to achieve long-term capital appreciation.

EQ/Core Plus Bond Portfolio (sub-advised by AXA Investment Managers US Inc., Brandywine Global Investment Management, LLC and Loomis, Sayles & Company, L.P.) — Seeks to achieve high total return through a combination of current income and capital appreciation. Effective January 1, 2022, AXA Investment Managers, Inc. was renamed AXA Investment Managers US Inc.

Target 2015 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2025 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2035 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2045 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2055 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The Portfolios are investment companies and, accordingly, follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. GAAP.

Valuation:

Equity securities (including securities issued by ETFs) listed on national securities exchanges are generally valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Other unlisted stocks are generally valued at their last sale price or official closing price, or if there is no such price, at a bid price estimated by a broker.

Corporate and municipal bonds and notes are generally valued on the basis of prices provided by a pricing service. The pricing services may utilize many inputs that are observable in making evaluations which may include, but are not limited to, trading activity for similar securities, issuer details, yields, default rates, credit spreads, quoted prices and any developments related to the specific securities. However, when such prices are not available, such bonds and notes are generally fair valued at a bid price estimated by a broker.

Mortgage-backed and asset-backed securities are generally valued at evaluated prices obtained from a pricing service where available, or fair valued at a bid price obtained from one or more of the major dealers in such securities. The pricing service may utilize data such as issuer type, coupon, cash flows, collateral performance, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date and the convertibility of the bond in making evaluations. If a quoted price is unavailable, an equivalent yield or yield spread quotes may be obtained from a broker and converted to a price.

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are generally valued at prices obtained from a bond pricing service where available. The pricing service may utilize data received from active market makers and broker- dealers yield curves and the spread over comparable U.S. Treasury issues in making evaluations.

Foreign securities, including foreign government securities, not traded directly in the U.S., or traded in American Depositary Receipts (“ADR”) or similar form, are generally valued at representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

Investments in shares of open-end investment companies (other than ETFs) held by a Portfolio are generally valued at the net asset value (“NAV”) of the shares of such funds as described in the underlying funds’ prospectuses.

Futures contracts are generally valued at their last settlement price or, if there is no sale, at the latest available bid price.

Forward foreign currency contracts are generally valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date. The pricing service may utilize data such as actual trading information and foreign currency rates gathered from leading market makers and foreign currency trading centers throughout the world in making evaluations. Forward foreign currency contracts may be settled with the counterparty in U.S. dollars without the delivery of foreign currency.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the fair value of the swap will be determined in good faith by the Trust’s Valuation Committee (as discussed below).

Securities for which market quotations are readily available are valued at their market value. All other securities are valued at their fair value, as determined in good faith by the Board of Trustees (the “Board”) of the Trust. In accordance with Rule 2a-5 under the Investment Company Act of 1940, as amended, the Board has designated EIM, the investment adviser to the Trust, as its valuation designee (the “Valuation Designee”). As Valuation Designee, EIM, subject to the oversight of the Board, is responsible for making fair valuation determinations in accordance with procedures (the “Pricing Procedures”) approved by the Board. EIM’s day-to-day responsibilities as Valuation Designee are performed by a valuation committee established by EIM (the “Committee”).

EIM has appointed Equitable Investment Management, LLC (the “Administrator”) to oversee the calculation of the net asset value (“NAV”) of the Portfolios and their respective share classes. The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain duties, including the calculation of the Portfolios’ NAVs.

Due to the inherent uncertainty of the valuation of securities for which market quotations are not readily available, the fair value of such securities may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of each Portfolio’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of December 31, 2022 is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to fair value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to fair value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors for fair valued securities. For example, with respect to model driven prices, the Committee may receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Committee may perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when the Committee deems that the particular event or circumstance would materially affect such Portfolio’s NAV.

Security Transactions and Investment Income:

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding taxes) and distributions to shareholders are recorded on the ex-dividend date, except that certain dividends from foreign securities, if any, are recognized as soon as the Portfolio is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the market value or fair value, as applicable, of the asset received. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily. The Trust records paydown gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income.

The Portfolios record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Those classified as short-term gain distributions are reflected as such for book but as ordinary income for tax. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency assets and/or liabilities, if any, is presented within total distributable earnings (loss) in the Statements of Assets and Liabilities.

Allocation of Expenses and Income:

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

The books and records of the Portfolios are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	Market value or fair value, as applicable, of investment securities, other assets and liabilities — at the valuation date.

(ii)	Purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Portfolio’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

Taxes:

Each Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal, state and local income tax provisions are required.

The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Portfolios’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended December 31, 2022, the Portfolios did not incur any interest or penalties. Each of the tax years in the four-year period ended December 31, 2022 remains subject to examination by the Internal Revenue Service, state and local taxing authorities.

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

Dividends from net investment income, if any, are declared and distributed at least annually for all Portfolios. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of a Portfolio to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. For the Portfolios, the cumulative significant differences related to the tax composition of undistributed ordinary income and long term gains are primarily due to capital loss carryforwards (EQ/Core Plus Bond) and conversion transactions (EQ/Moderate-Plus Allocation and EQ/Aggressive Allocation). In addition, short- term capital gains and foreign currency gains are treated as capital gains for U.S. GAAP purposes but are considered ordinary income for tax purposes. Capital and net specified losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of a Portfolio’s next taxable year. The tax character of distributions for the years ended December 31, 2022 and December 31, 2021 and the tax composition of undistributed ordinary income and undistributed long-term gains at December 31, 2022 are presented in the following table:

	Year Ended December 31, 2022		As of December 31, 2022		Year Ended December 31, 2021
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
EQ/Conservative Allocation	$12,339,418	$31,699,415	$—	$3,878,881	$17,115,388	$36,752,202
EQ/Conservative-Plus Allocation	12,530,699	65,796,303	—	10,384,312	29,910,686	61,532,969
EQ/Moderate Allocation	75,505,542	462,107,352	—	72,433,161	231,626,540	386,627,581
EQ/Moderate-Plus Allocation	78,347,424	768,538,150	—	121,323,405	394,959,988	599,855,901
EQ/Aggressive Allocation	27,345,006	409,693,373	—	56,383,605	179,905,260	264,997,348
EQ/Core Plus Bond	20,126,587	574,709	4,172,090	—	16,753,023	2,407,190
Target 2015 Allocation	682,829	2,176,003	—	508,086	840,997	3,908,391
Target 2025 Allocation	2,479,036	10,865,266	—	2,637,998	3,721,135	11,610,109
Target 2035 Allocation	2,825,590	7,077,210	—	2,787,597	4,196,212	5,962,823
Target 2045 Allocation	2,274,922	6,251,579	—	2,800,376	3,597,864	4,225,831
Target 2055 Allocation	767,824	2,798,609	—	816,301	1,322,705	802,229

There was no Return of Capital for 2021 or 2022.

Permanent book and tax basis differences resulted in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital at December 31, 2022 as follows:

Portfolios:	Undistributed Net Investment Income (Loss) (a)	Accumulated Net Realized Gain (Loss) (a)	Paid In Capital
EQ/Conservative Allocation	$776,454	$(776,454)	$—
EQ/Conservative-Plus Allocation	981,879	(981,879)	—
EQ/Moderate Allocation	6,374,493	(6,374,493)	—
EQ/Moderate-Plus Allocation	9,038,185	(9,038,185)	—
EQ/Aggressive Allocation	4,429,508	(4,429,508)	—
EQ/Core Plus Bond	485,574	(485,574)	—
Target 2015 Allocation	72,772	(72,772)	—
Target 2025 Allocation	171,913	(171,913)	—
Target 2035 Allocation	154,465	(154,465)	—
Target 2045 Allocation	144,405	(144,405)	—
Target 2055 Allocation	77,344	(77,344)	—

(a)	These components of net assets are included in Total Distributable Earnings (Loss) in the Statement of Assets and Liabilities

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

Net capital and net specified gains/losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio’s next taxable year. For the year ended December 31, 2022, the following Portfolios deferred to January 1, 2023 post-October losses of:

Portfolios:	Specified Loss	Short-Term Capital Loss (gain)	Long-Term Capital Loss (gain)
EQ/Conservative Allocation	$—	$4,744	$—
EQ/Moderate Allocation	—	940,985	—
EQ/Core Plus Bond	—	4,345,473	(1,613,444)
Target 2015 Allocation	—	1,336	—
Target 2025 Allocation	—	15,526	—

The following Portfolios utilized net capital loss carry forwards during the year and/or have capital losses incurred that will be carried forward:

	Utilized		Losses carried forward
Portfolios:	Short Term	Long Term	Short Term	Long Term
EQ/Core Plus Bond	$—	$—	$39,148,781	$24,705,624
Target 2055 Allocation	506,454	—	131,484	—

A portion of EQ/Core Plus Bond and Target 2055 Allocation’s capital loss carryforwards are subject to an annual limitation under the Internal Revenue Code and related regulations.

Accounting for Derivative Instruments:

Following is a description of how and why the Portfolios use derivative instruments, the type of derivatives utilized by the Portfolios during the reporting period, as well as the primary underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings in the Statement of Operations. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments. The volume of derivative activity, based on month-end notional amounts during the period is also noted in each respective Portfolio’s Portfolio of Investments. Portfolio securities are reserved and/or pledged with the custodian as collateral for current or potential derivative holdings as necessary throughout the year.

Futures Contracts and Foreign Currency Contracts:

The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios buy or sell futures contracts for the purpose of protecting their Portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from or cost of the closing transactions and the Portfolio’s basis in the contract. The Portfolios enter into futures contracts only on exchanges or a board of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, a Portfolio’s credit risk is limited to failure of the exchange or board of trade.

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

During the year ended December 31, 2022, certain Portfolios held forward foreign currency contracts to either gain exposure to certain currencies or enter into an economic hedge against changes in the values of securities held in the Portfolio that do not qualify for hedge accounting under Accounting Standards Codification (“ASC”) 815. The Statement of Operations for each Portfolio reflects realized gains or losses, if any, in forward currency transactions and change in unrealized gains or losses in forward foreign currency transactions. Further information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio.

The Portfolios may be exposed to foreign currency risks associated with Portfolio investments. Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios enter into contracts to purchase or sell foreign currencies at a future date (“forward foreign currency contracts”). A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking-to-market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from forward foreign currency transactions in the Statements of Operations of the Portfolios. The Portfolios may engage in these forward foreign currency contracts to protect against uncertainty in the level of future rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios also buy forward foreign currency contracts to gain exposure to currencies.

Swap Agreements:

The EQ/Core Plus Bond Portfolio may use interest rate swaps which involve the exchange between two parties of payments calculated by reference to specified interest rates (e.g., an exchange of floating rate payments for fixed rate payments). The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. Caps and floors may be less liquid than swaps. In addition, the value of interest rate transactions will fluctuate based on changes in interest rates.

The EQ/Core Plus Bond Portfolio may use inflation-linked swaps to provide inflation protection within it’s portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index while the other is a pre-determined fixed interest rate. The use of swaps exposes the Portfolio to interest rate risk.

Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. Over-the-counter (“OTC”) swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statements of Operations.

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

Forward settling transactions:

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward settling transactions”). Portfolios may designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or may enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value or fair value, as applicable, in the financial statements. Forward settling transaction may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is a risk in addition to the risk of decline in the value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Portfolios may enter into to-be-announced purchase or sale commitments (“TBA transactions”), pursuant to which it agrees to purchase or sell, respectively, mortgage backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by a Portfolio are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. Portfolios may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the portfolio maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the portfolio maintains an entitlement to the security to be sold.

Master netting arrangements and collateral:

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Sub-Advisers on behalf of the Portfolios with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third- party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Portfolio of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA transactions, delayed-delivery or sale-buybacks by and between the Sub-Advisers on behalf of the Portfolios and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged and/or received, and the net exposure by counterparty as of period end is disclosed in the Portfolio of Investments.

ISDA Master Agreements and Master Forward Agreements are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

and providing standardization that is intended to improve legal certainty. Under most ISDA Master Agreements and Master Forward Agreements, collateral is routinely pledged if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 (on a per counterparty basis) depending on the counterparty and the type of master agreement.

Collateral on OTC derivatives, forward settling transactions and centrally cleared derivatives may be in the form of cash or debt securities issued by the U.S. government or related agencies or foreign governments. Cash pledged as collateral by a Portfolio is reflected as cash held as collateral at the broker in the accompanying financial statements and generally is restricted from withdrawal by the Portfolio; securities pledged as collateral by a Portfolio are so noted in the accompanying Portfolio of Investments; both remain in the Portfolio’s assets. Securities received as collateral by counterparties are not included in the Portfolio’s assets because the Portfolio does not obtain effective control over those securities. The obligation to return cash collateral received from counterparties is included as a liability in the accompanying financial statements. Collateral posted or received by the Portfolio may be held in a segregated account at the respective counterparty or Portfolio’s custodian.

In connection with the adoption of Rule 18f-4 under the 1940 Act (the “Derivatives Rule” or “Rule 18f-4”), the SEC and its staff rescinded and withdrew applicable guidance and relief regarding the segregation of assets to cover derivatives transactions, effective as of August 19, 2022. On August 19, 2022, the Trust adopted and implemented a Derivatives Risk Management Program pursuant to Rule 18f-4 and Policies and Procedures for Limited Derivatives Users, in compliance with the Derivatives Rule. Accordingly, as of August 19, 2022, the Portfolios no longer segregate assets to cover derivatives transactions, as previously required and discussed above.

Market, Credit and Other Risks:

A Portfolio’s investments in financial instruments expose the Portfolio to various risks such as, but not limited to, market, interest rate, foreign currency, foreign securities, equity, and credit risks.

The market values of a Portfolio’s investments may decline due to factors that are specifically related to a particular company or issuer, as well as general market conditions, such as real or perceived adverse economic or political conditions, changes in the general outlook for corporate earnings, inflation rates and/or investor expectations concerning such rates, changes in interest rates or currency rates, or adverse investor sentiment generally. The market values of a Portfolio’s investments may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Even when markets perform well, there is no assurance that the investments held by a Portfolio will increase in value along with the broader market. World markets, or those in a particular region, may all react in similar fashion to important economic, political or other developments. Events such as environmental and natural disasters or other catastrophes, public health crises (such as the COVID-19 pandemic, which has caused significant global market disruptions), social unrest, and cybersecurity incidents, and governments’ reactions (or failure to react) to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy. Geopolitical and other events, including terrorism, tensions, war or other open conflicts between nations, or political or economic dysfunction within some nations that are global economic powers or major producers of oil, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects. Impacts from climate change may include significant risks to global financial assets and economic growth.

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. When nominal interest rates decline, the value of certain fixed-income securities held by a Portfolio generally rises. Conversely, when nominal interest rates rise, the value of certain fixed income securities held by a Portfolio generally decreases. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Portfolio may lose money if these changes are not anticipated by Portfolio management. A Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a security’s market price to interest rate (i.e., yield) movements.

Interest rates had been unusually low in recent years in the United States and abroad, but the interest rate environment changed dramatically in 2022 as interest rates moved significantly higher. Aggressive stimulus measures in 2020 and 2021, rising demand for goods and services, and supply chain disruptions contributed to a surge of inflation, and higher inflation often means higher interest rates. Due to concerns regarding high inflation in many sectors of the U.S. and global economy, the U.S. and many foreign governments and monetary authorities have raised interest rates and implemented other policy initiatives that are intended to rein in inflation, and they are currently expected to continue to raise rates. Inflation risk is the uncertainty over the future real value (after inflation) of an investment. A Portfolio’s investments may not keep pace with inflation, and the value of an investment in a Portfolio may be eroded over time by inflation. Rising interest rates may present a particularly greater risk than has historically been the case due to the effect of government fiscal and monetary policy initiatives and potential market reaction to those initiatives. As such, fixed-income and related markets may continue to experience heightened levels of interest rate volatility.

Many debt securities, derivatives and other financial instruments utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. The publication of most LIBOR settings was discontinued at the end of 2021, except for the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar-denominated LIBOR settings, which will continue through June 30, 2023. The Secured Overnight Financing Rate (“SOFR”) has been selected by a committee established by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York to replace LIBOR as a reference or benchmark rate in the United States. Other countries have undertaken similar initiatives to identify replacement reference or benchmark rates in their respective markets. However, there are obstacles to converting certain existing investments and transactions to a new reference or benchmark rate, as well as risks associated with using a new reference or benchmark rate with respect to new investments and transactions. The transition process, or a failure to transition properly, might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates, a reduction in the values of some LIBOR-based investments, and reduced effectiveness of certain hedging strategies, which may adversely affect a Portfolio’s performance or net asset value. In addition, the alternative reference or benchmark rate may be an ineffective substitute resulting in prolonged adverse market conditions for a Portfolio.

If a Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns. The

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Foreign (non-U.S.) securities in this report are classified by the country of risk of a holding. Investments in foreign securities, including depositary receipts, involve risks not associated with investment in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision and regulation than U.S. markets. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values, and it may take more time to clear and settle trades involving foreign securities. In addition, foreign operations or holding can involve risks relating to conditions in foreign countries.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on regional and global economies and could further increase volatility and uncertainty in the financial markets. The United States and other countries have imposed broad- ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that provide military or economic support to Russia. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that a Portfolio has exposure to Russian investments or investments in countries affected by the invasion, the Portfolio’s ability to price, buy, sell, receive or deliver such investments may be impaired. In addition, any exposure that a Portfolio may have to counterparties in Russia or in countries affected by the invasion could negatively impact a Portfolio’s investments. The extent and duration of military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict. These events have resulted in, and could continue to result in, significant market disruptions, including in certain industries or sectors such as the oil and natural gas markets, and may further strain global supply chains and negatively affect inflation and global growth. These and any related events could significantly impact a Portfolio’s performance and the value of an investment in a Portfolio beyond any direct exposure a Portfolio may have to Russian issuers or issuers in other countries affected by the invasion.

Forward settling transactions and forward foreign currency contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. They are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligations. If this occurs, a Portfolio may lose both the investment opportunity for its assets if set aside to pay for the security and any gain in the security. The use of forward settling transaction may result in market risk to the Portfolios that is greater than if the Portfolios had engaged solely in transactions that settle in the customary time.

Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss.

Equity securities and equity related investments generally have greater market price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. In addition, common stock prices may be particularly sensitive to rising interest rates, which increase borrowing costs and the costs of capital.

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

A Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Portfolio is subject to the risk that the issuer or guarantor of a fixed income security, or the counterparty to a transaction, is unable or unwilling, or is perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations, which may cause the Portfolio’s holding to lose value. The downgrade of a security’s credit rating may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. The credit quality of a security can deteriorate suddenly and rapidly.

Certain Portfolios may invest in below investment grade high-yield securities (commonly known as “junk bonds”). These securities are considered to be high risk investments. Securities rated below investment grade are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities because such securities are generally unsecured and subordinated to other creditors’ claims. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse economic conditions could make it difficult to sell certain securities or could result in lower prices than those used in calculating the Portfolio’s NAV.

Because certain Portfolios invest in affiliated mutual funds, unaffiliated investment companies or ETFs, the Portfolios indirectly pay a portion of the expenses incurred by the underlying funds and ETFs. As a result, the cost of investing in the Portfolios may be higher than the cost of investing in a Portfolio that invests directly in individual securities and financial instruments. The Portfolios are also subject to certain risks related to the underlying funds’ and ETFs’ investments in securities and financial instruments (such as fixed income securities, including high yield, asset-backed and mortgage-related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities) and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the underlying fund or ETF to meet its investment objective. With respect to the Portfolio’s investments in ETFs, there is also the risk that an ETF’s performance may not match that of the relevant index. It is also possible that an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of the Portfolio’s investments in the ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular underlying fund or ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the underlying fund or ETF, which will vary.

Offsetting Assets and Liabilities:

Certain Portfolios may be subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. As the Master Agreements are specific to unique operations of different asset types; they allow a Portfolio to close out and net its total exposure to counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally show derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Note 2	Management of the Trust

The Trust, on behalf of each Portfolio, has entered into an investment management agreement (the “Management Agreement”) with EIM, which provides that the Adviser is responsible for: (i) providing a continuous investment program for the Portfolios; (ii) monitoring the implementation of each Portfolio’s investment program; (iii) assessing each Portfolio’s investment objectives and policies, composition, investment style and investment process; (iv) effecting transactions for each Portfolio and selecting brokers or dealers to execute such transactions; (v) developing and

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

evaluating strategic initiatives with respect to the Portfolios; (vi) making recommendations to the Board regarding the investment programs of the Portfolios, including any changes to a Portfolio’s investment objectives and policies; (vii) coordinating and/or implementing strategic initiatives approved by the Board; and (viii) preparing and providing reports to the Board on the impact of such strategic initiatives. For the year ended December 31, 2022, for its services under the Management Agreement, the Adviser was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
Target 2015 Allocation	0.100% of average daily net assets
Target 2025 Allocation	0.100% of average daily net assets
Target 2035 Allocation	0.100% of average daily net assets
Target 2045 Allocation	0.100% of average daily net assets
Target 2055 Allocation	0.100% of average daily net assets

	(as a percentage of average daily net assets)
Portfolios:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $4 Billion	Next $3 Billion	Thereafter
EQ/Conservative Allocation	0.1000%	0.0925%	0.0900%	0.0875%	0.0825%	0.0800%
EQ/Conservative-Plus Allocation	0.1000	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Moderate Allocation	0.1000	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Moderate-Plus Allocation	0.1000	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Aggressive Allocation	0.1000	0.0925	0.0900	0.0875	0.0825	0.0800

	(as a percentage of average daily net assets)
Portfolio:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
EQ/Core Plus Bond	0.6000%	0.5800%	0.5600%	0.5400%	0.5300%

Prior to October 1, 2022 the following Portfolio’s management fees were as follows:

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $2 Billion	Next $2 Billion	Next $3 Billion	Next $3 Billion	Thereafter
EQ/Conservative Allocation	0.1000%	0.0925%	0.0900%	0.0875%	0.0850%	0.0825%
EQ/Conservative-Plus Allocation	0.1000	0.0925	0.0900	0.0875	0.0850	0.0825
EQ/Moderate Allocation	0.1000	0.0925	0.0900	0.0875	0.0850	0.0825
EQ/Moderate-Plus Allocation	0.1000	0.0925	0.0900	0.0875	0.0850	0.0825
EQ/Aggressive Allocation	0.1000	0.0925	0.0900	0.0875	0.0850	0.0825

With respect to the EQ/Core Plus Bond Portfolio, the Adviser has entered into an investment advisory agreement with each of the Sub-Advisers (“Sub-Advisory Agreements”). Each of the Sub- Advisory Agreements obligates the Sub-Advisers to: (i) continuously furnish investment programs for the Portfolio; (ii) place all orders for the purchase and sale of investments for the Portfolio with brokers or dealers selected by the Adviser or the respective Sub-Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Adviser pays the expenses of investment sub-advisory services provided to the Portfolio, including the fees of the Sub-Advisers.

Indemnification of Trustees and Officers

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that may provide

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

for general indemnifications. A Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio. However, based on experience, the Trust and management expect the risk of loss to be remote.

Compensation of Officers

Each officer of the Trust is an employee of Equitable Financial, EIM and/or Equitable Distributors, LLC (“Equitable Distributors” or the “Distributor”). No officer of the Trust, other than the Chief Compliance Officer, receives compensation paid by the Trust. During the year ended December 31, 2022, the three trusts in the complex reimbursed EIM for $290,000 of the Chief Compliance Officer’s compensation, including $37,842 reimbursed by the Trust.

Note 3	Administrative Fees

Pursuant to an administrative services agreement, the Administrator provides the Trust with necessary administrative, fund accounting, and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. The Administrator may carry out its responsibilities either directly or through sub-contracting with third party providers. For these services, each EQ Allocation Portfolio, Target Allocation Portfolio and EQ/Core Plus Bond Portfolio pays the Administrator, its proportionate share of an asset-based administration fee, subject to a minimum annual fee of $32,500 per Portfolio. The asset-based administration fee is equal to an annual rate of 0.140% on the first $60 billion of the aggregate average daily net assets of the EQ Allocation Portfolios, Target Allocation Portfolios, EQ/Core Plus Bond Portfolio and certain portfolios of EQAT; 0.110% on the next $20 billion; 0.0875% on the next $20 billion; 0.0775% on the next $20 billion; 0.0750% on the next $20 billion; 0.0725% thereafter.

Pursuant to a sub-administration arrangement with the Administrator, the Sub-Administrator assists the administrator in providing the Trust with certain administrative services, including monitoring of portfolio compliance and portfolio accounting support services, subject to the supervision of the Administrator.

Note 4	Custody Fees

The Trust has entered into a custody agreement (the “Custody Agreement”) with JPMorgan Chase Bank, N.A. (in this capacity, the “Custodian”). The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. The Custodian serves as custodian of the Trust’s Portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and the Custodian, the Custodian maintains and deposits in each Portfolio’s account, cash, securities and other assets of the Portfolios. The Custodian is also required, upon the order of the Trust, to deliver securities held by the Custodian, and to make payments for securities purchased by the Trust. The Custodian has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which Portfolio securities purchased outside the United States are maintained in the custody of these entities. At period end, certain of the Portfolios maintained a significant cash balance with the Custodian or its affiliates. These balances are presented as cash on each Portfolio’s Statement of Assets and Liabilities.

Note 5	Distribution Plans

The Trust, on behalf of each Portfolio, has entered into distribution agreements with Equitable Distributors, LLC, a wholly-owned subsidiary of Equitable Financial and an affiliate of EIM, pursuant to which the Distributor serves as the principal underwriter of the Class A, Class B and Class K shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to each of the Class A and Class B shares of the Trust (“Distribution Plans”). The Distribution Plans provide that the Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.25% of the average daily net assets attributable to each of the Trust’s Class A and Class B shares for which it provides service.

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

Note 6	Expense Limitation

In the interest of limiting the expenses of certain Portfolios (unless the Board consents to an earlier revision or termination of this arrangement), the Adviser and the Administrator have entered into an expense limitation agreement with the Trust through April 30, 2024 (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, the Adviser has agreed to make payments or waive management, administrative and other fees to limit the expenses of the Portfolios so that the annual operating expenses as a percentage of daily net assets for each Portfolio, inclusive of fees and expenses of other investment companies in which a Portfolio invests (but exclusive of interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business), do not exceed the following annualized rates:

	Maximum Annual Operating Expense Limit
Portfolios:	Class A+	Class B+	Class K
EQ/Conservative Allocation	1.00%	1.00%	0.75%
EQ/Conservative-Plus Allocation	1.10	1.10	0.85
EQ/Moderate Allocation	1.15	1.15	0.90
EQ/Moderate-Plus Allocation	1.20	1.20	0.95
EQ/Aggressive Allocation	1.25	1.25	1.00
EQ/Core Plus Bond	0.93	0.93	0.68
Target 2015 Allocation	N/A	1.10	0.85
Target 2025 Allocation	N/A	1.10	0.85
Target 2035 Allocation	N/A	1.10	0.85
Target 2045 Allocation	N/A	1.10	0.85
Target 2055 Allocation	N/A	1.10	0.85

+	Includes amounts payable pursuant to Rule 12b-1.
N/A	The shares of the Portfolio class are not currently offered for sale.

Prior to November 11, 2022 the following Portfolio’s expense limitations were as follows:

	Maximum Annual Operating Expense Limit
Portfolios:	Class A+	Class B+	Class K
EQ/Core Plus Bond	0.95	0.95	0.70

+	Includes amounts payable pursuant to Rule 12b-1.
N/A	The shares of the Portfolio class are not currently offered for sale.

The Adviser first waives its management fees, then waives its administration fees, and then reimburses a Portfolio’s expenses out of its own resources. The Adviser may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded, provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of such Portfolio to exceed the percentage limits mentioned above for the respective period. Consequently, no reimbursement by a Portfolio will be made unless the Portfolio’s total annual expense ratio is less than the respective percentages stated above for the respective period. Any reimbursement, called Recoupment fees on the Statement of Operations, will be based on the earliest fees waived or assumed by the Adviser. During the year ended December 31, 2022, the following Portfolio incurred Recoupment Fees:

Portfolios:	Recoupment Fees
Target 2055	$211

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

At December 31, 2022, under the Expense Limitation Agreement, the amount eligible for potential recoupment from each Portfolio, and its respective expiration year, is as follows:

Portfolios:	2023	2024	2025	Total Eligible For Recoupment
EQ/Conservative Allocation	$294,979	$282,557	$305,671	$883,207
EQ/Core Plus Bond	282,288	454,052	650,219	1,386,559
Target 2015 Allocation	55,324	94,567	108,007	257,898
Target 2025 Allocation	—	—	7,829	7,829
Target 2055 Allocation	36,282	18,386	21,368	76,036

Note 7	Percentage of Ownership by Affiliates

Shares of affiliated underlying investment companies may be held by the Portfolios. The following tables represent the percentage of ownership that each Portfolio has in each respective affiliated underlying investment company’s net assets as of December 31, 2022.

Portfolios:	EQ/ Conservative Allocation	EQ/ Conservative- Plus Allocation	EQ/ Moderate Allocation	EQ/ Moderate- Plus Allocation	EQ/ Aggressive Allocation
1290 VT DoubleLine Opportunistic Bond Portfolio	8.80%	7.55%	38.44%	28.13%	3.85%
1290 VT Equity Income Portfolio	0.82	1.74	13.22	26.39	14.50
1290 VT GAMCO Small Company Value Portfolio	0.04	0.14	1.70	3.74	2.35
1290 VT High Yield Bond Portfolio	3.12	2.65	13.63	9.73	1.35
1290 VT Micro Cap Portfolio	1.24	2.89	24.71	45.33	20.48
1290 VT Small Cap Value Portfolio	—	1.25	11.05	20.01	9.60
ATM Large Cap Managed Volatility Portfolio	1.95	3.71	24.87	44.05	25.42
ATM Mid Cap Managed Volatility Portfolio	5.24	8.23	32.22	36.09	18.22
ATM Small Cap Managed Volatility Portfolio	0.57	2.37	23.29	49.23	24.54
ATM International Managed Volatility Portfolio	0.96	2.86	27.60	44.66	23.91
EQ/AB Small Cap Growth Portfolio	0.20	0.66	6.73	12.90	5.25
EQ/American Century Mid Cap Value Portfolio	0.58	0.63	3.79	4.13	2.09
EQ/ClearBridge Select Equity Managed Volatility Portfolio	1.40	2.48	16.73	26.46	16.11
EQ/Core Bond Index Portfolio	2.51	1.81	8.87	6.16	0.70
EQ/Franklin Small Cap Value Managed Volatility Portfolio	—	1.11	13.13	28.23	15.00
EQ/Global Equity Managed Volatility Portfolio	0.27	0.80	7.68	12.61	7.33
EQ/Intermediate Government Bond Portfolio	2.47	1.88	9.12	6.38	0.73
EQ/International Core Managed Volatility Portfolio	0.24	0.77	7.46	11.70	5.69
EQ/International Equity Index Portfolio	0.04	0.10	0.47	0.46	0.46
EQ/International Value Managed Volatility Portfolio	0.43	1.27	12.88	19.68	9.79
EQ/Janus Enterprise Portfolio	0.48	0.82	2.92	3.14	1.26
EQ/JPMorgan Value Opportunities Portfolio	0.45	0.94	7.12	13.04	7.18
EQ/Large Cap Core Managed Volatility Portfolio	0.65	1.02	6.96	13.38	8.01
EQ/Large Cap Growth Index Portfolio	0.08	0.10	0.41	0.46	0.29
EQ/Large Cap Value Managed Volatility Portfolio	0.15	0.32	2.40	4.76	2.79

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

Portfolios:	EQ/ Conservative Allocation	EQ/ Conservative- Plus Allocation	EQ/ Moderate Allocation	EQ/ Moderate- Plus Allocation	EQ/ Aggressive Allocation
EQ/Long-Term Bond Portfolio	2.62%	3.23%	19.75%	16.22%	2.23%
EQ/Loomis Sayles Growth Portfolio	0.84	1.41	9.66	15.24	7.88
EQ/MFS International Growth Portfolio	0.39	1.18	12.01	19.70	10.84
EQ/Morgan Stanley Small Cap Growth Portfolio	0.53	1.69	16.89	31.69	13.89
EQ/PIMCO Ultra Short Bond Portfolio	8.90	6.70	32.26	23.84	3.04
EQ/Quality Bond PLUS Portfolio	3.25	2.87	14.71	10.82	1.31
EQ/T. Rowe Price Growth Stock Portfolio	0.20	0.39	2.60	3.69	1.59
EQ/Value Equity Portfolio	0.27	0.60	4.55	9.07	5.17
Multimanager Core Bond Portfolio	6.68	5.80	30.26	22.17	2.76
1290 Diversified Bond Fund	4.22	3.65	18.53	13.50	1.67
EQ/Core Plus Bond Portfolio	5.07	4.43	22.50	15.35	1.81

Portfolios:	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation	Target 2055 Allocation
1290 VT High Yield Bond Portfolio	1.41%	4.38%	3.94%	2.25%	0.44%
EQ/American Century Mid Cap Value Portfolio	0.12	0.79	0.62	0.71	0.21
EQ/Core Bond Index Portfolio	0.05	0.15	0.12	0.06	0.01
EQ/Emerging Markets Equity PLUS Portfolio	1.10	7.32	11.71	11.34	5.17
EQ/Equity 500 Index Portfolio	0.05	0.45	0.87	0.91	0.41
EQ/International Equity Index Portfolio	0.11	0.97	1.58	1.60	0.71
EQ/Janus Enterprise Portfolio	0.10	0.43	0.42	0.29	0.07
EQ/Long-Term Bond Portfolio	0.11	0.37	0.33	0.18	0.02
EQ/MFS International Growth Portfolio	0.07	0.59	1.03	1.00	0.57
EQ/PIMCO Ultra Short Bond Portfolio	0.24	0.71	0.54	0.29	0.02
EQ/Quality Bond PLUS Portfolio	0.23	0.62	0.50	0.26	0.02
EQ/Small Company Index Portfolio	0.04	0.69	1.45	1.52	0.76
EQ/Value Equity Portfolio	0.04	0.19	0.31	0.35	0.22
Multimanager Aggressive Equity Portfolio	0.04	0.18	0.20	0.20	0.16
1290 Diversified Bond Fund	0.57	1.34	0.88	0.42	0.05
EQ/Core Plus Bond Portfolio	0.57	1.51	1.11	0.56	0.06

Portfolio:	EQ/All Asset Growth Allocation
EQ/Core Plus Bond Portfolio	3.04%

Note 8	Reorganization and Restructuring Transactions

The following transactions occurred during 2022:

After the close of business on November 11, 2022, EQ/Core Plus Bond Portfolio acquired the net assets of the EQ/Franklin Strategic Income Portfolio, a series of the EQ Advisors Trust, pursuant to a Plan of Reorganization and Termination as approved by contractholders on September 28, 2022. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by EIM with similar investment objectives. The reorganization was accomplished by a taxable exchange resulting in the EQ/Core Plus Bond Portfolio issuing 24,388,475 Class B shares (valued at $83,049,176) in exchange for 9,520,210 Class IB shares EQ/Franklin Strategic Income Portfolio. Cash in the amount of $83,118,685 in addition to securities held by EQ/Franklin Strategic Income Portfolio which had a fair value of $1,753 at November 11, 2022, were the principal assets acquired by EQ/Core Plus Bond Portfolio. For U.S. GAAP purposes, assets received and shares

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Concluded)

December 31, 2022

issued by EQ/Core Plus Bond Portfolio were recorded at fair value. EQ/Franklin Strategic Income Portfolio’s net assets at the merger date of $83,049,176, were combined with those of EQ/Core Plus Bond Portfolio. Assuming the acquisition had been completed January 1, 2022, the beginning of the annual reporting period of EQ/Core Plus Bond Portfolio, pro forma results of operations for the year ended December 31, 2022 would have resulted in a net investment income of $22,509,456 and net realized and unrealized loss of $(130,559,058) resulting in a decrease in net assets from operations of $(108,049,602). Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the EQ/Franklin Strategic Income Portfolio that have been included in EQ/Core Plus Bond Portfolio’s Statement of Operations since the merger date. Prior to the combination, the net assets of the EQ/Core Plus Bond Portfolio totaled $628,158,576. Immediately after the combination, the net assets of the EQ/Core Plus Bond Portfolio totaled $711,207,752.

The following transactions occurred during 2021:

After the close of business on June 18, 2021, EQ/Core Plus Bond Portfolio, acquired the net assets of the EQ/Global Bond PLUS Portfolio, a series of the EQ Advisors Trust, pursuant to an Agreement and a Plan of Reorganization and Termination as approved by shareholders on June 4, 2021. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by EIM with similar investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the EQ/Core Plus Bond Portfolio issuing 2,658,406 Class A shares, 15,733,478 Class B shares, and 47,375,328 Class K shares (valued at $11,241,140, $66,292,858, and $201,256,736, respectively) in exchange for 1,221,838 Class IA shares, 7,222,300 Class IB shares, and 21,701,937 Class K shares, respectively, of EQ/Global Bond PLUS Portfolio. The securities held by EQ/Global Bond PLUS Portfolio, with a fair value of $96,470,737 and identified cost of $93,969,675, and cash in the amount of $182,319,997, at June 18, 2021, were the principal assets acquired by EQ/Core Plus Bond Portfolio. For U.S. GAAP purposes, assets received and shares issued by EQ/Core Plus Bond Portfolio were recorded at fair value; however, the cost basis of the investments from EQ/Global Bond PLUS Portfolio was carried forward to align ongoing reporting of EQ/Core Plus Bond Portfolio’s realized and unrealized gains and losses with amounts distributable to contract holders for tax purposes. EQ/Global Bond PLUS Portfolio’s net assets at the merger date of $278,790,734, including $2,501,062 of unrealized appreciation, $(2,649,370) of undistributed net investment loss and $349,756 of undistributed net realized loss on investments, were combined with those of EQ/Core Plus Bond Portfolio. Assuming the acquisition had been completed January 1, 2021, the beginning of the annual reporting period of EQ/Core Plus Bond Portfolio, pro forma results of operations for the year ended December 31, 2021 would have resulted in net investment income of $11,132,115 and net realized and unrealized loss of $(22,202,927) resulting in a decrease in net assets from operations of $(11,070,812). Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the EQ/Global Bond PLUS Portfolio that have been included in EQ/Core Plus Bond Portfolio’s Statement of Operations since the merger date. Prior to the combination, the net assets of the EQ/Core Plus Bond Portfolio totaled $479,253,868. Immediately after the combination, the net assets of the EQ/Core Plus Bond Portfolio totaled $758,044,602.

Note 9	Subsequent Events

The Adviser evaluated subsequent events from December 31, 2022, the date of these financial statements, through the date these financial statements were issued. The subsequent events include the following:

Effective January 1, 2023, a newly established entity, Equitable Investment Management, LLC (“EIM II”), became the administrator for the Trust and the Portfolios. The transfer of administration services to EIM II did not result in any change in the nature, scope or quality of the administration services being provided to the Trust and the Portfolios, or the personnel providing such services, and did not result in any change in the administration fees paid by the Portfolios.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of EQ Premier VIP Trust and Shareholders of each of the eleven funds listed below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of EQ/Conservative Allocation Portfolio, EQ/Conservative-Plus Allocation Portfolio, EQ/Moderate Allocation Portfolio, EQ/Moderate-Plus Allocation Portfolio, EQ/Aggressive Allocation Portfolio, EQ/Core Plus Bond Portfolio, Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio, Target 2045 Allocation Portfolio and Target 2055 Allocation Portfolio (constituting EQ Premier VIP Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2022, the related statements of operations for the year ended December 31, 2022, the statements of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2022 and each of the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 17, 2023

We have served as the auditor of one or more investment companies in the EIM LLC — advised mutual fund complex since 1997.

PricewaterhouseCoopers LLP, PricewaterhouseCoopers Center, 300 Madison Avenue, New York, NY 10017 T: (646) 471 3000, www.pwc.com/us

EQ PREMIER VIP TRUST

DISCLOSURE REGARDING ADVISORY CONTRACT APPROVALS

APPROVALS OF INVESTMENT ADVISORY AND INVESTMENT SUB-ADVISORY AGREEMENTS DURING THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2022 (UNAUDITED)

At an in-person meeting held on July 12-13, 2022, the Board of Trustees (the “Board”) of EQ Premier VIP Trust (the “Trust”), including those Trustees who are not parties to any Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Equitable Investment Management Group, LLC (“EIM” or the “Adviser”) and, as applicable, the renewal of the Investment Sub-Advisory Agreements (each, a “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) between the Adviser and each investment sub-adviser (each, a “Sub-Adviser” and together, the “Sub-Advisers”), as shown in the table below with respect to the series of the Trust (each, a “Portfolio” and together, the “Portfolios”) listed below, for an additional one-year term.

Portfolios	Agreement(s) Renewed by the Trust’s Board with respect to the Portfolios

EQ/Aggressive Allocation Portfolio

EQ/Conservative Allocation Portfolio

EQ/Conservative-Plus Allocation Portfolio

EQ/Moderate Allocation Portfolio

EQ/Moderate-Plus Allocation Portfolio

(collectively, the “EQ Allocation Portfolios”)

Target 2015 Allocation Portfolio

Target 2025 Allocation Portfolio

Target 2035 Allocation Portfolio

Target 2045 Allocation Portfolio

Target 2055 Allocation Portfolio

(collectively, the “Target Allocation Portfolios”)

Advisory Agreement with EIM

EQ/Core Plus Bond Portfolio

Advisory Agreement with EIM

Sub-Advisory Agreement with AXA Investment Managers US Inc. (“AXA IM”)

Sub-Advisory Agreement with Brandywine Global Investment Management, LLC (“Brandywine Global”)

Sub-Advisory Agreement with Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

In reaching its decision to renew the Agreement(s) with respect to each Portfolio, the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interests of the Portfolio and its investors. The Board further considered all factors it deemed relevant with respect to each Portfolio, including: (1) the nature, quality and extent of the overall services to be provided to the Portfolio by the Adviser, the relevant Sub-Advisers and, where applicable, their respective affiliates, including the investment performance of the Portfolio (and, where applicable, each allocated portion of the Portfolio advised by a different Sub-Adviser); (2) the level of the Portfolio’s advisory fee and, where applicable, sub-advisory fees, and the Portfolio’s expense ratios relative to those of peer funds; (3) the costs of the services to be provided by, and the profits to be realized by, the Adviser and its affiliates from their relationships with the Portfolio; (4) the anticipated effect of growth and size on the Portfolio’s performance and expenses, including any potential economies of scale and, if so, whether any such economies of scale are equitably shared with investors; and (5) “fall-out” benefits that may accrue to the Adviser, the relevant Sub-Advisers, and their respective affiliates (that is, indirect benefits that they would not receive but for their relationships with the Portfolio). In considering each Agreement, the Board members did not identify any particular factor or information that was all-important or controlling, and each Trustee may have given different weights to different factors and, thus, each Trustee may have had a different basis for his or her decision.

In connection with its deliberations, the Board took into account a broad range of information (both written and oral) provided to the Board, including its various committees, throughout the year, as well as information provided specifically in connection with the annual renewal process. The Trustees also recognized that the contractual arrangements for the Portfolios have been reviewed by the Trustees and discussed with the Adviser in prior years and that the Trustees’ conclusions may take into account conclusions reached during their consideration of these same arrangements in prior years. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process.

Information provided and discussed throughout the year included investment performance reports and related financial and general market outlook information for each Portfolio, as well as periodic reports on, among other matters, brokerage allocation and execution; pricing and valuation; legal and compliance matters; shareholder and other services and support provided to the Portfolios by the Adviser, the relevant Sub-Advisers and their respective affiliates; actual and potential conflicts of interest that could impact the business operations and relationships of the Adviser and the Trust or affect the Adviser’s recommendations about Sub-Advisers; sales and marketing activity; and risk management. In addition, the sub-groups of the Board’s Investment Committee, composed of Independent Trustees, met individually with, and engaged in extensive discussions along with management representatives and outside legal counsel with, the Sub-Advisers during presentations made at regularly scheduled Investment Committee meetings during the year.

Information provided and discussed specifically in connection with the annual renewal process included a report prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of mutual fund industry data, as well as additional substantial material prepared by management. Broadridge provided its report directly to the Independent Trustees and included in its report comparative fee, expense, and investment performance information for each Portfolio. The Independent Trustees, in consultation with their independent legal counsel, annually review and assess and, as they deem appropriate, request revisions to, the materials provided by Broadridge to ensure that the Independent Trustees continue to receive comparative fee, expense, and investment performance information in a format that facilitates and enhances their review of the Portfolios’ investment advisory arrangements. The additional material prepared by management generally included Portfolio-by-Portfolio information showing each Portfolio’s average net assets; advisory fees and, where applicable, sub-advisory fees; expense ratios; expense limitation arrangements; investment performance (in addition to the performance information prepared by Broadridge); and profitability information, including information regarding the profitability of the Adviser’s operations on an overall Trust basis, as well as on a Portfolio-by-Portfolio basis. In addition, for each Portfolio, the Adviser and, where applicable, the relevant Sub-Advisers provided separate materials describing the Portfolio’s investment performance over various time periods and the services provided and the fees charged with respect to the Portfolio, and discussing whether the Portfolio had performed as expected over time and other matters. In 2022, at the Board’s request, management, in collaboration with fund counsel and Independent Trustees’ counsel, engaged in a review of materials provided to the Board by Sub-Advisers in response to past years’ requests, as part of an ongoing effort to streamline and enhance the quality of the materials and other information provided by the Sub-Advisers in connection with the Board’s annual consideration of the renewal of the investment sub-advisory arrangements, to facilitate and enhance the Board’s review.

The annual renewal process extends over at least two regular meetings of the Board in June and July, although the Independent Trustees believe that in fact the process extends year-round, to ensure that the Adviser and the Sub-Advisers have time to respond to any questions the Independent Trustees may have on their initial review of the materials and that the Independent Trustees have time to consider those responses. The Independent Trustees also held a conference call in advance of the meeting at which the Board approved the renewal of the Agreements to review the information provided and communicated follow-up questions for management to address at the renewal meeting. The Independent Trustees also met in executive sessions during the meeting to discuss the Agreements and the information provided. When invited, management representatives attended portions of the executive sessions to review and discuss matters relating to the Agreements and to provide additional information requested by the Independent Trustees. At the meeting and during the portions of the executive sessions attended by management, the Independent Trustees and management engaged in extensive discussions and negotiations regarding the Agreements. As noted below, as a result of these extensive discussions and negotiations, the Adviser agreed to implement revisions to the advisory fee rate schedule for the EQ Allocation Portfolios that are expected to lower these Portfolios’ advisory fees at current and/or higher asset levels. The Independent Trustees were assisted by independent legal counsel prior to and during the meeting and during their deliberations regarding the Agreements, and also received from legal counsel materials addressing, among other things, the legal standards applicable to their consideration of the proposed renewal of the Agreements. In addition, the Independent Trustees requested and reviewed information and met during the year to discuss information relevant to their annual consideration of the Agreements.

The Board also noted that the Trust is an affiliated investment company of EQ Advisors Trust and 1290 Funds, which are also managed by the Adviser, and that all of the Board members also currently serve on the Boards of Trustees of EQ Advisors Trust and 1290 Funds. The Board also noted that each Sub-Adviser currently serves as an investment sub-adviser for one or more series, or allocated portion(s) of series, of EQ Advisors Trust and 1290 Funds. The Trustees took into account information relating to the Adviser and the Sub-Advisers provided to the Trustees, in their capacities as Trustees of EQ Advisors Trust and 1290 Funds, at prior meetings of the Boards of Trustees of EQ Advisors Trust and 1290 Funds, and the Trustees noted their experience and familiarity with the Adviser, the Sub-Advisers, and the series of EQ Advisors Trust and 1290 Funds gained from their service on the Boards of Trustees of EQ Advisors Trust, 1290 Funds, and the Trust. The Trustees also noted that the EQ Allocation and Target Allocation Portfolios of the Trust operate as funds-of-funds managed by the Adviser, and series of EQ Advisors Trust and 1290 Funds serve as underlying investment options for these Portfolios of the Trust.

Although the Board approved the renewal of the Agreements for all of the Portfolios at the same Board meeting, the Board considered each Portfolio separately. In approving the renewal of the relevant Agreement(s) with respect to each Portfolio, each Trustee, including the Independent Trustees, after considering all factors they deemed relevant, reached a determination, with the assistance of Independent Trustees’ counsel and fund counsel and through the exercise of their own business judgment, that the advisory fee and, where applicable, sub-advisory fees were fair and reasonable and that the renewal of the Agreement(s) was in the best interests of the applicable Portfolio and its investors. Although the Board gave attention to all information provided, the following discusses some of the primary factors it deemed relevant to its decision to renew the Agreements.

Nature, Quality and Extent of Services

The Board evaluated the nature, quality and extent of the overall services to be provided to each Portfolio and its investors by the Adviser, the relevant Sub-Advisers and, where applicable, their respective affiliates. In addition to the investment performance and expense information discussed below, the Board considered the Adviser’s and each relevant Sub-Adviser’s responsibilities with respect to each Portfolio and the Adviser’s and each relevant Sub-Adviser’s experience in serving as an investment adviser for the Portfolio(s) and for funds and accounts similar to the Portfolio(s) each advises, including, as applicable, series (or allocated portion(s) of series) of EQ Advisors Trust and 1290 Funds.

With respect to the Adviser, the Board considered that the Adviser is responsible for, among other things, developing investment strategies for the Portfolios; making investment decisions for the Portfolios that it manages directly; monitoring and evaluating the performance of the Portfolios; monitoring the investment operations and composition of the Portfolios and, in connection therewith, monitoring compliance with the Portfolios’ investment objectives, policies and restrictions, as well as the Portfolios’ compliance with applicable law and the Trust’s compliance policies and procedures; placing orders for the purchase and sale of investments for the Portfolios that it manages directly; monitoring brokerage selection, commission and other trading costs, quality of execution, and other brokerage matters, where applicable; coordinating and managing the flow of information and communications relating to the Portfolios among the applicable parties; coordinating responses to regulatory agency inquiries relating to the operations of the Trust and coordinating litigation matters involving the Adviser and the Trust; and implementing Board directives as they relate to the Portfolios. The Board also considered that, with respect to EQ/Core Plus Bond Portfolio, the Adviser also is responsible for researching, selecting and hiring Sub-Advisers, conducting ongoing due diligence on and monitoring Sub-Advisers, and, when necessary or advisable, terminating or replacing Sub-Advisers; allocating and rebalancing Portfolio assets among Sub-Advisers; and overseeing the selection of investments for the Portfolio. The Board also considered information regarding the Adviser’s process for selecting and monitoring the Sub-Advisers and the other service providers to the Portfolios and its process for making investment decisions for the Portfolios that it manages directly, as well as information regarding the qualifications and experience of, and resources available to, the personnel who perform those functions with respect to the Portfolios. In addition, the Board considered the quality of the Adviser’s communications with the Board and the Adviser’s responsiveness to Board inquiries and requests made from time to time with respect to the Portfolios. The Board further considered that the Adviser also provides the Trust with personnel, including Trust officers, in connection with carrying out its responsibilities and is responsible for coordinating the development of new initiatives and evaluating the impact of proposed products and services on the Trust and its assets. The Board also considered that the Adviser assumes significant entrepreneurial risk in sponsoring new or restructured Portfolios and that the Adviser also bears and assumes significant ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks, with respect to all

Portfolios. The Board considered that the Adviser’s responsibilities with respect to all Portfolios include daily monitoring of investment, operational, enterprise, litigation, regulatory and compliance risks as they relate to the Portfolios. The Board also considered periodic reports provided to the Board regarding the Adviser’s ongoing risk management activities. The Board also noted increased regulatory risk.

With respect to the Sub-Advisers, the Board considered that each Sub-Adviser, subject to the oversight of the Adviser, is responsible for making investment decisions for the portion of the EQ/Core Plus Bond Portfolio that it sub-advises; placing with brokers or dealers orders for the purchase and sale of investments for the portion of the EQ/Core Plus Bond Portfolio that it sub-advises; and performing certain related administrative functions. The Board also reviewed information regarding each Sub-Adviser’s process for selecting investments for the portion of the EQ/Core Plus Bond Portfolio that it sub-advises, as well as information regarding the qualifications and experience of the Sub-Adviser’s portfolio managers who provide services to the EQ/Core Plus Bond Portfolio, as well as information on succession planning. The Board also considered information regarding each Sub-Adviser’s policies for executing portfolio transactions for the portion of the EQ/Core Plus Bond Portfolio that it sub-advises and, where applicable, information regarding a Sub-Adviser’s policies for obtaining research from brokers and dealers.

In addition, the Board considered the allocation of Portfolio brokerage, including any allocations to broker-dealers affiliated with the Adviser or a Sub-Adviser. In this regard, the Board also considered the Adviser’s and each Sub-Adviser’s trading experience and received information regarding how the Adviser and each Sub-Adviser seek to achieve “best execution” on behalf of a Portfolio (or portion thereof), including a report by an independent portfolio trading analytical firm and reports from the Trust’s Chief Compliance Officer regarding the monitoring of execution quality.

The Board also considered the Trust’s Chief Compliance Officer’s evaluation of the Adviser’s and each Sub-Adviser’s compliance programs, policies and procedures, including those relating to cybersecurity and business continuity, and any compliance matters involving the Adviser and any applicable Sub-Adviser that had been brought to the Board’s attention during the year. In addition, the Board considered whether there were any pending lawsuits, enforcement proceedings or regulatory investigations involving the Adviser and the Sub-Advisers and reviewed information regarding the Adviser’s and each Sub-Adviser’s financial condition and history of operations and potential conflicts of interest in managing the Portfolios. The Board also considered information as to the overall amount of assets sub-advised by each Sub-Adviser. In addition to periodic reports throughout the year, the Independent Trustees received information about business relationships that the Adviser and/or its affiliates, including Equitable Financial Life Insurance Company, have with the Sub-Advisers and/or their affiliates in addition to the relationships involving the Portfolios. In this regard, the Board also received materials regarding the practices, policies and procedures adopted by the Adviser and the Trust to identify and mitigate actual and potential conflicts of interest, including conflicts that may arise in connection with those additional business relationships.

The Board also considered periodic reports provided to the Board regarding the services provided by the Adviser, the Sub-Advisers and, where applicable, their affiliates. The Board also considered actions taken by the Adviser and the Sub-Advisers in response to recent market conditions and considered the overall performance of the Adviser and the Sub-Advisers in this context, including the Adviser’s and the Sub-Advisers’ response to the market dislocation caused by Russia’s invasion of Ukraine, as well as the recently increasing inflationary environment. The Board also considered information about the continuing impact of the COVID-19 pandemic and the Adviser’s and each Sub-Adviser’s plans with respect to its continued operation in an in-person, remote or hybrid work environment and the Adviser’s and each Sub-Adviser’s ability to continue to provide the same scope and quality of services to its respective Portfolio(s). The Board noted that, at the Independent Trustees’ request, the Adviser had continued to provide the Board with regular updates on market volatility, the operation of the Trust and the Portfolios, developments related to the Adviser’s business, and the Adviser’s ongoing oversight of the Sub-Advisers, including enhanced supervisory measures taken, in light of the market and business disruptions resulting from a variety of recent market factors. The Board also noted that, at the Independent Trustees’ request, the Adviser had continued to provide the Board with periodically updated EIM assets under management and Portfolio average net assets information, as well as updated investment performance information, including the impact of volatility management strategies on the performance of the EQ Allocation Portfolios, which invest in underlying portfolios that pursue such strategies.

The Board also considered strategic and other actions taken by the Adviser in response to recent events within the mutual fund industry, including actions taken in response to legal and regulatory developments, including new U.S. Securities and Exchange Commission rulemaking, affecting the mutual fund industry. The Board also requested and received throughout the past year information from the Adviser and various service providers on various topics impacting mutual funds generally, including the COVID-19 pandemic; pricing and valuation of portfolio securities; liquidity and derivatives risk management; cybersecurity; trustee independence; mutual fund board governance “best practices”; new reporting requirements for mutual funds; and environmental, social and governance investing. The Board noted that certain of these topics may present significant ongoing challenges for mutual funds and result in an increase in the responsibilities and costs of mutual fund service providers, including the Adviser.

The Board also considered the benefits to investors from participation in a Portfolio sponsored by the Adviser, including the benefits of investing in a fund that is part of a large fund complex that offers a wide range of portfolios, sub-advisers and investment styles. The Board likewise considered that investors have chosen to invest in mutual funds sponsored by the Adviser. In addition, the Board considered the nature, quality and extent of the administrative, investor servicing and distribution services that the Adviser and its affiliates provide to the Portfolios and their shareholders. The Board also noted that, throughout the past year, the Adviser and its affiliates had continued or undertaken strategic and other actions and initiatives intended to enhance various aspects of the Trust’s and the Board’s operations and investors’ experience with the mutual funds sponsored by the Adviser. In this regard, the Board also noted that the Adviser continually reviews the overall line-up of investment options and conducts in-depth analysis of its entire fund complex to provide recommendations to the Board to streamline and strengthen the fund complex’s line-up. The Board recognized that certain of these strategic and other actions and initiatives may also have a positive impact on the profitability and financial position of the Adviser and its affiliates.

For purposes of evaluating the nature, quality and extent of the overall services provided to each Portfolio, the Board also took into account discussions with the Adviser and, where applicable, the relevant Sub-Advisers about Portfolio investment performance, as well as the investment performance of series of EQ Advisors Trust and 1290 Funds that serve as underlying investment options for the EQ Allocation and Target Allocation Portfolios of the Trust, that occur at Board and Investment Committee meetings throughout the year. In this regard, the Board noted that, as part of regularly scheduled Portfolio reviews and other detailed reports to the Board on Portfolio performance, the Board periodically considered information regarding each Portfolio’s performance over various time periods on both an absolute basis and relative to an appropriate broad-based securities market index (“benchmark”) and/or a custom blended index developed by the Adviser that comprises broad-based indexes (“blended benchmark”), and one or more peer groups of other mutual funds deemed by Broadridge to be comparable to the Portfolio (each, a “peer group”). The performance information generally included, among other information, annual total returns, average annual total returns, cumulative returns and/or rolling period total returns. The Board also reviewed information about performance attribution and reviewed performance in relation to certain measures of the degree of investment risk undertaken by the portfolio managers. The Board also considered the Adviser’s effectiveness in monitoring the performance of the Sub-Advisers, and the Adviser’s responses to performance issues when identified. The Board also considered certain information, reflected in Appendix A, provided to the Board regarding each Portfolio’s performance relative to a benchmark and/or a blended benchmark and a peer group for the one-, three-, five- and ten-year periods, as applicable, and since inception periods ended March 31, 2022. The Board noted that this information supplemented other performance information provided to the Board throughout the year and in connection with the annual renewal process. The Board also considered information, provided directly to the Board by Broadridge, regarding each Portfolio’s performance over various time periods relative to a benchmark and/or a blended benchmark and Broadridge’s “performance universe” consisting of a peer group of funds. The Board also noted that, at the Independent Trustees’ request, the Adviser had provided the Board with updated performance information for all of the Portfolios for periods ended June 30, 2022, and would continue to provide updated performance and market commentary, in light of the significant market volatility resulting from the tightening of the Federal Reserve’s monetary policy and other developments.

The Board received a description of, and factored into its evaluation of each Portfolio’s performance the limitations inherent in, Broadridge’s methodology for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that Broadridge’s methodology may result in similar Portfolios being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by Broadridge provided a useful measure of comparative performance.

In evaluating the Portfolios’ performance, the Board generally considered longer-term performance to be more important than short-term performance and also took into account factors including general market conditions (including the amount of volatility in the market over the past year); expectations for interest rate and inflation levels and credit conditions; the “style” in which the Portfolios are managed, as applicable, and whether that style is in or out of favor in the market; the relative sizes of the Portfolios; issuer-specific information; and fund cash flows. In this regard, the Board also noted how selecting different time periods for performance calculations (for example, whether a one-year period is from December to December or March to March) can produce significantly different results in terms of a Portfolio’s returns and peer ranking on a relative basis. The Board further acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance. The Board also considered that variations in performance among a Portfolio’s operating classes reflect variations in class expenses, which result in lower performance for higher expense classes.

EQ Allocation Portfolios

With respect to the performance of the EQ Allocation Portfolios, the Board considered that each Portfolio operates as a fund-of-funds and invests in a combination of other mutual funds (underlying portfolios) and recognized, therefore, that each Portfolio’s performance is based, in part, on the total returns of the underlying portfolios in which it invests.

With respect to the benchmark performance comparisons, the Board took into account each Portfolio’s current allocation target (that is, the approximate percentage of a Portfolio’s assets allocated to equity and debt securities through its investments in underlying portfolios) and compared each Portfolio’s performance to the performance of the S&P 500 Index and/or the Bloomberg U.S. Intermediate Government Bond Index, accordingly.

The Board factored into its evaluation of each EQ Allocation Portfolio’s performance the limitations inherent in comparing the performance of asset allocation funds, such as the Portfolios, which may invest in equity and debt securities, to the performance of a benchmark that consists entirely of equity or debt securities and to the performance of a peer group that includes funds that may allocate their assets between equity and debt securities in different percentages over time than the Portfolios and among other asset classes. In this respect, the Board noted that, for each Portfolio, the Adviser had developed and implemented a custom blended benchmark that comprises broad-based indexes and has weighted levels of exposure to both equity and debt securities. The Board considered each Portfolio’s blended benchmark in evaluating the Portfolio’s performance. The Board further considered that the underlying portfolios in which each Portfolio invests may employ a tactical volatility management strategy that is intended to reduce the volatility associated with investing in equity securities in an effort to produce more favorable risk-adjusted returns over extended market cycles. The Board noted that the funds in each Portfolio’s peer group may or may not employ a tactical volatility management strategy like that employed by underlying portfolios in which the Portfolio invests.

Target Allocation Portfolios

With respect to the performance of the Target Allocation Portfolios, the Board considered that each Portfolio operates as a fund-of-funds and invests in a combination of other mutual funds (underlying portfolios) and recognized, therefore, that each Portfolio’s performance is based, in part, on the total returns of the underlying portfolios in which it invests.

The Board factored into its evaluation of each Target Allocation Portfolio’s performance the limitations inherent in comparing the performance of time-weighted asset allocation funds, such as the Portfolios, which may invest in equity and debt securities, to the performance of a peer group that includes funds that may allocate their assets between equity and debt securities in different percentages over time than the Portfolios and among other asset classes. The Board also factored into its evaluation of each Target Allocation Portfolio’s performance that, although the Portfolio’s benchmark may correspond to a particular target retirement date, it may have levels of exposure to equity and debt securities that vary from the Portfolio’s asset allocation over time. The Board also took note of the relatively small size of each Target Allocation Portfolio and the likely impact that a Portfolio’s size has on its expenses and performance.

EQ/Core Plus Bond Portfolio

With respect to the performance of the EQ/Core Plus Bond Portfolio, the Board considered that the Portfolio is actively managed and advised by multiple Sub-Advisers. In evaluating the performance of the EQ/Core Plus Bond Portfolio, the Board also noted that AXA IM, Brandywine Global, and Loomis Sayles had been retained as the

Portfolio’s sub-advisers, and the Portfolio had implemented a new investment strategy and changed its investment objective, performance benchmark, and fee and expense structure, in connection with a restructuring of the Portfolio in May 2020 and, therefore, the Board focused on the Portfolio’s performance since that time.

All Portfolios

The Board and the Adviser discussed the performance of each Portfolio, including whether each Portfolio had performed as expected over time. The Board and the Adviser also discussed, where applicable, the reasons for a Portfolio’s underperformance for certain periods relative to its peer group and/or benchmark and/or blended benchmark, as applicable, as well as actions being taken to enhance that Portfolio’s performance. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of a Portfolio’s Agreement(s) and that, after considering all relevant factors, it can reach a decision to renew an Agreement notwithstanding a Portfolio’s relative underperformance.

Based on its review and the explanations provided by the Adviser and, where applicable, the relevant Sub-Advisers regarding the performance of each Portfolio, the Board determined, with respect to each Portfolio, that (i) the Portfolio and its investors would benefit from the Adviser’s and, where applicable, each relevant Sub-Adviser’s continued management of the Portfolio, and (ii) the nature, quality and extent of the overall services provided by the Adviser, the relevant Sub-Advisers and, where applicable, their respective affiliates were appropriate for the Portfolio in light of its investment objectives and, thus, supported a decision to approve the renewal of the Agreement(s).

Expenses

The Board considered each Portfolio’s advisory fee and, where applicable, sub-advisory fees in light of the nature, quality and extent of the overall services provided by the Adviser and, where applicable, the relevant Sub-Advisers. The Board also reviewed comparative fee and expense information for each Portfolio provided directly to the Board by Broadridge. The information provided by Broadridge included an analysis of how each Portfolio’s contractual advisory fee, actual advisory fee, other expense components, and total expense ratio compared with those of peer groups of other mutual funds selected by Broadridge as constituting an appropriate expense comparison for the Portfolio (typically, both a smaller expense “group” of funds selected for similarity in terms of asset size as well as other factors, and a broader expense “universe” consisting of a larger group of funds more broadly comparable to the Portfolio) (a Portfolio’s “Broadridge category”). For each Portfolio, Broadridge provided information on the Portfolio’s contractual advisory fee in comparison with the contractual advisory fee that would have been charged by other funds within a Broadridge category assuming the other funds were similar in size to the Portfolio, as well as information on the Portfolio’s actual advisory fee and total expense ratio in comparison with those of other funds within a Broadridge category. The advisory fee analysis includes within such fee any separate administrative fee paid by a fund, including the administrative fee a Portfolio paid to Equitable Investment Management, LLC, an affiliate of the Adviser, in its capacity as administrator1 for the Portfolio. The contractual advisory fee analysis does not take into account any fee reimbursements or waivers, whereas the actual advisory fee analysis does take into account any advisory (including any administrative) fee reimbursements or waivers that benefit a fund. The total expense ratio represents a fund’s total net operating expenses and takes into account any expense reimbursements or fee waivers that benefit a fund. Broadridge provided, and the Board considered, total expense ratio comparisons including and excluding any 12b-1 or non 12b-1 service fees, and including fees and expenses of any underlying funds in which a fund invests. Broadridge also provided, and the Board considered, comparisons to managed volatility Broadridge categories for the EQ Allocation Portfolios, which invest in underlying portfolios that pursue volatility management strategies.

The Broadridge expense data was based upon information taken from each Portfolio’s audited annual report for the period ended December 31, 2021, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. Broadridge provided expense data for Class B shares of each Portfolio. The Board reviewed the expense data for Class B shares as a proxy for all of a Portfolio’s operational share classes. In this regard, the Board noted that the expenses for a Portfolio’s Class B shares are generally equal to the expenses for a Portfolio’s Class A shares (as applicable) and higher than the expenses for a Portfolio’s Class K shares and that the expense comparisons may differ for different classes. Portfolio-specific contractual advisory fee and total expense ratio comparisons are provided below. The total expense ratio comparisons exclude any 12b-1 or non 12b-1 service fees, but include fees and expenses of any underlying funds in which a fund invests.

[1]	The Adviser served as the administrator for the Trust and its Portfolios prior to August 1, 2021.

The Board received a description of, and factored into its evaluation of each Portfolio’s fees and expenses the limitations inherent in, Broadridge’s methodology for developing and constructing Broadridge categories and for determining, from year to year, which mutual funds should be included in which Broadridge categories, among other things. In this regard, the Board also noted that Broadridge’s methodology may result in similar Portfolios being included in different peer groups. The Board recognized these inherent limitations and, taking into account commentary and supporting data presented by management, also recognized that comparisons between a Portfolio and other mutual funds in a Broadridge category may not be as relevant in certain circumstances, given that in some cases a Portfolio may exhibit notable differences (for example, in its objective(s), management techniques, relative size, and operating structure) when compared to other mutual funds in a Broadridge category. The Board also noted that the number of mutual funds included in a Broadridge category may be relatively small and may differ significantly from category to category and from year to year and that the constituent mutual funds included in a Broadridge category (as well as their respective advisory/administrative fees and total expense ratios) also may differ from year to year, which can limit the relevance of the comparisons. The Board noted that it generally considered the more-narrow expense “group” comparisons to be more important in the first instance than the broader expense “universe” comparisons, but took into account the broader expense universe comparisons as well, including, among other circumstances, when the number of funds in the more-narrow expense group was small or other aspects of the Portfolio differed appreciably from those of the funds in the more-narrow expense group. For uniformity, the Portfolio-specific contractual advisory fee and total expense ratio comparisons provided below are relative to the broader expense universe. The Board also noted that there is no standard definition of advisory and administrative services, meaning that different mutual funds may receive different services, rendering fee and expense comparisons more difficult. Nonetheless, the Board believed that the independent analysis conducted by Broadridge assisted the Board in evaluating the reasonableness of each Portfolio’s advisory fee and total expense ratio.

The Board also considered each EQ Allocation and Target Allocation Portfolio’s advisory fee rate relative to the advisory fee rates of other portfolios managed by the Adviser that, like these Portfolios, are structured as funds-of-funds, and noted that differences in the level of the fees reflected differences between a Portfolio and other funds-of-funds managed by the Adviser.

The Board further considered that the advisory fee rate schedules for each of the EQ Allocation Portfolios and the EQ/Core Plus Bond Portfolio include breakpoints that reduce the fee rate as a Portfolio’s assets increase above certain levels. The Board also considered that the administrative fee rate schedule for all of the Portfolios aggregates the assets managed by the Adviser in these Portfolios and in several portfolios of EQ Advisors Trust, which is expected to reduce the likelihood that a Portfolio’s administrative fee would increase in the future if the Portfolio’s assets decline over time, and includes breakpoints that reduce the fee rate as aggregate Portfolio assets increase above certain levels. The Board noted that any such reduction in a Portfolio’s effective advisory and/or administrative fee would result in corresponding reductions in the Portfolio’s total expense ratios. In addition, the Board considered that the Adviser had contractually agreed to make payments or waive all or a portion of its and its affiliates’ advisory, administrative and other fees so that each Portfolio’s total expense ratios do not exceed certain levels as set forth in the Portfolio’s prospectus. In this regard, the Board also noted that each Portfolio’s expense limitation arrangement includes the fees and expenses of underlying portfolios in which the Portfolio invests and, thus, such fees and expenses would not cause a Portfolio’s annual operating expenses to exceed its expense limitation.

EQ Allocation Portfolios

The Board considered that the contractual advisory fee for each of the EQ/Aggressive Allocation, EQ/Conservative Allocation and EQ/Conservative-Plus Allocation Portfolios was at the median for the Portfolio’s respective Broadridge category, and the contractual advisory fee for each of the EQ/Moderate Allocation and EQ/Moderate-Plus Allocation Portfolios was above (but within five basis points of) the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class B shares of each Portfolio was above (but, for the EQ/Conservative Allocation Portfolio, within five basis points of) the median for the Portfolio’s respective Broadridge category.

The Board also noted that, as a result of the expense limitation arrangement described above, the actual advisory fee for the EQ/Conservative Allocation Portfolio was lower than the Portfolio’s contractual advisory fee.

The Board also considered that, after extensive discussions and negotiations with the Adviser, the Adviser had agreed, effective October 1, 2022, to implement revisions to the advisory fee rate schedule for the EQ Allocation Portfolios that are expected to lower these Portfolios’ advisory fees at current and/or higher asset levels.

Based on its review, the Board determined, with respect to each EQ Allocation Portfolio, that the Adviser’s advisory fee is fair and reasonable.

Target Allocation Portfolios

The Board considered that the contractual advisory fee for the Target 2015 Allocation Portfolio was at the median for the Portfolio’s Broadridge category, and the contractual advisory fee for each of the Target 2025 Allocation, Target 2035 Allocation, Target 2045 Allocation and Target 2055 Allocation Portfolios was above (but within five basis points of) the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class B shares of each Portfolio was above the median for the Portfolio’s respective Broadridge category.

The Board also took note of the relatively small size of each Portfolio and the likely impact that a Portfolio’s size has on its expenses.

The Board also noted that, as a result of the expense limitation arrangement described above, the actual advisory fee for each of the Target 2015 Allocation and Target 2055 Allocation Portfolios was lower than the Portfolio’s contractual advisory fee.

Based on its review, the Board determined, with respect to each Target Allocation Portfolio, that the Adviser’s advisory fee is fair and reasonable.

EQ/Core Plus Bond Portfolio

The Board considered that the contractual advisory fee for the EQ/Core Plus Bond Portfolio was above the median for the Portfolio’s Broadridge category. The Board also considered that the total expense ratio for the Class B shares of the Portfolio was above the median for the Portfolio’s Broadridge category.

The Board also noted that, as a result of the expense limitation arrangement described above, the actual advisory fee for the Portfolio was lower than the Portfolio’s contractual advisory fee.

In addition, the Board further considered the relative levels of the sub-advisory fees paid to the relevant Sub-Advisers and the advisory fee retained by the Adviser in light of, among other factors, the nature and extent of responsibilities retained and risks assumed by the Adviser and not delegated to or assumed by the relevant Sub-Advisers, and the information prepared by management regarding the level of profits realized by the Adviser in connection with its operation of the Portfolio. The Board also considered the sub-advisory fee paid to each Sub-Adviser in light of fees charged by the Sub-Adviser to similar funds advised or sub-advised by the Sub-Adviser, including explanations of differences among funds where relevant.

Based on its review, the Board determined, with respect to the EQ/Core Plus Bond Portfolio, that the Adviser’s advisory fee and the Sub-Advisers’ sub-advisory fees are fair and reasonable.

The Board also noted that the EQ/Core Plus Bond Portfolio was proposed to acquire a series of EQ Advisors Trust in a reorganization transaction, and that the Adviser had agreed to reduce the EQ/Core Plus Bond Portfolio’s expense limitation if the shareholders of the other series approve the proposed reorganization.2

Profitability and Costs

The Board also considered the level of profits realized by the Adviser and its affiliates in connection with the operation of each Portfolio. In this respect, the Board reviewed profitability information setting forth the overall profitability of the Trust to the Adviser and its affiliates, as well as the Adviser’s and its affiliates’ profits in providing management and other services to each of the individual Portfolios during the 12-month period ended December 31, 2021, which was the most recent fiscal year for the Adviser. The Board also considered a year-over-year comparison of profitability information for the one-year periods ended December 31, 2021, 2020, and 2019.

[2]	Shareholders of the series of EQ Advisors Trust approved the proposed reorganization at a shareholder meeting held on September 28, 2022. The reorganization occurred in November 2022.

In reviewing the Adviser’s profitability analysis, attention was given to the methodology the Adviser followed in determining and allocating costs to each Portfolio. The Board recognized that there is no uniform methodology within the asset management industry regarding the allocation of firm-wide or complex-wide expenses for determining profitability for this purpose; cost allocation methodologies are inherently subjective; and various cost allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the Adviser’s cost allocation methodology was consistent with the cost allocation methodology followed in the profitability report presentations for the Portfolios beginning with the July 2018 annual renewal process. The Board also noted that, in consultation with and through independent legal counsel, the Board’s Audit Committee has engaged an outside consultant to conduct periodic assessments of the cost allocation methodology, including adjustments to the methodology, as part of the Board’s review of the Adviser’s profitability analysis in connection with the annual renewal process. In addition to the annual profitability report presentation and extensive discussions with management, the Board took into account the series of assessments and noted that, following each such assessment, the consultant found that the Adviser’s overall cost allocation methodology was reasonable in all material respects and generally consistent with observed industry practices. The Board also took into account management’s ongoing costs and expenditures in providing and improving services for the Portfolios, as well as the need to meet additional regulatory and compliance requirements resulting from changes in rules and other regulations and to adapt to other challenges impacting the mutual fund industry. In addition, the Board considered information prepared by management and from third party sources comparing the profitability of the Adviser on an overall basis to the profitability of other publicly held asset managers (including asset managers similar to the Adviser) over various time periods.

In addition, with respect to the EQ/Core Plus Bond Portfolio, the Board noted that the Board and the Adviser generally are aware of the fees charged by the Sub-Advisers to other clients (this information having been provided to the Board and the Adviser by the Sub-Advisers in conjunction with the proposed renewal of the Sub-Advisory Agreements) and that the Adviser believes that the fees agreed upon with the Sub-Advisers are reasonable in light of the nature, quality and extent of the investment sub-advisory services provided. The Board acknowledged that, because each Sub-Adviser’s fee is paid by the Adviser, the Adviser is incentivized to negotiate a favorable fee. The Adviser advised the Board that it does not regard Sub-Adviser profitability as meaningful to its evaluation of the Sub-Advisory Agreements. The Board acknowledged the Adviser’s view of Sub-Adviser profitability, noting the Board’s findings as to the reasonableness of the sub-advisory fees and that the fees paid to the Sub-Advisers are the product of negotiations with the Adviser and reflect levels of profitability acceptable to the Adviser and the Sub-Advisers based on the particular circumstances for each of them. The Board further noted that each Sub-Adviser’s fee is paid by the Adviser and not the EQ/Core Plus Bond Portfolio and that many responsibilities related to the advisory function are retained by the Adviser.

Based on its consideration of the factors above, the Board determined that the level of profits realized by the Adviser and its affiliates from providing services to each Portfolio was not excessive in view of the nature, quality and extent of the services provided and the risks assumed.

Economies of Scale

The Board also considered whether economies of scale or efficiencies are realized by the Adviser as the Portfolios grow larger, the extent to which this is reflected in the level of advisory and administrative fees charged, and whether there is potential for realization of any further economies of scale or efficiencies. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board considered that any realized economies of scale or efficiencies may be shared with portfolios and their shareholders in a variety of ways, including: (i) breakpoints in the advisory fee or other fees so that a portfolio’s effective fee rate declines as the portfolio grows in size, (ii) subsidizing a portfolio’s expenses by making payments or waiving all or a portion of the advisory fee or other fees so that the portfolio’s total expense ratio does not exceed certain levels, (iii) setting the advisory fee or other fees so that a portfolio is priced to scale, which assumes that the portfolio has sufficient assets from inception to operate at a competitive fee rate without any fee waiver or expense reimbursement from the manager, and (iv) reinvestment in, and enhancements to, the services that the manager and its affiliates provide to a portfolio and its shareholders. The Board noted that the advisory fee rate schedules for each of the EQ Allocation Portfolios and the EQ/Core Plus Bond Portfolio include breakpoints that reduce the fee rate as Portfolio assets increase above certain levels, and also considered whether such breakpoints are set at appropriate asset levels. The Board also noted that the administrative fee rate schedule for all of the Portfolios aggregates the assets managed by the Adviser in these Portfolios and in several portfolios of EQ Advisors Trust and includes breakpoints that reduce the fee rate as aggregate Portfolio assets increase above certain levels. The Board also considered that, as funds-of-funds that indirectly bear the expenses charged by the underlying portfolios in which they invest, the EQ Allocation and Target Allocation Portfolios would benefit from any breakpoints in the advisory and/or administrative fee rate schedules for the underlying portfolios, all of which are managed by the Adviser. The Board also noted that the Adviser was subsidizing certain Portfolios’ expenses by making payments or waiving all or a portion of its and its affiliates’ advisory, administrative and other fees so that the Portfolios’ total expense ratios do not exceed certain contractual levels as set forth in their prospectuses. The Board recognized that expense limitation arrangements can have an effect similar to breakpoints in sharing economies of scale with shareholders and provide protection from an increase in expenses if a Portfolio’s assets decline. In this connection, the Board also considered that, after extensive discussions and negotiations with the Adviser, the Adviser had agreed, effective October 1, 2022, to implement certain lower breakpoint levels and fee rates in the advisory fee rate schedule for the EQ Allocation Portfolios. In addition, the Board considered that the Adviser shares any realized economies of scale with the Portfolios in other ways, which may include setting a Portfolio’s fees so that they are priced to scale. The Board considered that the effect of this pricing strategy is that the Adviser could lose money in the early stages of a Portfolio’s operation (and bear the risk that the Portfolio will never become profitable), while shareholders of the Portfolio receive the benefit of economies of scale that the Adviser expects the Portfolio will achieve as it grows. The Board further considered that the Adviser shares any realized economies of scale with the Portfolios through reinvestment in, and enhancements to, the services that the Adviser and its affiliates provide to the Portfolios and their shareholders, such as hiring additional personnel, providing additional resources in areas relating to management and administration of the Portfolios, and the ongoing development of the Adviser’s infrastructure and information technology to support the Portfolios through, among other things, cybersecurity, business continuity planning, and risk management. The Board also noted that the Adviser can share economies of scale with Portfolios by maintaining existing expense structures in the face of a rising cost environment.

In addition, the Board noted that the sub-advisory fee schedules for certain of the Sub-Advisers aggregate the assets managed by the Sub-Adviser in the EQ/Core Plus Bond Portfolio and in one or more other mutual funds for which the Sub-Adviser serves as investment sub-adviser and the Adviser serves as investment adviser. The Board also noted that the sub-advisory fee schedules for certain of the Sub-Advisers include breakpoints that reduce the sub-advisory fee rate as applicable Portfolio assets under the Sub-Adviser’s management increase above certain levels. In this regard, the Board acknowledged that, at some levels, the breakpoints in a sub-advisory fee schedule may result in savings to the Adviser and not to investors. The Board also noted that the aggregation of assets may result in the EQ/Core Plus Bond Portfolio reaching a breakpoint sooner than if the sub-advisory fee schedule did not aggregate assets, which also has the potential to benefit the Adviser. With respect to the sub-advisory fee that does not include breakpoints, the Board considered the Sub-Adviser’s explanation that the sub-advisory fee is priced at a competitive level.

Based on its consideration of the factors above, the Board determined that there was a reasonable sharing of any realized economies of scale or efficiencies under the advisory, administrative and, as applicable, sub-advisory fee schedules at the present time.

Fall-Out and Other Benefits

The Board also considered the extent to which fall-out benefits may accrue to the Adviser and its affiliates. In this connection, the Board considered several possible fall-out benefits and other types of benefits, including the following. The Board noted that Equitable Investment Management, LLC, an affiliate of the Adviser, currently serves as the administrator for the Portfolios and receives compensation for acting in this capacity. The Board also recognized that Equitable Distributors, LLC, also an affiliate of the Adviser, serves as the underwriter for the Trust and receives from the Portfolios payments pursuant to Rule 12b-1 plans with respect to their Class A and Class B shares to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. Further, the Board considered that Sanford C. Bernstein & Co., LLC, a registered broker-dealer, is an affiliate of the Adviser and may, from time to time, receive brokerage commissions from the Portfolios in connection with the purchase and sale of portfolio securities; provided, however, that those transactions, among other things, are consistent with seeking best execution. The Board also recognized that the EQ Allocation and Target Allocation Portfolios invest in other (underlying) portfolios managed by the Adviser, and in certain cases advised by an affiliated sub-adviser, and that these underlying portfolios pay advisory fees to the Adviser, who may in certain cases pay sub-advisory fees to an affiliated sub-adviser, and also pay administrative fees and distribution fees to the Adviser’s administrative services and distribution affiliates. The Board also noted that the Adviser’s affiliated insurance companies, as depositors of the insurance company separate accounts investing in the Portfolios, receive certain significant tax benefits associated with such investments, including a dividend received deduction (which is a tax deduction received by a corporation, such as an insurance company, on the dividends paid to it by companies in which it has an ownership stake, such as the Portfolios whose shares are held by insurance company separate accounts), a foreign tax credit (which is a tax credit received by a shareholder for foreign income taxes paid by a Portfolio to a foreign country) and tax benefits associated with Portfolios making elections pursuant to Section 382 of the Internal Revenue Code (which limits a corporation’s use of its existing loss carryforwards following an ownership change of the corporation absent certain elections by entities that it is deemed to control, such as the Portfolios, to increase the limitations with respect to their use of their own loss carryforwards), as well as other potential benefits. The Board also considered that the Portfolios are offered as investment options through variable insurance contracts offered and sold by the Adviser’s affiliated insurance companies and that the performance of each Portfolio may impact, positively or negatively, each insurance company’s ability to hedge the risks associated with guarantees that each insurance company may provide as the issuer of such contracts. The Board also noted that the Adviser’s affiliated insurance companies and Equitable Distributors, LLC receive compensation, which may include sales charges, separate account fees and charges, and other variable contract fees and charges, from the sale and administration of these variable insurance contracts. The Board also considered that certain Portfolios (through the underlying portfolios in which they invest) are subject to certain investment controls that are designed to reduce volatility for investors and that may benefit both investors and the Adviser and its affiliates (including by making it easier for the insurance companies to hedge their risks under the guarantees). Based on its review, the Board determined that any “fall-out” benefits and other types of benefits that may accrue to the Adviser are fair and reasonable.

The Board also considered possible fall-out benefits and other types of benefits that may accrue to a Sub-Adviser, including the following. The Board noted that each Sub-Adviser currently serves as investment sub-adviser for other funds advised by the Adviser and receives sub-advisory fees with respect to those funds. The Board also recognized that a Sub-Adviser and its affiliates may sell, and earn sales commissions and/or other compensation with respect to, insurance products issued by the Adviser’s affiliated insurance companies and that the proceeds of those sales may be invested in a Portfolio. The Board also recognized that a Sub-Adviser and its affiliates may sell, and earn sales commissions and/or other compensation with respect to, other investment products issued by the Adviser or its affiliates. In addition, the Board noted that a Sub-Adviser may benefit from greater exposure in the marketplace with respect to the Sub-Adviser’s investment process and from expanding its level of assets under management, and a Sub-Adviser may derive benefits from its association with the Adviser and the other Sub-Advisers to the EQ/Core Plus Bond Portfolio. Based on its review, the Board determined that any “fall-out” benefits and other types of benefits that may accrue to the Sub-Advisers are fair and reasonable.

Appendix A

The Board noted that the following information regarding each Portfolio’s performance relative to a benchmark and/or a blended benchmark and a peer group for the one-, three-, five- and ten-year periods, as applicable, and since inception periods ended March 31, 2022, supplemented other performance information (including performance based on rolling time periods) provided to the Board throughout the year and in connection with the annual renewal process. The performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report. The performance results do not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts, which would reduce the performance results.

EQ Premier VIP Trust Investment Performance

For periods ended March 31, 2022

	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Inception
EQ Allocation Portfolios
EQ/Conservative Allocation Portfolio Class A	7/31/2003	(2.51)	3.20	3.07	2.85	3.55
EQ/Conservative Allocation Portfolio Class B	7/31/2003	(2.61)	3.20	3.07	2.84	3.43
EQ/Conservative Allocation Portfolio Class K	8/28/2012	(2.37)	3.46	3.33		3.12

Lipper Mixed-Asset Target Allocation Conservative Funds		(0.30)	5.39	5.02	4.87	5.26

66% BB U.S. Intmd Govt Bd / 5% MSCI EAFE / 4% S&P 400 / 10% S&P 500 / 1% Russell 2000 / 14% ICE BofA US 3-Mo T Bill		(1.02)	3.95	3.69	3.42	4.14
S&P 500 Index		15.65	18.92	15.99	14.64	10.67
Bloomberg U.S. Intermediate Government Bond Index		(4.16)	1.03	1.34	1.28	2.75
EQ/Conservative-Plus Allocation Portfolio Class A	7/31/2003	(1.26)	5.80	5.17	4.78	4.69
EQ/Conservative-Plus Allocation Portfolio Class B	7/31/2003	(1.16)	5.80	5.16	4.79	4.57
EQ/Conservative-Plus Allocation Portfolio Class K	11/30/2011	(1.01)	6.05	5.42	5.05	5.42

Lipper Mixed-Asset Target Allocation Conservative Funds		(0.30)	5.39	5.02	4.87	5.26

50% BB U.S. Intmd Govt Bd / 10% MSCI EAFE / 8% S&P 400 / 18% S&P 500 / 4% Russell 2000 / 10% ICE BofA US 3-Mo T Bill		0.96	6.71	5.90	5.57	5.70
S&P 500 Index		15.65	18.92	15.99	14.64	10.67
Bloomberg U.S. Intermediate Government Bond Index		(4.16)	1.03	1.34	1.28	2.75
EQ/Moderate Allocation Portfolio Class A	1/27/1986	(0.94)	6.88	6.09	5.63	7.42
EQ/Moderate Allocation Portfolio Class B	7/8/1998	(0.95)	6.89	6.10	5.63	4.54
EQ/Moderate Allocation Portfolio Class K	11/30/2011	(0.69)	7.15	6.38	5.90	6.34

Lipper Mixed-Asset Target Allocation Moderate Funds		2.27	8.04	7.16	7.14	7.60

42% BB U.S. Intmd Govt Bd / 15% MSCI EAFE / 9% S&P 400 / 20% S&P 500 / 6% Russell 2000 / 8% ICE BofA US 3-Mo T Bill		1.60	7.80	6.76	6.43	N/A
S&P 500 Index		15.65	18.92	15.99	14.64	11.29
Bloomberg U.S. Intermediate Government Bond Index		(4.16)	1.03	1.34	1.28	5.11
EQ/Moderate-Plus Allocation Portfolio Class A	7/31/2003	0.43	9.59	8.24	7.65	6.67
EQ/Moderate-Plus Allocation Portfolio Class B	7/31/2003	0.42	9.58	8.24	7.63	6.55
EQ/Moderate-Plus Allocation Portfolio Class K	11/30/2011	0.68	9.83	8.52	7.91	8.53

Lipper Mixed-Asset Target Allocation Growth Funds		3.69	9.81	8.53	8.31	7.76

25% BB U.S. Intmd Govt Bd / 20% MSCI EAFE / 12% S&P 400 / 28% S&P 500 / 10% Russell 2000 / 5% ICE BofA US 3-Mo T Bill		3.48	10.38	8.83	8.49	7.74

	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Inception
S&P 500 Index		15.65	18.92	15.99	14.64	10.67
Bloomberg U.S. Intermediate Government Bond Index		(4.16)	1.03	1.34	1.28	2.75
EQ/Aggressive Allocation Portfolio Class A	7/31/2003	2.48	11.96	10.19	9.52	7.56
EQ/Aggressive Allocation Portfolio Class B	7/31/2003	2.57	12.00	10.21	9.52	7.44
EQ/Aggressive Allocation Portfolio Class K	11/30/2011	2.81	12.24	10.49	9.80	10.60

Lipper Mixed-Asset Target Allocation Aggressive Growth Funds		4.48	11.55	10.05	9.50	8.08

8% BB U.S. Intmd Govt Bd / 25% MSCI EAFE / 14% S&P 400 / 39% S&P 500 / 12% Russell 2000 / 2% ICE BofA US 3-Mo T Bill		5.88	13.01	10.95	10.57	9.04
S&P 500 Index		15.65	18.92	15.99	14.64	10.67
Bloomberg U.S. Intermediate Government Bond Index		(4.16)	1.03	1.34	1.28	2.75
Target 2015 Allocation Portfolio Class B	8/31/2006	(0.56)	6.19	5.68	5.52	4.26
Target 2015 Allocation Portfolio Class K	11/30/2011	(0.30)	6.45	5.95	5.79	6.33

Lipper Mixed-Asset Target 2015 Funds		0.72	7.22	6.63	6.50	5.67
S&P Target Date 2015 Index		1.90	7.06	6.40	6.24	5.57
Target 2025 Allocation Portfolio Class B	8/31/2006	1.63	8.81	7.81	7.44	5.34
Target 2025 Allocation Portfolio Class K	11/30/2011	1.88	9.09	8.09	7.72	8.38
Lipper Mixed-Asset Target 2025 Funds		1.81	9.02	7.97	7.66	6.01
S&P Target Date 2025 Index		2.88	8.56	7.71	7.56	6.32
Target 2035 Allocation Portfolio Class B	8/31/2006	3.16	10.68	9.27	8.63	6.00
Target 2035 Allocation Portfolio Class K	11/30/2011	3.41	10.96	9.55	8.90	9.64

Lipper Mixed-Asset Target 2035 Funds		3.29	11.04	9.57	8.99	6.05
S&P Target Date 2035 Index		4.73	10.90	9.50	8.99	7.04
Target 2045 Allocation Portfolio Class B	8/31/2006	4.32	11.79	10.18	9.48	6.39
Target 2045 Allocation Portfolio Class K	11/30/2011	4.50	12.05	10.44	9.75	10.57

Lipper Mixed-Asset Target 2045 Funds		4.51	12.64	10.57	9.72	6.42
S&P Target Date 2045 Index		5.96	12.30	10.51	9.83	7.44
Target 2055 Allocation Portfolio Class B	4/30/2015	4.93	12.86	11.16		9.27
Target 2055 Allocation Portfolio Class K	4/30/2015	5.11	13.13	11.41		9.53

Lipper Mixed-Asset Target 2055 Funds		4.49	12.53	10.49		8.56
S&P Target Date 2055 Index		6.24	12.65	10.80		9.29
EQ/Core Plus Bond Portfolio Class A	1/2/1987	(3.58)	4.15	3.22	2.43	4.98
EQ/Core Plus Bond Portfolio Class B	10/2/1996	(3.59)	4.08	3.18	2.44	2.49
EQ/Core Plus Bond Portfolio Class K	8/25/2011	(3.58)	4.39	3.46	2.71	2.79

Lipper Core Plus Bond Funds		(4.34)	2.34	2.52	2.80	5.69
Bloomberg U.S. Aggregate Bond Index		(4.15)	1.69	2.14	2.24	5.71

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the 1940 Act, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Adviser as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk. The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into categories (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data including information about a Portfolio’s investment strategy, the characteristics of its investments, and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.

At a meeting of the Board held on November 14-15, 2022, the Trustees received a report from the Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation. The report concluded that based on its experience administering the Program, the Program Administrator considers the Program to be operating effectively to assess and manage each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions, and believes that the Program has been and continues to be adequately and effectively implemented to monitor and respond to the Portfolios’ liquidity developments.

During the period covered by this report, the Program supported the Portfolios’ ability to honor redemption requests in accordance with their obligations and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions. There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Portfolio’s prospectus for more information about the Portfolio’s exposure to liquidity risk and other risks.

Federal Income Tax Information (Unaudited)

Portfolios:	70% Dividend Received Reduction	Foreign Taxes	Foreign Source Income	Long Term Capital Gain
EQ/Conservative Allocation	12.67%	$7,425	$403,495	$31,699,415
EQ/Conservative-Plus Allocation	25.25	22,206	1,206,317	65,796,303
EQ/Moderate Allocation	29.82	215,478	11,688,702	462,107,351
EQ/Moderate-Plus Allocation	52.15	350,086	18,983,599	768,538,150
EQ/Aggressive Allocation	82.57	188,638	10,220,656	409,693,373
EQ/Core Plus Bond	0.00	—	—	574,709
Target 2015 Allocation	12.81	223	10,083	2,176,003
Target 2025 Allocation	28.82	1,839	83,065	10,865,265
Target 2035 Allocation	44.33	3,171	143,262	7,077,210
Target 2045 Allocation	58.32	3,079	139,115	6,251,579
Target 2055 Allocation	78.87	1,731	78,182	2,798,609

MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust’s Board is responsible for the overall management of the Trust and the Portfolios, including general supervision and review of the Portfolios’ investment activities and their conformity with federal and state law as well as the stated policies of the Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees of the Trust are identified in the table below along with information as to their principal business occupations held during the last five years and certain other information.

The Trustees

Name, Address and Year of Birth	Position(s) Held With the Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Interested Trustee
Steven M. Joenk* 1290 Avenue of the Americas New York, New York 10104 (1958)	Trustee, President and Chief Executive Officer	Trustee from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present; and Chairman of the Board from September 2004 through September 2017	From May 2011 to present, Chairman of the Board, Chief Executive Officer and President, EIM; from July 2021 to present, Chairman of the Board, Chief Executive Officer and President, Equitable Investment Management, LLC; from April 2017 to 2019, Senior Vice President and Chief Investment Officer of AXA Financial, Inc.; from April 2017 to present, Chief Investment Officer and from September 1999 to November 2021, Managing Director, Equitable Financial.	125	None
Independent Trustees#
Mark A. Barnard c/o EQ Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1949)	Trustee	From April 2017 to present	Retired. Previously, Managing Director — Private Investments, Howard Hughes Medical Institute, 2001 to 2016 (and, prior thereto, Director of Private Investments from 1998 to 2001, and Manager of Private Investments from 1995 to 1998).	125	None.
Thomas W. Brock c/o EQ Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1947)	Trustee	From April 2017 to present	Retired. Previously, Director, President and Chief Executive Officer of Silver Bay Realty Trust Corp., June 2016 to May 2017 (and, prior thereto, Director and interim President and Chief Executive Officer from January 2016 to June 2016).	125	Liberty All-Star Funds (2)

Name, Address and Year of Birth	Position(s) Held With the Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Independent Trustees#
Michael B. Clement c/o EQ Premier VIP Trust 1290 Avenue of the Americas New York, NY 10104 (1957)	Trustee	From January 2019 to present	Professor of Accounting, University of Texas, from 1997 to 2002 and from 2004 to present (Department of Accounting Chair from 2018 to 2022); Visiting Professor, Harvard Business School, 2023 to present.	125	New York Mortgage Trust
Donald E. Foley c/o EQ Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1951)	Trustee	From April 2017 to present	Retired. Previously, Chairman of the Board and Chief Executive Officer, Wilmington Trust Corporation, 2010 to 2011; Senior Vice President, Treasurer and Director of Tax, ITT Corporation, 1996 to 2010.	125	BioSig Technologies, Inc.; Wilmington Funds (12)
Patricia M. Haverland c/o 1290 Funds 1290 Avenue of the Americas New York, NY 10104 (1956)	Trustee	April 2022 to present	Retired. Previously, Vice President and Chief Investment Officer North America Pensions, SIEMENS, 2009 to 2018.	125	None.
H. Thomas McMeekin c/o EQ Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1953)	Trustee	From April 2017 to present	Managing Partner and Founder, Griffin Investments, LLC, 2000 to present; CEO of Blue Key Services, LLC., 2015 to present; previously, Chief Investment Officer, AIG Life & Retirement and United Guaranty Corporation and Senior Managing Director of AIG Asset Management, 2009 to 2012.	125	Blue Key Services, LLC; Achaean Financial Group
Jeffery S. Perry c/o 1290 Funds 1290 Avenue of the Americas New York, NY 10104 (1965)	Trustee	April 2022 to present	Founder and Chief Executive Officer, Lead Mandates LLC (business and leadership advisory firm). Retired, Global Client Service Partner, Ernst & Young LLP, 2004 to 2020.	125	Fortune Brands Innovations, Inc.; MasterBrand, Inc.
Gary S. Schpero c/o EQ Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1953)	Chairman of the Board	From April 2017 to present Independent Trustee, from October 1, 2017 to present, Chairman of the Board and from April 2017 through September 2017, Lead Independent Trustee	Retired. Prior to January 1, 2000, Partner of Simpson Thacher & Bartlett (law firm) and Managing Partner of the Investment Management and Investment Company Practice Group.	125	Blackstone Funds (4)

Name, Address and Year of Birth	Position(s) Held With the Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Independent Trustees#
Kathleen Stephansen c/o EQ Premier VIP Trust 1290 Avenue of the Americas New York, NY 10104 (1954)	Trustee	From January 1, 2019 to present	Senior Economist, Haver Analytics, 2019 to present; Senior Economic Advisor, Boston Consulting Group, Chief Economist, Huawei Technologies USA Inc., Chief Economist and Global Head of Sovereign Research American Insurance Group (AIG).	125	None.
*	Affiliated with the portfolios’ investment manager and the distributor.
**

Each Trustee serves during the existence of the Trust until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor or, if sooner, until he or she dies, declines to serve, resigns, retires, is removed, is incapacitated or is otherwise unable or unwilling to serve. Each Independent Trustee shall retire from the Board as of the last day of the calendar year in which he or she attains the age of 75 years. The Trust’s retirement policy is subject to periodic review by the Trust’s Governance Committee, which may recommend for Board approval any changes to the policy that it determines to be appropriate.

***	The registered investment companies in the fund complex include EQ Advisors Trust, 1290 Funds and the Trust.

Additional information about the Trustees is available in the Portfolios’ Statement of Additional Information, which can be obtained, without charge, by calling 1-877-222-2144.

The Trust’s Officers

No officer, other than the Chief Compliance Officer, of the Trust receives any compensation paid by the Trust. Each officer of the Trust is an employee of Equitable Financial, EIM and/or Equitable Distributors. The Trust’s principal officers are:

Name, Year of Birth and Address*	Position(s) Held With the Trust**	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Steven M. Joenk (1958)	Trustee and Chief Executive Officer	Trustee from September 2004 to present; Chief Executive Officer from December 2002 to present; and Chairman of the Board from September 2004 through September 2017	Chairman of the Board and Chief Executive Officer (May 2011 to present) and President (May 2011 to November 2021) of EIM; Chairman of the Board and Chief Executive Officer of Equitable Investment Management, LLC (January 2023 to present); Senior Vice President and Chief Investment Officer of AXA Financial, Inc. (April 2017 to 2019); and Chief Investment Officer (April 2017 to present) and employee (September 1999 to present) of Equitable Financial.
Brian Walsh (1968)	Chief Financial Officer and Treasurer	From June 2007 to present	Director (February 2011 to present) and Senior Vice President (May 2011 to present) of EIM; Senior Vice President of Equitable Investment Management, LLC (January 2023 to present); and Signatory Officer (November 2021 to present) and employee (February 2003 to present) of Equitable Financial.
Joseph J. Paolo (1970)	Chief Compliance Officer, Vice President and Anti- Money Laundering Compliance Officer	Chief Compliance Officer from May 2007 to present, Vice President and Anti- Money Laundering Compliance Officer from November 2005 to present	Chief Compliance Officer (June 2007 to present) and Senior Vice President (May 2011 to present) of EIM; Vice President and Chief Compliance Officer of Equitable Investment Management, LLC (January 2023 to present); and Signatory Officer (November 2021 to present) and employee (June 2007 to present) of Equitable Financial.
Kenneth Kozlowski (1961)	Senior Vice President and Chief Investment Officer	Vice President from June 2010 to March 2017; Senior Vice President and Chief Investment Officer from March 2017 to present	Executive Vice President and Chief Investment Officer (June 2012 to present) and Director (May 2017 to present) of EIM; Executive Vice President of Equitable Investment Management, LLC (January 2023 to present); and Signatory Officer (November 2021 to present) and employee (February 2001 to present) of Equitable Financial.
Alwi Chan (1974)	Vice President and Deputy Chief Investment Officer	Vice President from June 2007 to March 2017; Deputy Chief Investment Officer from March 2017 to present	Senior Vice President and Deputy Chief Investment Officer of EIM (June 2012 to present); and employee of Equitable Financial (June 1999 to present).
Michal Levy (1979)	President	From February 2023 to present	Director (December 2014 to present), President (December 2021 to present), and Chief Operating Officer (March 2017 to present) of EIM; Executive Vice President and Chief Operating Officer of Equitable Investment Management, LLC (January 2023 to present); and Signatory Officer (November 2021 to present) and employee (October 2011 to present) of Equitable Financial.
James Chen (1988)	Vice President and Director of Risk	From August 2022 to present	Vice President of EIM (July 2022 to present); Vice President of Equitable Investment Management, LLC (January 2023 to present); employee of Equitable Financial (2015 to present).

Name, Year of Birth and Address*	Position(s) Held With the Trust**	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years
James Kelly (1968)	Controller	From June 2007 to present	Vice President of EIM (May 2011 to present); Vice President of Equitable Investment Management, LLC (January 2023 to present); and employee of Equitable Financial (September 2008 to present).
Andrew Houston (1990)	Vice President	From September 2022 to present	Vice President of EIM (July 2022 to present), Vice President of Equitable Investment Management, LLC (January 2023 to present); and employee of Equitable Financial (2017 to present).
Miao Hu (1978)	Vice President	From March 2017 to present	Assistant Portfolio Manager (May 2016 to present) and Vice President (June 2016 to present) of EIM; and employee of Equitable Financial (November 2013 to present).
Kevin McCarthy (1983)	Vice President	From September 2019 to present	Assistant Portfolio Manager (December 2018 to present) and Vice President (July 2022) of EIM; and employee of Equitable Financial (August 2015 to present).
Xavier Poutas (1977)	Vice President	From March 2017 to present	Assistant Portfolio Manager (May 2011 to present) and Vice President (June 2016 to present) of EIM; and employee of Equitable Financial (August 2002 to present).
Maureen E. Kane, Esq. (1962)	Chief Legal Officer, Senior Vice President and Secretary	From November 2022 to present	Executive Vice President, Secretary and General Counsel of EIM (October 2022 to present); Executive Vice President, Secretary and General Counsel of Equitable Investment Management, LLC (January 2023 to present); employee of Equitable Financial (February 2019 to present); and Managing Director and Managing Counsel of The Bank of New York Mellon (July 2014 to February 2019).
Kristina B. Magolis, Esq. (1985)	Vice President and Assistant Secretary	From November 2022 to present	Vice President, Assistant Secretary and Associate General Counsel of EIM (October 2022 to present); Vice President, Assistant Secretary and Associate General Counsel of Equitable Investment Management, LLC (January 2023 to present); employee of Equitable Financial (October 2022 to present); and Vice President, Legal and Compliance, Morgan Stanley Investment Management (August 2017 to September 2022).
Nadia Persaud, Esq. (1977)	Vice President and Assistant Secretary	From December 2021 to present	Vice President, Assistant Secretary and Associate General Counsel of EIM (December 2021 to present); Vice President, Assistant Secretary and Associate General Counsel of Equitable Investment Management, LLC (January 2023 to present); employee of Equitable Financial (December 2021 to present); Director and Senior Counsel of ICE Data Services (August 2020 to October 2021); Vice President of BlackRock (July 2019 to July 2020); and Vice President and Associate General Counsel of OppenheimerFunds (January 2017 to May 2019).
Artemis Brannigan (1974)	Vice President	From September 2019 to present	Vice President of EIM (August 2019 to present); Vice President of Equitable Investment Management, LLC (January 2023 to present); employee of Equitable Financial (August 2019 to present); and Director of Prudential Financial (January 2016 to July 2019).
Aysha Pride (1988)	Vice President	From August 2022 to present	Vice President of EIM (July 2022 to present); Vice President of Equitable Investment Management, LLC (January 2023 to present); and employee of Equitable Financial (2014 to present).
Helen Lai (1973)	Assistant Vice President	From March 2017 to present	Employee of Equitable Financial (March 2013 to present).
Roselle Ibanga (1978)	Assistant Controller	From February 2009 to present	Employee of Equitable Financial (February 2009 to present).

Name, Year of Birth and Address*	Position(s) Held With the Trust**	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Lisa Perrelli (1974)	Assistant Controller	From February 2009 to present	Employee of Equitable Financial (November 2002 to present).
Jennifer Mastronardi (1985)	Assistant Vice President	From March 2012 to present	Vice President of EIM (April 2015 to present); Vice President of Equitable Investment Management, LLC (January 2023 to present); and employee of Equitable Financial (February 2009 to present).
Helen Espaillat (1963)	Assistant Secretary	From March 2017 to present	Assistant Vice President and Assistant Secretary of EIM (March 2015 to present); Assistant Vice President and Assistant Secretary of Equitable Investment Management, LLC (January 2023 to present); and employee of Equitable Financial (July 2004 to present).
Lorelei Fajardo (1978)	Assistant Secretary	From March 2014 to present	Employee of Equitable Financial (July 2013 to present).
Cheryl Cherian (1979)	Assistant Secretary	From June 2019 to present	Employee of Equitable Financial (April 2019 to present); and Compliance Associate at Manifold Fund Advisors (November 2016 to March 2018).
Monica Giron (1976)	Assistant Secretary	From July 2019 to present	Employee of Equitable Financial (June 2019 to present); and Senior Paralegal at Gemini Fund Services (August 2015 to May 2019).

*	The business address of each officer is 1290 Avenue of the Americas, New York, New York 10104.
**	The officers in the table above hold similar positions with EQ Advisors Trust and the 1290 Funds, the other registered investment companies in the fund complex.
***	Each officer is elected on an annual basis.

CONTROL PERSON AND PRINCIPAL HOLDERS OF SECURITIES (UNAUDITED)

Equitable Financial may be deemed to be a control person with respect to the Trust by virtue of its record ownership of a substantial majority of the Trust’s shares. Shareholders owning more than 25% of the outstanding shares of a Portfolio may be able to determine the outcome of most issues that are submitted to shareholders for a vote.

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-877-222-2144 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) on the Trust’s website at www.equitable-funds.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Portfolios’ Form N-PORT reports are available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 1 (b)	Not Applicable.

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a “code of ethics,” as defined in Item 2, that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of the registrant’s code of ethics is filed as an exhibit pursuant to Item 13(a)(1).

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that Michael Clement and Donald E. Foley serve on its audit committee as “audit committee financial expert” as defined in Item 3. Messrs. Clement and Foley are considered to be “independent” for purposes of Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees for fiscal year 2022: $334,918 and for fiscal year 2021: $320,908

(b)	Audit-Related Fees for fiscal year 2022: $0 and for fiscal year 2021: $67,000

(c)	Tax Fees for fiscal year 2022: $96,511 and for fiscal year 2021: $197,204

Tax fees include amounts related to tax compliance, tax advice and tax planning.

(d)	All Other Fees for fiscal year 2022: $ 0 and for fiscal year 2021: $0.

All other fees include amounts related to consultation on or review of the registrant’s various regulatory filings.

(e)(1) The registrant’s Audit Committee has adopted policies and procedures relating to the pre-approval of services performed by the registrant’s principal accountant. Audit, audit-related and non-audit services (including tax services) provided to the registrant require pre-approval by the Audit Committee. In the event that the estimated fees for such pre-approved audit, audit-related and non-audit services exceed the pre-approved estimated fees for such services, the excess amount must be approved by the Audit Committee or its delegate prior to payment.

(e)(2) None of the services included in (b) – (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	For Fiscal year 2022: $96,511

For fiscal year 2021: $197,204

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-advisers whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

A schedule of investments for each series of the Trust is included in each report to shareholders.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ( “1940 Act”)) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits.

(a)(1)	The Code of Ethics for Senior Officers of the Registrant is filed herewith.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Premier VIP Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
March 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
March 3, 2023

By:	/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer and Treasurer
March 3, 2023